Schedule of Investments (unaudited) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 0.5%
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	$4,530	$4,667,612
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 03/18/24	4,000	3,876,947
Citibank Credit Card Issuance Trust:
Series 2014-A5, Class A5, 2.68%, 06/07/23	6,870	6,931,430
Series 2016-A2, Class A2, 2.19%, 11/20/23	9,750	9,907,110
Series 2017-A3, Class A3, 1.92%, 04/07/22	3,600	3,599,640
Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.16%, 03/15/23	3,250	3,216,883
Honda Auto Receivables Owner Trust, Series 2017-4, Class A4, 2.21%, 03/21/24	6,525	6,544,402
Nissan Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 04/15/25	930	908,785
Nissan Auto Receivables Owner Trust, Series 2019-B, Class A4, 2.54%, 12/15/25	6,000	6,219,911
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 05/15/26	3,415	3,510,625

Total Asset-Backed Securities — 0.5% (Cost — $48,430,884)		49,383,345

Corporate Bonds — 24.5%

Aerospace & Defense — 0.5%
Boeing Co.:
2.30%, 08/01/21(a)	300	290,278
2.35%, 10/30/21	75	71,070
2.13%, 03/01/22	250	235,017
1.88%, 06/15/23(a)	500	459,411
2.70%, 02/01/27	230	210,901
2.80%, 03/01/27	1,000	888,306
3.20%, 03/01/29(a)	1,000	921,277
2.95%, 02/01/30(a)	570	534,227
6.13%, 02/15/33(a)	100	109,614
3.25%, 02/01/35(a)	1,600	1,383,687
3.30%, 03/01/35	65	56,777
3.38%, 06/15/46	250	212,336
3.85%, 11/01/48	1,000	900,481
3.90%, 05/01/49	750	676,855
3.75%, 02/01/50(a)	540	492,812
3.95%, 08/01/59	500	448,745
Carlisle Cos., Inc., 2.75%, 03/01/30	100	87,288

Security	Par (000)	Value
Aerospace & Defense (continued)
Embraer Netherlands Finance BV:
5.05%, 06/15/25	$250	$211,641
5.40%, 02/01/27(a)	500	437,500
General Dynamics Corp.:
3.00%, 05/11/21	3,000	3,023,083
3.88%, 07/15/21(a)	50	50,838
2.25%, 11/15/22(a)	500	502,941
3.38%, 05/15/23	500	512,826
3.50%, 05/15/25(a)	1,000	1,065,446
2.13%, 08/15/26(a)	500	500,199
3.75%, 05/15/28	500	531,397
4.25%, 04/01/50	500	629,596
L3Harris Technologies, Inc.:
3.85%, 06/15/23(b)	1,500	1,566,223
3.83%, 04/27/25	500	520,188
4.40%, 06/15/28(b)	250	266,124
2.90%, 12/15/29	200	186,655
4.85%, 04/27/35	1,065	1,152,394
Lockheed Martin Corp.:
3.35%, 09/15/21	1,000	1,017,360
3.55%, 01/15/26(a)	2,250	2,410,623
3.60%, 03/01/35(a)	65	71,077
4.07%, 12/15/42	100	115,491
3.80%, 03/01/45(a)	1,500	1,628,344
4.70%, 05/15/46(a)	750	922,690
4.09%, 09/15/52(a)	500	600,778
Northrop Grumman Corp.:
2.55%, 10/15/22	2,000	1,999,459
3.25%, 08/01/23(a)	500	511,916
2.93%, 01/15/25	1,000	1,015,058
3.25%, 01/15/28	2,000	2,078,238
4.75%, 06/01/43(a)	375	449,301
4.03%, 10/15/47	1,500	1,722,128
Raytheon Co.:
2.50%, 12/15/22	500	511,736
4.88%, 10/15/40	250	306,614
4.70%, 12/15/41	100	116,614
Rockwell Collins, Inc.:
2.80%, 03/15/22	1,000	1,010,457
3.50%, 03/15/27	1,000	1,033,467
4.35%, 04/15/47(a)	1,000	1,091,546
United Technologies Corp.:
3.65%, 08/16/23	1,250	1,314,389
3.13%, 05/04/27(a)	1,000	1,017,969
4.13%, 11/16/28(a)	3,000	3,293,258
4.45%, 11/16/38	500	569,155
5.70%, 04/15/40(a)	300	383,863
4.50%, 06/01/42	1,700	1,963,803
4.15%, 05/15/45	500	543,263
3.75%, 11/01/46	750	785,112
4.05%, 05/04/47(a)	500	548,478
4.63%, 11/16/48(a)	1,250	1,477,208

		49,645,528

1

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Air Freight & Logistics — 0.1%
FedEx Corp.:
3.40%, 01/14/22	$1,000	$1,005,763
4.00%, 01/15/24	250	260,852
3.25%, 04/01/26(a)	545	551,455
3.30%, 03/15/27(a)	500	496,953
3.10%, 08/05/29	1,000	981,764
3.90%, 02/01/35	190	185,563
3.88%, 08/01/42(a)	50	43,760
4.75%, 11/15/45	160	153,323
4.55%, 04/01/46(a)	750	713,038
4.40%, 01/15/47(a)	500	451,426
4.05%, 02/15/48	1,000	878,981
4.95%, 10/17/48(a)	1,000	977,248
United Parcel Service, Inc.:
2.05%, 04/01/21	500	499,388
2.45%, 10/01/22	500	502,053
2.50%, 04/01/23(a)	2,000	2,065,204
2.40%, 11/15/26(a)	2,000	2,033,494
3.05%, 11/15/27(a)	500	510,593
6.20%, 01/15/38(a)	100	130,127
3.63%, 10/01/42	250	238,403
3.40%, 11/15/46	220	214,777
3.75%, 11/15/47(a)	500	520,607
4.25%, 03/15/49(a)	1,000	1,160,543
3.40%, 09/01/49	300	301,531

		14,876,846

Airlines — 0.1%
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24	94	95,898
Series 2016-2, Class AA, 3.20%, 12/15/29	427	464,437
Series 2019-1, Class AA, 3.15%, 08/15/33	985	886,829
Continental Airlines Pass Through Trust, Series 2-A, 4.00%, 04/29/26	350	338,078
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	34	36,642
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	1,000	976,229
Delta Air Lines, Inc., 3.75%, 10/28/29	1,000	805,026
JetBlue Pass Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	940	822,359
Southwest Airlines Co., 2.63%, 02/10/30	2,000	1,676,239

Security	Par (000)	Value

Airlines (continued)
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 02/15/27	$146	$145,513
Series 2016-1, Class AA, 3.10%, 01/07/30	434	402,679
Series AA, 2.70%, 11/01/33	1,350	1,214,709
US Airways Pass Through Trust, Series 2013-1 Class A, 3.95%, 05/15/27	163	162,993

		8,027,631

Auto Components — 0.2%
American Honda Finance Corp.:
1.65%, 07/12/21	750	741,226
1.95%, 05/20/22	300	295,655
2.05%, 01/10/23	895	881,785
1.95%, 05/10/23	685	668,023
3.63%, 10/10/23(a)	2,000	2,032,056
2.40%, 06/27/24	1,000	985,568
2.15%, 09/10/24(a)	1,000	976,038
2.35%, 01/08/27(a)	500	471,045
Aptiv PLC, 4.40%, 10/01/46(a)	500	384,516
BorgWarner, Inc., 3.38%, 03/15/25(a)	70	68,498
Daimler Finance North America LLC, 8.50%, 01/18/31	600	810,929
Lear Corp., 4.25%, 05/15/29	1,000	888,778
PACCAR Financial Corp., 2.00%, 09/26/22	2,180	2,147,466
Toyota Motor Corp.:
2.36%, 07/02/24	500	499,806
2.76%, 07/02/29(a)	185	186,227
Toyota Motor Credit Corp.:
1.90%, 04/08/21(a)	900	895,841
2.95%, 04/13/21(a)	500	501,894
2.60%, 01/11/22(a)	250	251,288
3.30%, 01/12/22	2,000	2,022,182
2.63%, 01/10/23(a)	2,000	2,001,536
2.00%, 10/07/24	3,000	2,913,329
3.65%, 01/08/29	1,000	1,035,389

		21,659,075

Automobiles — 0.1%
Ford Motor Co.:
4.35%, 12/08/26	517	403,405
7.45%, 07/16/31	67	48,240
4.75%, 01/15/43	325	184,438
5.29%, 12/08/46	360	214,200
General Motors Co.:
4.88%, 10/02/23	600	534,603
4.00%, 04/01/25(a)	2,000	1,686,691
4.20%, 10/01/27(a)	1,000	826,300
5.00%, 04/01/35(a)	750	562,875
6.60%, 04/01/36	250	217,409
5.15%, 04/01/38	500	361,611

2

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)

General Motors Co. (continued):
6.25%, 10/02/43(a)	$250	$197,425
5.20%, 04/01/45(a)	250	197,949
6.75%, 04/01/46	275	219,696
5.40%, 04/01/48	500	364,139
5.95%, 04/01/49	1,000	738,804

		6,757,785

Banks — 2.7%
Australia & New Zealand Banking Group Ltd.:
3.30%, 05/17/21(a)	1,000	1,009,310
2.30%, 06/01/21(a)	1,000	999,468
2.05%, 11/21/22	1,705	1,708,050
Bank of Montreal:
2.35%, 09/11/22	2,000	2,023,759
2.50%, 06/28/24	1,000	977,242
Series D, 3.10%, 04/13/21(a)	1,000	1,010,013
Series E, 3.30%, 02/05/24(a)	4,000	4,127,413
Bank of New York Mellon Corp.:
2.50%, 04/15/21(a)	250	249,853
2.05%, 05/03/21	500	502,320
3.55%, 09/23/21(a)	2,050	2,102,587
2.60%, 02/07/22	1,000	1,008,315
1.95%, 08/23/22(a)	1,000	1,004,099
1.85%, 01/27/23	245	243,446
3.45%, 08/11/23	500	519,881
2.20%, 08/16/23	1,000	1,004,452
2.10%, 10/24/24	250	251,504
2.80%, 05/04/26(a)	70	71,772
3.25%, 05/16/27(a)	750	783,174
3.85%, 04/28/28(a)	2,000	2,234,126
3.30%, 08/23/29	1,000	1,023,833
Series G, 3.00%, 02/24/25	105	107,588
Bank of Nova Scotia:
2.45%, 03/22/21	500	501,574
3.13%, 04/20/21(a)	1,750	1,768,424
2.80%, 07/21/21	750	758,379
2.70%, 03/07/22(a)	1,000	1,015,924
2.45%, 09/19/22	2,000	2,016,339
2.00%, 11/15/22(a)	1,000	1,002,453
2.38%, 01/18/23(a)	475	478,747
3.40%, 02/11/24	1,000	1,050,317
4.50%, 12/16/25	250	256,853
2.70%, 08/03/26	500	504,143
Barclays PLC:
3.20%, 08/10/21(a)	750	742,320
3.68%, 01/10/23	1,500	1,504,130
(3 mo. LIBOR US + 1.36%), 4.34%, 05/16/24(a)(c)	2,000	1,929,264
3.65%, 03/16/25	450	440,096
4.38%, 01/12/26	1,000	1,005,000
4.34%, 01/10/28	750	762,401

Security	Par (000)	Value

Banks (continued)
Barclays PLC (continued):
4.84%, 05/09/28	$465	$475,014
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(c)	2,250	2,406,332
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(c)	1,000	1,045,001
4.95%, 01/10/47(a)	1,000	1,092,800
BBVA USA:
2.50%, 08/27/24(a)	1,000	974,789
3.88%, 04/10/25	250	236,635
BNP Paribas SA:
3.25%, 03/03/23(a)	250	257,694
4.25%, 10/15/24	250	257,633
BPCE SA, 4.00%, 04/15/24(a)	250	259,209
Canadian Imperial Bank of Commerce:
(3 mo. LIBOR US + 0.79%), 2.61%, 07/22/23(c)	2,000	2,007,088
3.50%, 09/13/23(a)	2,000	2,122,497
Citibank NA(a):
3.40%, 07/23/21	750	765,371
3.65%, 01/23/24	500	523,569
Citizens Bank NA/Providence RI:
2.55%, 05/13/21	1,000	999,010
2.65%, 05/26/22	250	249,513
Citizens Financial Group, Inc.:
2.85%, 07/27/26(a)	1,500	1,462,689
2.50%, 02/06/30	340	300,436
Comerica, Inc.:
3.70%, 07/31/23	250	256,618
4.00%, 02/01/29(a)	1,000	1,007,176
Cooperatieve Rabobank UA:
2.75%, 01/10/22	2,000	2,012,732
3.88%, 02/08/22(a)	150	154,925
3.95%, 11/09/22	1,000	1,009,407
2.75%, 01/10/23(a)	2,000	2,005,605
4.63%, 12/01/23(a)	500	516,911
3.38%, 05/21/25	500	526,740
4.38%, 08/04/25	500	512,103
3.75%, 07/21/26(a)	500	481,682
5.25%, 05/24/41(a)	1,025	1,352,900
5.25%, 08/04/45	1,250	1,516,974
Credit Suisse AG, New York:
3.00%, 10/29/21	3,250	3,287,650
2.10%, 11/12/21(a)	2,250	2,243,520
3.63%, 09/09/24(a)	750	792,036
Discover Bank:
3.20%, 08/09/21(a)	1,000	989,782
3.35%, 02/06/23	500	493,870
4.20%, 08/08/23(a)	2,000	2,105,697
2.45%, 09/12/24(a)	600	566,302
(5 year USD Swap + 1.73%), 4.68%, 08/09/28(c)	1,000	1,018,210
2.70%, 02/06/30	535	461,399

3

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp:
3.50%, 03/15/22(a)	$100	$100,622
4.30%, 01/16/24	250	264,865
8.25%, 03/01/38	425	560,635
Fifth Third Bank:
2.25%, 06/14/21(a)	1,000	1,000,933
3.35%, 07/26/21(a)	1,000	1,013,256
2.88%, 10/01/21	200	201,775
1.80%, 01/30/23	250	246,886
3.95%, 07/28/25(a)	500	525,936
3.85%, 03/15/26(a)	500	518,484
2.25%, 02/01/27	590	557,861
First Republic Bank, 4.63%, 02/13/47(a)	500	540,548
HSBC Holdings PLC:
5.10%, 04/05/21(a)	500	511,207
2.95%, 05/25/21	500	502,611
2.65%, 01/05/22(a)	1,500	1,497,924
4.88%, 01/14/22	150	152,468
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(a)(c)	1,000	999,090
3.60%, 05/25/23(a)	750	757,113
4.25%, 03/14/24(a)	500	513,080
(3 mo. LIBOR US + 0.99%), 3.95%, 05/18/24(c)	380	389,382
(3 mo. LIBOR US + 1.21%), 3.80%, 03/11/25(a)(c)	1,000	1,028,534
4.25%, 08/18/25	500	516,293
(3 mo. LIBOR US + 1.14%), 2.63%, 11/07/25(c)	1,000	970,092
4.30%, 03/08/26(a)	1,000	1,062,048
3.90%, 05/25/26	1,000	1,017,173
(3 mo. LIBOR US + 1.35%), 4.29%, 09/12/26(c)	3,000	2,993,556
4.38%, 11/23/26(a)	2,000	2,105,621
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(a)(c)	3,000	3,050,773
(3 mo. LIBOR US + 1.53%), 4.58%, 06/19/29(c)	3,000	3,178,947
4.95%, 03/31/30	353	385,475
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(a)(c)	1,000	1,024,334
6.50%, 05/02/36(a)	200	236,220
6.50%, 09/15/37(a)	750	901,817
6.80%, 06/01/38	250	304,519
6.10%, 01/14/42(a)	1,000	1,242,925
5.25%, 03/14/44(a)	1,250	1,374,226
Huntington Bancshares, Inc.:
2.63%, 08/06/24	775	801,920
4.00%, 05/15/25	1,000	1,047,567
2.55%, 02/04/30	800	714,214
ING Groep NV:
4.10%, 10/02/23(a)	1,000	1,026,298
3.95%, 03/29/27	250	250,193

Security	Par (000)	Value

Banks (continued)
ING Groep NV (continued):
4.55%, 10/02/28(a)	$1,000	$1,061,615
4.05%, 04/09/29(a)	1,000	1,025,946
KeyBank NA:
2.50%, 11/22/21	1,000	1,002,167
3.30%, 02/01/22	1,000	1,013,316
2.30%, 09/14/22	350	348,386
3.38%, 03/07/23	250	255,258
3.90%, 04/13/29	1,000	988,710
KeyCorp:
5.10%, 03/24/21(a)	2,100	2,136,352
2.25%, 04/06/27	250	232,090
2.55%, 10/01/29	500	446,350
Kreditanstalt fuer Wiederaufbau:
2.63%, 04/12/21	2,000	2,042,599
1.50%, 06/15/21	4,500	4,552,290
1.75%, 09/15/21	500	508,884
2.00%, 11/30/21	2,000	2,049,955
3.13%, 12/15/21	4,000	4,173,479
2.50%, 02/15/22	3,000	3,104,855
2.13%, 03/07/22	2,000	2,057,659
2.13%, 06/15/22	2,250	2,326,007
2.38%, 12/29/22(a)	3,000	3,144,697
2.13%, 01/17/23	200	208,574
1.63%, 02/15/23(a)	4,000	4,110,555
2.63%, 02/28/24	1,000	1,077,432
1.38%, 08/05/24	3,000	3,086,680
2.50%, 11/20/24	2,000	2,167,910
2.00%, 05/02/25(a)	2,000	2,127,614
2.88%, 04/03/28	5,000	5,765,813
1.75%, 09/14/29	500	531,611
Lloyds Bank PLC, 2.25%, 08/14/22(a)	1,000	998,200
M&T Bank Corp., 3.55%, 07/26/23(a)	2,000	2,110,046
MUFG Union Bank NA, 2.10%, 12/09/22	1,000	985,183
National Australia Bank Ltd.:
3.70%, 11/04/21(a)	500	508,195
2.50%, 05/22/22(a)	1,000	1,003,121
2.88%, 04/12/23	2,000	2,028,405
2.50%, 07/12/26	1,250	1,252,615
National Bank of Canada, 2.10%, 02/01/23(a)	1,000	980,290
Northern Trust Corp., 3.65%, 08/03/28	250	249,189
Oesterreichische Kontrollbank AG, 2.88%, 03/13/23	2,000	2,123,948
PNC Bank NA:
2.15%, 04/29/21(a)	500	500,166
2.63%, 02/17/22(a)	2,000	2,020,440
2.45%, 07/28/22	750	746,922
2.70%, 11/01/22(a)	1,000	1,010,343
2.95%, 01/30/23(a)	250	253,553
2.95%, 02/23/25	250	254,759
4.05%, 07/26/28(a)	500	557,731

4

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
PNC Financial Services Group, Inc.:
3.30%, 03/08/22	$75	$76,106
3.50%, 01/23/24	2,000	2,011,351
3.90%, 04/29/24	2,000	2,112,443
2.20%, 11/01/24(a)	300	307,510
3.45%, 04/23/29(a)	2,000	1,981,278
Regions Financial Corp.:
2.75%, 08/14/22	500	494,543
3.80%, 08/14/23(a)	2,000	2,024,973
Royal Bank of Canada:
1.95%, 01/17/23(a)	675	668,129
3.70%, 10/05/23	2,000	2,090,647
2.55%, 07/16/24	1,000	1,016,864
2.25%, 11/01/24(a)	1,500	1,507,245
4.65%, 01/27/26(a)	700	731,888
Santander Holdings USA, Inc.:
3.40%, 01/18/23	2,000	1,975,850
3.24%, 10/05/26	2,000	1,772,551
Santander UK Group Holdings PLC:
2.88%, 08/05/21	1,000	987,669
(3 mo. LIBOR US + 1.08%), 3.37%, 01/05/24(a)(c)	3,000	3,025,834
Santander UK PLC, 2.88%, 06/18/24(a)	1,500	1,497,259
Skandinaviska Enskilda Banken AB, 2.63%, 03/15/21	1,000	1,000,470
Svenska Handelsbanken AB:
2.45%, 03/30/21	500	502,094
3.35%, 05/24/21(a)	2,000	2,024,036
Synchrony Bank, 3.00%, 06/15/22	500	496,547
Toronto-Dominion Bank:
2.13%, 04/07/21	500	499,992
3.25%, 06/11/21(a)	500	510,333
1.80%, 07/13/21(a)	2,000	2,009,271
1.90%, 12/01/22	730	728,796
3.50%, 07/19/23	500	515,002
2.65%, 06/12/24	500	507,882
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(a)(c)	500	496,815
Truist Bank:
2.45%, 08/01/22	1,000	1,002,307
(3 mo. LIBOR US + 0.59%), 3.50%, 08/02/22(c)	4,000	4,047,749
2.75%, 05/01/23(a)	500	508,246
(3 mo. LIBOR US + 0.74%), 3.69%, 08/02/24(c)	365	377,560
2.15%, 12/06/24	1,000	990,388
3.80%, 10/30/26	250	262,678
(5 year CMT + 1.15%), 2.64%, 09/17/29(c)	1,000	955,584
Truist Financial Corp.:
2.90%, 03/03/21	500	501,132
2.75%, 04/01/22	1,000	1,006,606
3.75%, 12/06/23(a)	2,000	2,114,987
2.50%, 08/01/24	2,000	1,972,374
2.85%, 10/26/24	500	505,697

Security	Par (000)	Value

Banks (continued)
US Bancorp.:
4.13%, 05/24/21(a)	$50	$51,197
2.95%, 07/15/22(a)	2,000	2,021,478
2.40%, 07/30/24(a)	1,000	999,557
3.90%, 04/26/28	2,000	2,151,390
Series V, 2.63%, 01/24/22(a)	2,000	2,027,560
Series V, 2.38%, 07/22/26	500	492,892
US Bank NA:
3.40%, 07/24/23	3,000	3,147,801
2.80%, 01/27/25	500	516,124
Wells Fargo & Co.:
4.60%, 04/01/21(a)	1,000	1,021,709
2.10%, 07/26/21	1,000	996,665
3.50%, 03/08/22(a)	4,000	4,077,742
2.63%, 07/22/22	3,750	3,762,161
3.07%, 01/24/23(a)	2,500	2,526,449
4.13%, 08/15/23	1,750	1,800,511
4.48%, 01/16/24	250	262,330
3.30%, 09/09/24	750	780,893
3.00%, 02/19/25	350	356,804
3.55%, 09/29/25(a)	1,000	1,051,019
(3 mo. LIBOR US + 0.83%), 2.41%, 10/30/25(c)	1,000	985,209
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26(c)	1,500	1,469,525
3.00%, 04/22/26(a)	1,750	1,780,530
4.10%, 06/03/26(a)	2,020	2,145,374
3.00%, 10/23/26	1,750	1,788,749
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(c)	1,335	1,375,631
4.30%, 07/22/27(a)	1,500	1,597,788
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(c)	1,500	1,525,401
4.15%, 01/24/29(a)	1,000	1,093,802
(3 mo. LIBOR US + 1.17%), 2.88%, 10/30/30(a)(c)	1,000	990,495
(3 mo. LIBOR US + 1.00%), 2.57%, 02/11/31(a)(c)	1,500	1,434,845
5.38%, 11/02/43	900	1,055,041
5.61%, 01/15/44	656	785,333
4.65%, 11/04/44(a)	3,345	3,669,812
3.90%, 05/01/45(a)	1,150	1,252,874
4.90%, 11/17/45	500	570,014
4.40%, 06/14/46(a)	600	644,373
4.75%, 12/07/46	1,600	1,768,397
(3 mo. LIBOR US + 4.24%), 5.01%, 04/04/51(c)	2,000	2,553,604
5.95%, 12/01/86	250	313,751
Series M, 3.45%, 02/13/23	450	461,741

5

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo Bank NA:
(3 mo. LIBOR US + 0.65%), 2.08%, 09/09/22(a)(c)	$1,000	$995,308
3.55%, 08/14/23	500	523,486
6.60%, 01/15/38	500	683,089
Westpac Banking Corp.:
2.10%, 05/13/21(a)	500	500,033
2.80%, 01/11/22	1,000	1,009,605
2.75%, 01/11/23(a)	3,000	3,049,814
2.00%, 01/13/23	180	177,947
2.35%, 02/19/25(a)	500	504,086
2.85%, 05/13/26(a)	500	516,464
3.40%, 01/25/28	500	538,474
2.65%, 01/16/30(a)	295	293,917
(5 year CMT + 1.35%), 2.89%, 02/04/30(c)	750	719,460
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(c)	750	760,160
4.42%, 07/24/39(a)	1,000	975,531
Zions Bancorp NA:
3.50%, 08/27/21	250	249,747
3.25%, 10/29/29	1,000	847,455

		300,133,252

Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 02/01/26	2,250	2,359,085
4.70%, 02/01/36	2,500	2,618,104
4.90%, 02/01/46(a)	5,370	5,848,810
Anheuser-Busch InBev Finance, Inc.:
3.30%, 02/01/23(a)	3,036	3,125,107
3.65%, 02/01/26(a)	500	521,699
4.63%, 02/01/44	650	680,177
4.90%, 02/01/46	500	517,197
Anheuser-Busch InBev Worldwide, Inc.:
4.15%, 01/23/25(a)	1,000	1,073,509
4.00%, 04/13/28(a)	1,000	1,054,298
4.75%, 01/23/29(a)	500	551,925
4.38%, 04/15/38	1,000	1,006,659
8.20%, 01/15/39(a)	1,150	1,721,152
5.45%, 01/23/39	1,000	1,150,738
4.95%, 01/15/42	500	538,850
3.75%, 07/15/42(a)	300	301,539
4.60%, 04/15/48(a)	1,000	1,057,954
4.44%, 10/06/48	632	644,734
5.55%, 01/23/49(a)	3,000	3,526,185
4.75%, 04/15/58	500	512,817
5.80%, 01/23/59	1,000	1,223,165
Coca-Cola Co.:
3.30%, 09/01/21(a)	2,000	2,047,879
2.20%, 05/25/22(a)	250	253,406
1.75%, 09/06/24(a)	1,000	1,045,025

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (continued):
2.88%, 10/27/25	$125	$133,743
2.55%, 06/01/26	750	786,361
2.90%, 05/25/27	250	262,300
2.13%, 09/06/29(a)	1,000	999,205
Constellation Brands, Inc.:
2.65%, 11/07/22(a)	4,000	3,823,691
3.70%, 12/06/26	750	736,577
3.50%, 05/09/27(a)	1,000	937,613
3.15%, 08/01/29	1,000	928,794
Diageo Capital PLC:
2.63%, 04/29/23(a)	250	252,356
3.50%, 09/18/23	2,000	2,038,865
3.88%, 05/18/28	1,000	1,044,764
2.38%, 10/24/29(a)	830	797,550
3.88%, 04/29/43	125	127,903
Diageo Investment Corp.:
2.88%, 05/11/22(a)	100	100,819
4.25%, 05/11/42	250	267,612
Keurig Dr. Pepper, Inc.:
3.55%, 05/25/21	1,750	1,770,528
2.70%, 11/15/22	100	100,887
4.06%, 05/25/23	500	520,114
4.42%, 05/25/25	250	266,408
4.60%, 05/25/28(a)	750	820,390
4.99%, 05/25/38(a)	250	278,099
4.42%, 12/15/46	500	559,268
5.09%, 05/25/48	750	933,803
Molson Coors Brewing Co.:
2.10%, 07/15/21	750	734,631
3.50%, 05/01/22	75	74,976
3.00%, 07/15/26(a)	2,345	2,215,444
5.00%, 05/01/42	750	727,106
4.20%, 07/15/46(a)	500	446,952
PepsiCo, Inc.:
3.00%, 08/25/21(a)	750	770,617
2.75%, 03/05/22(a)	250	259,920
3.10%, 07/17/22	500	520,120
2.75%, 03/01/23	300	313,393
3.60%, 03/01/24(a)	250	270,628
2.75%, 04/30/25(a)	1,000	1,040,241
3.50%, 07/17/25	250	267,376
2.85%, 02/24/26	500	526,904
2.38%, 10/06/26(a)	1,000	1,028,985
3.00%, 10/15/27(a)	500	533,050
2.63%, 07/29/29	1,000	1,044,896
3.60%, 08/13/42	100	103,696
4.60%, 07/17/45	500	599,416
4.45%, 04/14/46(a)	1,000	1,292,315
3.45%, 10/06/46	2,250	2,525,589
3.38%, 07/29/49(a)	600	674,404
2.88%, 10/15/49	500	517,235

		68,355,558

6

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology — 0.3%
Amgen, Inc.:
3.88%, 11/15/21	$829	$1,001,917
2.70%, 05/01/22	500	512,086
2.25%, 08/19/23(a)	250	251,710
3.63%, 05/22/24(a)	250	262,025
3.13%, 05/01/25	750	795,664
2.60%, 08/19/26(a)	715	734,047
3.20%, 11/02/27	2,000	2,152,043
4.95%, 10/01/41(a)	2,000	2,150,067
5.65%, 06/15/42(a)	750	1,054,705
4.40%, 05/01/45	925	1,085,828
4.56%, 06/15/48	500	611,562
4.66%, 06/15/51	904	1,136,752
Baxalta, Inc.:
4.00%, 06/23/25	1,398	1,467,626
5.25%, 06/23/45	105	131,870
Biogen, Inc.:
4.05%, 09/15/25	595	629,093
5.20%, 09/15/45(a)	1,150	1,484,390
Gilead Sciences, Inc.:
1.95%, 03/01/22	1,000	986,635
2.50%, 09/01/23	500	499,229
3.70%, 04/01/24	1,750	1,835,445
3.50%, 02/01/25	170	179,377
3.65%, 03/01/26	1,325	1,432,813
2.95%, 03/01/27	500	517,004
4.60%, 09/01/35(a)	1,350	1,671,951
5.65%, 12/01/41	50	68,016
4.80%, 04/01/44	500	641,424
4.50%, 02/01/45(a)	1,150	1,397,861
4.75%, 03/01/46(a)	1,000	1,277,020
4.15%, 03/01/47(a)	1,150	1,403,737

		27,371,897

Building Materials — 0.0%
Martin Marietta Materials, Inc., 4.25%, 12/15/47	250	220,711

Building Products — 0.0%
Allegion PLC, 3.50%, 10/01/29	500	484,339
Fortune Brands Home & Security, Inc., 3.25%, 09/15/29	500	477,544
Johnson Controls International PLC:
3.63%, 07/02/24(d)	75	75,250
4.63%, 07/02/44	750	731,962
5.13%, 09/14/45	24	27,720
4.50%, 02/15/47	250	269,409
4.95%, 07/02/64(d)	179	208,311
Masco Corp., 4.38%, 04/01/26	1,000	989,102

Security	Par (000)	Value

Building Products (continued)
Owens Corning:
4.20%, 12/01/24	$250	$255,364
4.40%, 01/30/48(a)	1,000	852,827

		4,371,828

Capital Markets — 1.0%
Ameriprise Financial, Inc.(a):
4.00%, 10/15/23	150	158,738
2.88%, 09/15/26	500	488,520
Brookfield Asset Management, Inc., 4.00%, 01/15/25	250	253,102
Brookfield Finance, Inc.:
4.00%, 04/01/24(a)	150	149,287
3.90%, 01/25/28	1,000	1,025,903
4.70%, 09/20/47	500	469,486
Charles Schwab Corp.:
3.00%, 03/10/25	80	82,218
3.85%, 05/21/25	1,000	1,057,736
3.20%, 01/25/28	1,000	1,011,924
3.25%, 05/22/29(a)	200	197,586
CME Group, Inc.:
3.00%, 09/15/22	1,000	1,014,906
3.00%, 03/15/25	250	257,952
3.75%, 06/15/28(a)	1,000	1,114,948
5.30%, 09/15/43	100	134,232
Franklin Resources, Inc., 2.80%, 09/15/22	150	147,366
FS KKR Capital Corp.:
4.63%, 07/15/24	500	375,008
4.13%, 02/01/25	100	81,319
Goldman Sachs Group, Inc.:
2.63%, 04/25/21(a)	500	500,370
5.25%, 07/27/21	2,000	2,064,149
2.35%, 11/15/21	1,500	1,498,170
5.75%, 01/24/22	2,350	2,489,731
3.00%, 04/26/22	3,000	3,022,003
(3 mo. LIBOR US + 0.82%), 2.88%, 10/31/22(c)	2,000	2,009,237
3.63%, 01/22/23	150	153,933
(3 mo. LIBOR US + 0.99%), 2.91%, 07/24/23(c)	2,000	1,992,628
3.63%, 02/20/24(a)	1,000	1,042,706
4.00%, 03/03/24	3,425	3,579,769
3.85%, 07/08/24(a)	500	521,307
3.50%, 01/23/25	750	766,755
3.50%, 04/01/25	1,915	1,957,562
3.75%, 05/22/25	2,250	2,329,085
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(c)	1,000	1,016,281
4.25%, 10/21/25(a)	1,050	1,082,361
3.75%, 02/25/26(a)	380	392,576
5.95%, 01/15/27(a)	250	283,082
3.85%, 01/26/27	2,000	2,062,159

7

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Goldman Sachs Group, Inc. (continued):
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(a)(c)	$500	$513,381
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(c)	1,000	1,032,816
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(c)	1,000	1,064,240
6.75%, 10/01/37(a)	1,650	2,184,211
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(a)(c)	2,000	2,006,315
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(a)(c)	2,400	2,509,817
4.80%, 07/08/44	1,250	1,399,654
5.15%, 05/22/45	1,500	1,732,061
4.75%, 10/21/45(a)	1,750	2,074,713
Invesco Finance PLC, 4.00%, 01/30/24	250	255,927
Jefferies Group LLC, 5.13%, 01/20/23	650	661,783
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.85%, 01/15/27	1,000	989,914
4.15%, 01/23/30(a)	1,000	938,110
Landwirtschaftliche Rentenbank, Series 36, 2.00%, 12/06/21	2,000	2,049,740
Lazard Group LLC, 4.38%, 03/11/29	1,000	1,010,810
Legg Mason, Inc., 5.63%, 01/15/44	625	663,857
Morgan Stanley:
2.50%, 04/21/21	500	501,432
5.50%, 07/28/21	1,600	1,661,274
2.63%, 11/17/21(a)	2,750	2,760,279
2.75%, 05/19/22	2,000	2,010,199
4.88%, 11/01/22	500	524,693
3.13%, 01/23/23(a)	3,500	3,584,442
3.75%, 02/25/23(a)	500	518,347
4.10%, 05/22/23	250	255,174
(3 mo. LIBOR US + 0.85%), 3.74%, 04/24/24(c)	4,000	4,096,516
3.70%, 10/23/24(a)	1,500	1,572,908
(Secured Overnight Financing Rate + 1.15%), 2.72%, 07/22/25(c)	605	606,183
4.00%, 07/23/25(a)	505	532,299
5.00%, 11/24/25	1,250	1,368,419
3.88%, 01/27/26(a)	500	534,059
3.13%, 07/27/26(a)	500	512,733
4.35%, 09/08/26	1,500	1,588,906
3.63%, 01/20/27(a)	2,000	2,139,826
3.95%, 04/23/27	250	263,285
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(c)	2,250	2,284,591
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29(a)(c)	3,000	3,160,446
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(a)(c)	750	832,613

Security	Par (000)	Value

Capital Markets (continued)
Morgan Stanley (continued):
(Secured Overnight Financing Rate + 3.12%), 3.62%, 04/01/31(c)	$3,520	$3,681,712
7.25%, 04/01/32	50	71,468
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(a)(c)	1,000	1,077,786
(3 mo. LIBOR US + 1.43%), 4.46%, 04/22/39(c)	3,000	3,402,008
6.38%, 07/24/42(a)	50	69,724
4.30%, 01/27/45(a)	500	578,719
4.38%, 01/22/47(a)	1,500	1,829,858
Series F, 3.88%, 04/29/24(a)	250	262,645
Nasdaq, Inc., 4.25%, 06/01/24	250	261,434
Nomura Holdings, Inc.:
2.65%, 01/16/25	900	880,600
3.10%, 01/16/30	900	847,927
Owl Rock Capital Corp.:
4.00%, 03/30/25	345	266,018
3.75%, 07/22/25(a)	265	219,821
Raymond James Financial, Inc., 4.95%, 07/15/46	500	575,193
State Street Corp.:
1.95%, 05/19/21(a)	1,000	995,607
(3 mo. LIBOR US + 0.64%), 2.65%, 05/15/23(c)	1,000	985,504
3.10%, 05/15/23	250	256,082
3.30%, 12/16/24	405	418,715
(Secured Overnight Financing Rate + 0.94%), 2.35%, 11/01/25(c)	450	440,345
2.65%, 05/19/26(a)	1,000	1,014,955
2.40%, 01/24/30(a)	300	282,465
(Secured Overnight Financing Rate + 1.49%), 3.03%, 11/01/34(c)	200	193,022
TD Ameritrade Holding Corp.:
2.95%, 04/01/22	250	244,310
3.63%, 04/01/25	1,000	1,044,334
2.75%, 10/01/29	1,000	935,570
TPG Specialty Lending, Inc., 3.88%, 11/01/24	500	441,073

		110,456,963

Chemicals — 0.3%
Albemarle Corp., 4.15%, 12/01/24(a)	250	257,931
Cabot Corp., 4.00%, 07/01/29	1,500	1,646,874
Dow Chemical Co.:
3.50%, 10/01/24	500	494,389
4.80%, 11/30/28(a)	300	323,094
4.25%, 10/01/34	1,600	1,572,690
9.40%, 05/15/39	250	375,962
5.25%, 11/15/41	100	101,101
4.38%, 11/15/42(a)	250	243,663
5.55%, 11/30/48(a)	1,000	1,122,892
4.80%, 05/15/49(a)	1,000	1,032,368

8

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
DuPont de Nemours, Inc.:
4.21%, 11/15/23(a)	$2,000	$2,105,921
4.73%, 11/15/28	1,500	1,643,767
5.32%, 11/15/38(a)	750	842,411
5.42%, 11/15/48(a)	1,000	1,100,268
Eastman Chemical Co.:
3.60%, 08/15/22(a)	200	202,186
3.80%, 03/15/25(a)	1,050	1,062,248
4.50%, 12/01/28	1,000	1,053,963
4.80%, 09/01/42	250	284,826
FMC Corp.:
3.20%, 10/01/26	155	153,284
3.45%, 10/01/29	115	108,615
4.50%, 10/01/49	165	159,288
International Flavors & Fragrances, Inc.(a):
4.45%, 09/26/28	500	585,522
5.00%, 09/26/48	500	510,035
LYB International Finance BV(a):
4.00%, 07/15/23	450	459,577
5.25%, 07/15/43	75	76,466
4.88%, 03/15/44	350	377,646
LYB International Finance II BV, 3.50%, 03/02/27(a)	1,000	970,685
LYB International Finance III LLC, 4.20%, 10/15/49(a)	830	813,920
LyondellBasell Industries NV, 4.63%, 02/26/55	600	556,815
Methanex Corp.:
4.25%, 12/01/24	250	192,264
5.25%, 12/15/29	250	187,194
Mosaic Co.:
3.75%, 11/15/21	50	45,247
4.25%, 11/15/23	1,000	947,325
4.05%, 11/15/27(a)	1,000	851,994
5.45%, 11/15/33(a)	250	242,269
Nutrien Ltd.:
3.15%, 10/01/22	1,050	1,050,717
3.50%, 06/01/23	250	255,542
3.63%, 03/15/24	250	251,941
3.38%, 03/15/25	1,395	1,395,087
3.00%, 04/01/25	250	238,846
4.00%, 12/15/26	250	245,391
4.90%, 06/01/43	500	510,776
5.00%, 04/01/49	750	904,183
PPG Industries, Inc.:
2.40%, 08/15/24	1,000	992,321
2.80%, 08/15/29(a)	1,000	960,348
Praxair, Inc.:
2.70%, 02/21/23(a)	1,000	1,012,751
2.65%, 02/05/25(a)	165	169,849
3.20%, 01/30/26	250	264,571
Rohm & Haas Co., 7.85%, 07/15/29	250	313,379

Security	Par (000)	Value

Chemicals (continued)
RPM International, Inc., 5.25%, 06/01/45	$250	$288,992
SASOL Financing USA LLC, 5.88%, 03/27/24	500	204,900
Sherwin-Williams Co.:
3.95%, 01/15/26	500	525,838
3.45%, 06/01/27(a)	250	256,216
2.95%, 08/15/29	620	607,989
4.50%, 06/01/47(a)	1,000	1,070,067
3.80%, 08/15/49	880	847,754
Westlake Chemical Corp.:
3.60%, 08/15/26	500	455,452
5.00%, 08/15/46	750	712,986

		36,240,596

Commercial Services & Supplies — 0.1%
American University, Series 2019, 3.67%, 04/01/49	135	145,238
California Institute of Technology, 3.65%, 09/01/19	263	272,115
Ecolab, Inc.:
4.35%, 12/08/21	122	121,000
2.38%, 08/10/22	500	498,912
3.25%, 01/14/23	250	249,561
3.25%, 12/01/27	1,000	939,139
3.70%, 11/01/46	250	224,054
George Washington University:
4.87%, 09/15/45	100	124,574
Series 2014, 4.30%, 09/15/44	250	275,437
Georgetown University:
Series 20A, 2.94%, 04/01/50	104	90,330
Series A, 5.22%, 10/01/18	62	90,797
Series B, 4.32%, 04/01/49	40	46,943
IHS Markit Ltd., 4.25%, 05/01/29	1,000	1,004,952
Leland Stanford Junior University, 3.65%, 05/01/48	250	282,496
Massachusetts Institute of Technology:
4.68%, 07/01/14(a)	300	411,056
Series F, 2.99%, 07/01/50	289	299,443
Northwestern University:
3.87%, 12/01/48	100	114,976
Series 2017, 3.66%, 12/01/57	58	60,193
President and Fellows of Harvard College:
3.15%, 07/15/46	175	175,990
3.30%, 07/15/56	200	214,787
Republic Services, Inc.:
5.25%, 11/15/21	50	52,585
3.55%, 06/01/22	250	254,953
4.75%, 05/15/23	250	263,994
2.50%, 08/15/24	205	206,632
3.20%, 03/15/25	250	257,627
2.90%, 07/01/26	85	86,068
3.95%, 05/15/28	1,750	1,892,027

9

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services & Supplies (continued)
Trustees of Boston University, Series CC, 4.06%, 10/01/48	$35	$42,348
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	110	109,875
University of Southern California:
3.03%, 10/01/39(a)	200	192,560
2.81%, 10/01/50	134	132,478
Series A, 3.23%, 10/01/20	130	133,890
Waste Management, Inc.:
4.60%, 03/01/21	100	99,473
2.90%, 09/15/22	200	200,891
2.40%, 05/15/23	500	491,706
3.15%, 11/15/27	1,000	1,032,149
3.45%, 06/15/29(a)	1,500	1,537,956
3.90%, 03/01/35(a)	315	346,530
4.15%, 07/15/49	500	574,170
William Marsh Rice University, 3.77%, 05/15/55	300	332,790

		13,882,695

Communications Equipment — 0.1%
Cisco Systems, Inc.:
2.90%, 03/04/21(a)	125	125,686
1.85%, 09/20/21	4,000	4,027,212
2.60%, 02/28/23	500	515,248
2.20%, 09/20/23(a)	1,000	1,051,558
2.95%, 02/28/26	500	532,104
5.90%, 02/15/39(a)	500	718,310
5.50%, 01/15/40(a)	850	1,209,989
Juniper Networks, Inc.:
4.35%, 06/15/25	250	247,515
3.75%, 08/15/29(a)	500	484,489
5.95%, 03/15/41(a)	500	485,765
Motorola Solutions, Inc.:
3.75%, 05/15/22	85	85,024
3.50%, 03/01/23	250	242,063
4.60%, 02/23/28	500	509,551
4.60%, 05/23/29(a)	965	973,300
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30	830	823,893

		12,031,707

Construction & Engineering — 0.0%
ABB Finance USA, Inc.:
2.88%, 05/08/22	100	100,808
3.80%, 04/03/28(a)	1,000	1,062,997
Fluor Corp., 3.50%, 12/15/24	1,250	867,278

		2,031,083

Construction Materials — 0.0%
Vulcan Materials Co.:
3.90%, 04/01/27	1,000	1,009,735
4.50%, 06/15/47	500	503,250

Security	Par (000)	Value

Construction Materials (continued)
WW Grainger, Inc., 4.60%, 06/15/45	$1,250	$1,475,290

		2,988,275

Consumer Discretionary — 0.0%
Royal Caribbean Cruises Ltd.:
5.25%, 11/15/22	1,000	724,905
3.70%, 03/15/28	225	141,584

		866,489

Consumer Finance — 0.6%
Ally Financial, Inc.:
4.25%, 04/15/21(a)	2,000	1,965,000
4.13%, 02/13/22(a)	500	481,095
4.63%, 05/19/22	500	482,500
3.88%, 05/21/24(a)	1,500	1,350,000
5.13%, 09/30/24	300	292,347
4.63%, 03/30/25(a)	1,500	1,433,595
American Express Co.:
3.38%, 05/17/21(a)	3,000	3,035,277
2.65%, 12/02/22(a)	1,000	1,010,382
3.40%, 02/27/23(a)	500	512,257
3.70%, 08/03/23	2,000	2,074,175
3.40%, 02/22/24(a)	3,000	3,128,561
2.50%, 07/30/24	655	662,568
3.00%, 10/30/24(a)	1,000	1,022,906
3.63%, 12/05/24	300	308,812
4.05%, 12/03/42(a)	67	79,721
Capital One Bank USA NA:
(Secured Overnight Financing Rate + 0.62%), 2.01%, 01/27/23(c)	1,600	1,563,696
3.38%, 02/15/23(a)	350	344,723
(Secured Overnight Financing Rate + 0.91%), 2.28%, 01/28/26(c)	2,300	2,068,837
Capital One Financial Corp.:
4.75%, 07/15/21(a)	1,000	1,029,052
3.20%, 01/30/23	4,000	3,953,645
3.50%, 06/15/23	110	109,258
3.75%, 04/24/24	250	251,563
3.20%, 02/05/25(a)	250	245,124
4.20%, 10/29/25(a)	340	336,094
3.75%, 07/28/26(a)	230	214,789
3.75%, 03/09/27	500	479,981
3.80%, 01/31/28	1,000	979,611
Capital One NA(a):
2.25%, 09/13/21	1,000	980,552
2.15%, 09/06/22	455	442,779
Caterpillar Financial Services Corp.:
1.70%, 08/09/21(a)	1,000	998,240
2.95%, 02/26/22(a)	1,000	1,018,201
1.90%, 09/06/22	1,000	995,547
2.63%, 03/01/23(a)	2,000	1,996,534
3.45%, 05/15/23	400	418,091
3.65%, 12/07/23(a)	1,000	1,059,961

10

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Caterpillar Financial Services Corp. (continued):
3.30%, 06/09/24	$250	$257,761
2.15%, 11/08/24(a)	200	200,889
Discover Financial Services:
3.95%, 11/06/24	350	355,356
3.75%, 03/04/25	75	73,586
Global Payments, Inc.:
4.00%, 06/01/23(a)	1,000	1,035,698
4.80%, 04/01/26(a)	500	497,514
3.20%, 08/15/29	250	238,576
Mastercard, Inc.:
3.38%, 04/01/24	250	263,629
2.00%, 03/03/25(a)	1,200	1,259,374
3.30%, 03/26/27	235	256,038
3.50%, 02/26/28(a)	1,000	1,112,858
2.95%, 06/01/29(a)	1,500	1,596,539
3.35%, 03/26/30	330	365,452
3.65%, 06/01/49(a)	500	560,803
3.85%, 03/26/50	50	61,272
PayPal Holdings, Inc.:
2.40%, 10/01/24	1,170	1,143,499
2.85%, 10/01/29(a)	1,335	1,320,947
Synchrony Financial:
3.75%, 08/15/21(a)	1,500	1,502,912
2.85%, 07/25/22	175	166,156
4.50%, 07/23/25(a)	190	185,807
3.95%, 12/01/27	1,000	888,584
5.15%, 03/19/29(a)	500	474,334
Visa, Inc.:
2.15%, 09/15/22	2,000	2,033,681
2.80%, 12/14/22(a)	750	781,148
3.15%, 12/14/25(a)	1,945	2,118,411
2.75%, 09/15/27	1,150	1,182,201
4.15%, 12/14/35(a)	500	625,525
4.30%, 12/14/45(a)	1,750	2,203,766
3.65%, 09/15/47(a)	195	221,705

		60,309,495

Containers & Packaging — 0.0%
Packaging Corp. of America:
4.50%, 11/01/23(a)	250	270,804
3.00%, 12/15/29	200	196,804
4.05%, 12/15/49	650	643,908
WRKCo, Inc.:
4.65%, 03/15/26	1,170	1,236,209
3.38%, 09/15/27(a)	500	455,985

Security	Par (000)	Value

Containers & Packaging (continued)
WRKCo, Inc. (continued):
4.00%, 03/15/28	$1,000	$1,054,596

		3,858,306

Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.95%, 02/01/22	1,250	1,132,081
3.30%, 01/23/23(a)	500	425,438
4.88%, 01/16/24	1,000	859,769
2.88%, 08/14/24	1,000	796,197
3.65%, 07/21/27	1,000	774,341
3.88%, 01/23/28(a)	500	380,917
Air Lease Corp.:
3.88%, 04/01/21	175	160,110
2.25%, 01/15/23(a)	1,095	909,771
4.25%, 09/15/24	250	210,906
2.30%, 02/01/25	375	285,952
3.25%, 03/01/25	2,000	1,567,459
3.63%, 12/01/27(a)	200	166,983
3.25%, 10/01/29	500	400,521
3.00%, 02/01/30	400	288,883
Aircastle Ltd.:
5.00%, 04/01/23	100	97,630
4.13%, 05/01/24	1,000	877,381
4.25%, 06/15/26	500	432,842
American Express Credit Corp.:
2.25%, 05/05/21(a)	1,000	1,002,632
2.70%, 03/03/22(a)	1,000	997,732
3.30%, 05/03/27	500	508,877
Ares Capital Corp., 3.25%, 07/15/25	875	694,451
Banco Santander SA:
3.50%, 04/11/22	1,600	1,582,960
3.13%, 02/23/23(a)	1,000	953,228
2.71%, 06/27/24	1,000	980,846
5.18%, 11/19/25(a)	200	211,638
4.38%, 04/12/28(a)	1,000	1,009,416
3.31%, 06/27/29(a)	600	588,956
Bank of America Corp.:
2.63%, 04/19/21(a)	1,500	1,508,117
(3 mo. LIBOR US + 0.63%), 3.50%, 05/17/22(c)	3,000	3,035,645
2.50%, 10/21/22	1,000	1,002,558
3.30%, 01/11/23	1,000	1,036,040
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(c)	1,000	1,004,075
(3 mo. LIBOR US + 0.93%), 2.82%, 07/21/23(a)(c)	500	502,055
4.10%, 07/24/23(a)	4,000	4,261,553
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(c)	5,144	5,247,889
(3 mo. LIBOR US + 0.78%), 3.55%, 03/05/24(a)(c)	1,000	1,040,109

11

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued):
4.00%, 04/01/24(a)	$500	$529,942
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(c)	1,500	1,569,423
4.20%, 08/26/24(a)	750	797,711
4.00%, 01/22/25	750	789,293
3.88%, 08/01/25	2,250	2,391,199
(3 mo. LIBOR US + 1.09%), 3.09%, 10/01/25(c)	1,000	1,002,617
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(a)(c)	385	388,596
(3 mo. LIBOR US + 0.81%), 3.37%, 01/23/26(c)	2,000	2,095,134
4.45%, 03/03/26	1,340	1,443,229
3.50%, 04/19/26	645	685,086
4.25%, 10/22/26	1,290	1,371,146
3.25%, 10/21/27(a)	1,375	1,408,707
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(c)	2,000	2,072,702
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(a)(c)	1,000	1,022,472
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(c)	500	511,290
(3 mo. LIBOR US + 1.04%), 3.42%, 12/20/28(a)(c)	2,544	2,624,233
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(c)	1,000	1,044,336
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(c)	1,450	1,567,541
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30(c)	2,650	2,856,516
(3 mo. LIBOR US + 1.18%), 3.19%, 07/23/30(c)	965	984,340
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30(c)	1,000	999,644
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(c)	500	483,464
6.11%, 01/29/37(a)	350	449,649
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(c)	1,500	1,724,981
7.75%, 05/14/38	200	295,452
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40(a)(c)	1,000	1,080,122
5.88%, 02/07/42(a)	1,100	1,548,406
5.00%, 01/21/44(a)	1,250	1,588,162
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(c)	1,150	1,288,848
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(a)(c)	2,000	2,358,337
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(c)	500	572,343
Series L, 3.95%, 04/21/25(a)	2,155	2,265,526
Series L, 4.18%, 11/25/27(a)	1,000	1,033,663

Security	Par (000)	Value

Diversified Financial Services (continued)
Carrier Global Corp.(b):
1.92%, 02/15/23	$350	$344,570
2.24%, 02/15/25	390	378,860
2.49%, 02/15/27	983	937,672
2.72%, 02/15/30	500	460,717
3.58%, 04/05/50	500	428,283
Citigroup, Inc.:
2.70%, 03/30/21	4,750	4,769,748
2.35%, 08/02/21	4,000	4,006,683
2.90%, 12/08/21	750	755,770
2.75%, 04/25/22	1,500	1,508,130
4.05%, 07/30/22	250	253,759
2.70%, 10/27/22(a)	500	497,167
(Secured Overnight Financing Rate + 0.87%), 2.31%, 11/04/22(c)	700	697,335
(3 mo. LIBOR US + 0.72%), 3.14%, 01/24/23(c)	500	505,891
3.50%, 05/15/23(a)	500	507,762
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(a)(c)	1,500	1,511,533
3.88%, 03/26/25	500	506,853
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(a)(c)	4,000	4,098,794
3.30%, 04/27/25	155	156,753
4.40%, 06/10/25	500	522,792
3.70%, 01/12/26	1,000	1,032,600
4.60%, 03/09/26(a)	250	265,178
3.40%, 05/01/26	500	520,939
3.20%, 10/21/26(a)	500	517,751
4.30%, 11/20/26(a)	150	156,919
4.45%, 09/29/27	3,000	3,132,074
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(c)	1,000	1,028,526
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(c)	1,000	1,035,288
4.13%, 07/25/28(a)	750	767,439
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(c)	2,000	2,000,794
(Secured Overnight Financing Rate + 1.42%), 2.98%, 11/05/30(a)(c)	1,000	976,604
6.63%, 06/15/32	100	120,378
6.13%, 08/25/36	184	218,155
8.13%, 07/15/39	575	901,915
5.88%, 01/30/42(a)	2,500	3,172,379
6.68%, 09/13/43	250	327,656
5.30%, 05/06/44(a)	500	587,103
4.65%, 07/30/45(a)	250	285,980
4.75%, 05/18/46(a)	1,500	1,677,921
(3 mo. LIBOR US + 1.84%), 4.28%, 04/24/48(c)	1,000	1,105,459
4.65%, 07/23/48	1,500	1,803,219

12

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 04/16/21	$2,000	$2,012,645
3.80%, 09/15/22(a)	500	506,625
3.80%, 06/09/23(a)	1,000	1,010,898
3.75%, 03/26/25(a)	500	493,595
4.55%, 04/17/26	250	261,902
4.88%, 05/15/45(a)	1,500	1,824,882
Deutsche Bank AG, 4.10%, 01/13/26	350	325,396
Deutsche Bank AG, London, 3.70%, 05/30/24	215	194,029
Deutsche Bank AG, New York:
4.25%, 10/14/21(a)	2,000	1,911,873
3.95%, 02/27/23(a)	2,000	1,986,667
(Secured Overnight Financing Rate + 2.58%), 3.96%, 11/26/25(c)	800	737,441
E*TRADE Financial Corp., 4.50%, 06/20/28(a)	1,000	1,023,558
Ford Motor Credit Co. LLC, 3.10%, 05/04/23	500	457,500
GE Capital International Funding Co.:
3.37%, 11/15/25	1,427	1,419,886
4.42%, 11/15/35(a)	5,685	6,066,353
General Motors Financial Co., Inc.:
4.20%, 03/01/21(a)	750	721,798
3.45%, 04/10/22	400	376,333
3.15%, 06/30/22	1,000	900,744
3.55%, 07/08/22(a)	1,000	929,923
3.25%, 01/05/23	3,000	2,721,706
5.10%, 01/17/24	1,000	918,309
3.95%, 04/13/24	1,000	906,195
4.00%, 01/15/25	250	222,149
2.90%, 02/26/25(a)	660	570,521
4.30%, 07/13/25	1,000	885,601
5.25%, 03/01/26(a)	405	357,177
5.65%, 01/17/29	250	216,858
Genpact Luxembourg Sarl, 3.38%, 12/01/24	1,000	1,004,107
Intercontinental Exchange, Inc.:
2.35%, 09/15/22(a)	1,000	1,000,108
3.75%, 12/01/25(a)	1,115	1,177,429
3.75%, 09/21/28	1,135	1,206,910
4.25%, 09/21/48(a)	500	580,000
Jefferies Financial Group, Inc., 5.50%, 10/18/23(a)	150	151,792
John Deere Capital Corp.:
2.80%, 03/04/21	250	251,980
2.30%, 06/07/21(a)	1,000	1,004,396
3.90%, 07/12/21	50	50,966
2.65%, 01/06/22	140	141,364
2.75%, 03/15/22	500	494,819
2.95%, 04/01/22	500	510,716
1.95%, 06/13/22	300	298,034

Security	Par (000)	Value

Diversified Financial Services (continued)
John Deere Capital Corp. (continued):
2.15%, 09/08/22	$1,000	$981,093
2.80%, 03/06/23	500	512,539
3.45%, 06/07/23	2,000	2,092,995
3.45%, 01/10/24(a)	1,000	1,045,430
2.05%, 01/09/25	1,000	977,749
2.25%, 09/14/26	500	488,318
3.05%, 01/06/28	300	310,352
2.80%, 07/18/29(a)	630	612,228
2.45%, 01/09/30(a)	300	302,848
JPMorgan Chase & Co.:
2.40%, 06/07/21(a)	1,000	1,002,061
2.30%, 08/15/21	2,000	1,997,932
4.35%, 08/15/21	500	512,803
4.50%, 01/24/22	2,800	2,924,657
(3 mo. LIBOR US + 0.61%), 3.51%, 06/18/22(a)(c)	2,000	2,032,362
3.25%, 09/23/22	200	206,262
2.97%, 01/15/23(a)	2,000	2,032,399
3.20%, 01/25/23(a)	3,150	3,240,618
(3 mo. LIBOR US + 0.70%), 3.21%, 04/01/23(a)(c)	2,000	2,034,430
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(c)	1,500	1,519,338
3.38%, 05/01/23(a)	250	261,312
2.70%, 05/18/23	500	513,152
(3 mo. LIBOR US + 0.73%), 3.56%, 04/23/24(c)	1,500	1,569,717
3.63%, 05/13/24(a)	1,000	1,042,740
(3 mo. LIBOR US + 0.89%), 3.80%, 07/23/24(c)	2,500	2,616,726
3.88%, 09/10/24	1,300	1,370,790
3.13%, 01/23/25	250	259,335
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(a)(c)	2,000	2,076,450
3.90%, 07/15/25	250	266,086
(Secured Overnight Financing Rate + 1.16%), 2.30%, 10/15/25(c)	500	497,504
3.30%, 04/01/26(a)	500	519,192
3.20%, 06/15/26(a)	1,000	1,038,615
7.63%, 10/15/26	500	630,058
4.13%, 12/15/26(a)	250	268,854
4.25%, 10/01/27(a)	500	544,312
3.63%, 12/01/27	1,000	1,053,031
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(a)(c)	2,000	2,116,649
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(a)(c)	750	771,793
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(a)(c)	1,000	1,029,524
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(c)	4,000	4,294,520

13

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued):
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(c)	$175	$192,054
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29(a)(c)	500	562,670
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(c)	1,000	1,072,434
(Secured Overnight Financing Rate + 1.51%), 2.74%, 10/15/30(c)	1,000	1,013,137
(Secured Overnight Financing Rate + 3.79%), 4.49%, 03/24/31(c)	1,000	1,155,998
6.40%, 05/15/38(a)	1,100	1,574,222
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(a)(c)	1,000	1,116,277
5.50%, 10/15/40(a)	125	163,263
5.60%, 07/15/41(a)	550	730,987
5.40%, 01/06/42(a)	400	529,591
5.63%, 08/16/43(a)	500	647,488
4.85%, 02/01/44	100	119,642
4.95%, 06/01/45(a)	1,250	1,565,556
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(a)(c)	1,000	1,156,702
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(c)	1,500	1,679,185
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(c)	1,500	1,735,561
(3 mo. LIBOR US + 1.22%), 3.90%, 01/23/49(c)	1,750	2,004,988
Kimberly-Clark Corp., 2.88%, 02/07/50	300	294,195
Lloyds Banking Group PLC:
3.10%, 07/06/21	500	498,450
3.00%, 01/11/22(a)	2,000	1,982,446
(3 mo. LIBOR US + 1.25%), 2.86%, 03/17/23(c)	1,000	986,066
4.05%, 08/16/23	500	515,273
(3 mo. LIBOR US + 0.81%), 2.91%, 11/07/23(a)(c)	1,000	992,725
3.90%, 03/12/24	500	505,986
4.45%, 05/08/25	500	515,739
4.58%, 12/10/25	250	252,865
(1 year CMT + 1.00%), 2.44%, 02/05/26(a)(c)	340	321,053
4.65%, 03/24/26	250	255,225
4.55%, 08/16/28(a)	2,000	2,082,153
(3 mo. LIBOR US + 1.21%), 3.57%, 11/07/28(c)	500	496,111
5.30%, 12/01/45(a)	850	937,216
4.34%, 01/09/48(a)	800	801,068
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21	1,162	1,161,135
3.00%, 02/22/22(a)	1,500	1,528,402
2.62%, 07/18/22	2,000	1,994,612
3.46%, 03/02/23(a)	3,000	3,077,391

Security	Par (000)	Value

Diversified Financial Services (continued)
Mitsubishi UFJ Financial Group, Inc. (continued):
3.76%, 07/26/23(a)	$1,500	$1,550,349
2.80%, 07/18/24(a)	1,000	987,007
3.85%, 03/01/26	500	509,942
2.76%, 09/13/26(a)	250	251,450
3.29%, 07/25/27(a)	1,000	1,036,484
3.96%, 03/02/28	1,000	1,039,035
3.74%, 03/07/29	2,000	2,139,531
4.29%, 07/26/38	250	264,758
3.75%, 07/18/39	1,010	945,894
Mizuho Financial Group, Inc.:
2.95%, 02/28/22	250	250,865
3.55%, 03/05/23	2,000	2,034,086
(3 mo. LIBOR US + 1.00%), 3.92%, 09/11/24(c)	2,000	2,076,762
(3 mo. LIBOR US + 1.10%), 2.56%, 09/13/25(c)	905	893,722
3.17%, 09/11/27	1,000	1,001,479
(3 mo. LIBOR US + 1.13%), 3.15%, 07/16/30(c)	1,000	953,875
(3 mo. LIBOR US + 1.31%), 2.87%, 09/13/30(c)	500	447,823
Moody’s Corp.:
4.50%, 09/01/22	550	563,790
4.88%, 02/15/24(a)	500	540,418
3.25%, 01/15/28	750	759,408
4.25%, 02/01/29(a)	1,000	1,083,059
MUFG Americas Holdings Corp., 3.00%, 02/10/25	200	183,156
National Rural Utilities Cooperative Finance Corp.:
2.90%, 03/15/21(a)	400	400,671
2.30%, 09/15/22	1,000	992,773
3.40%, 11/15/23(a)	350	368,754
2.85%, 01/27/25	250	251,778
3.40%, 02/07/28	2,000	2,051,776
4.30%, 03/15/49	500	556,804
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22	1,000	1,032,947
3.88%, 09/12/23	1,000	1,026,342
6.00%, 12/19/23	2,000	2,096,538
(3 mo. LIBOR US + 1.55%), 4.52%, 06/25/24(c)	2,000	2,013,881
4.80%, 04/05/26	500	496,876
(3 mo. LIBOR US + 1.75%), 4.89%, 05/18/29(a)(c)	750	793,760
(5 year CMT + 2.10%), 3.75%, 11/01/29(a)(c)	290	268,172
(3 mo. LIBOR US + 1.91%), 5.08%, 01/27/30(c)	1,000	996,156
(3 mo. LIBOR US + 1.87%), 4.45%, 05/08/30(a)(c)	1,000	1,042,043

14

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
S&P Global, Inc.:
4.40%, 02/15/26	$750	$832,117
2.50%, 12/01/29	320	312,812
4.50%, 05/15/48	250	297,466
3.25%, 12/01/49	225	222,400
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/21(a)	1,000	999,437
2.85%, 01/11/22	1,000	1,005,494
3.10%, 01/17/23(a)	4,000	4,005,152
3.75%, 07/19/23(a)	500	520,572
2.45%, 09/27/24	1,000	991,735
3.78%, 03/09/26	500	529,107
2.63%, 07/14/26	1,000	974,977
3.01%, 10/19/26(a)	250	252,394
3.36%, 07/12/27	1,000	960,482
3.35%, 10/18/27	500	475,122
3.54%, 01/17/28	2,000	1,979,949
3.04%, 07/16/29	920	913,493
3.20%, 09/17/29	500	509,037
2.72%, 09/27/29(a)	1,000	970,242
Trustees of the University of Pennsylvania, 3.61%, 02/15/19	160	161,606

		296,697,000

Diversified Telecommunication Services — 0.8%
AT&T, Inc.:
3.20%, 03/01/22	2,000	2,027,853
3.80%, 03/15/22(a)	250	252,619
3.00%, 06/30/22	2,000	2,017,402
2.63%, 12/01/22	2,000	1,975,720
3.60%, 02/17/23(a)	500	513,697
3.80%, 03/01/24	1,000	1,045,230
4.45%, 04/01/24	500	532,385
3.95%, 01/15/25(a)	500	527,994
3.40%, 05/15/25(a)	2,500	2,600,499
3.60%, 07/15/25	250	264,874
3.88%, 01/15/26(a)	1,000	1,030,481
4.13%, 02/17/26(a)	1,250	1,324,333
2.95%, 07/15/26	500	499,132
3.80%, 02/15/27	500	521,756
4.25%, 03/01/27(a)	1,000	1,062,169
4.10%, 02/15/28(a)	544	570,803
4.35%, 03/01/29(a)	500	539,447
4.30%, 02/15/30	1,000	1,073,881
4.50%, 05/15/35	810	863,275
5.25%, 03/01/37	1,000	1,166,691
4.90%, 08/15/37(a)	750	835,601
4.85%, 03/01/39	2,000	2,242,971
6.00%, 08/15/40(a)	250	305,607
5.35%, 09/01/40	463	534,222
6.25%, 03/29/41	150	184,912
5.55%, 08/15/41	200	227,486
5.38%, 10/15/41(a)	1,500	1,701,114

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
AT&T, Inc. (continued):
5.15%, 03/15/42(a)	$150	$172,440
4.90%, 06/15/42	350	385,672
4.30%, 12/15/42(a)	651	686,851
5.35%, 12/15/43	250	287,920
4.65%, 06/01/44	250	262,144
4.80%, 06/15/44	750	817,839
4.35%, 06/15/45	2,259	2,385,602
4.85%, 07/15/45	500	531,854
4.75%, 05/15/46	1,000	1,105,920
5.15%, 11/15/46	1,952	2,292,672
5.65%, 02/15/47(a)	1,750	2,257,297
5.45%, 03/01/47(a)	750	899,443
4.50%, 03/09/48(a)	2,750	2,978,043
4.55%, 03/09/49(a)	2,000	2,149,544
5.15%, 02/15/50(a)	500	596,696
5.70%, 03/01/57	500	627,503
British Telecommunications PLC:
5.13%, 12/04/28(a)	1,000	1,114,954
9.63%, 12/15/30	900	1,406,370
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(a)	1,650	2,227,441
Orange SA:
9.00%, 03/01/31	250	379,595
5.38%, 01/13/42	1,825	2,333,565
Telefonica Emisiones SA:
4.57%, 04/27/23(a)	1,200	1,231,238
4.10%, 03/08/27	500	514,834
7.05%, 06/20/36	75	89,366
4.67%, 03/06/38	1,000	1,042,026
5.21%, 03/08/47(a)	1,750	1,961,325
4.90%, 03/06/48(a)	500	553,900
5.52%, 03/01/49(a)	500	585,991
Telefonica Europe BV, 8.25%, 09/15/30	300	418,298
Verizon Communications, Inc.:
4.15%, 03/15/24(a)	2,000	2,169,954
3.50%, 11/01/24	500	531,946
3.38%, 02/15/25	2,992	3,196,060
2.63%, 08/15/26(a)	900	929,203
4.13%, 03/16/27(a)	750	833,881
4.33%, 09/21/28(a)	2,164	2,461,161
3.88%, 02/08/29(a)	2,000	2,211,830
4.02%, 12/03/29(a)	1,500	1,684,657
4.50%, 08/10/33(a)	1,750	2,062,750
4.40%, 11/01/34	1,500	1,750,713
4.27%, 01/15/36	1,250	1,451,787
5.25%, 03/16/37	1,250	1,587,650
4.81%, 03/15/39	596	733,683
3.85%, 11/01/42	250	279,575
6.55%, 09/15/43	750	938,335
4.86%, 08/21/46	1,500	1,957,571
5.50%, 03/16/47(a)	250	342,275
4.52%, 09/15/48	4,000	5,120,918

15

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued):
5.01%, 04/15/49	$1,981	$2,662,151

		91,644,597

Education — 0.0%
George Washington University, Series 2018, 4.13%, 09/15/48	164	163,103

Electric Utilities — 1.6%
AEP Texas, Inc.:
2.40%, 10/01/22	1,000	1,006,911
3.95%, 06/01/28	500	522,491
Series H, 3.45%, 01/15/50	250	217,605
AEP Transmission Co. LLC:
3.10%, 12/01/26(a)	500	519,597
3.80%, 06/15/49	1,000	1,076,011
3.15%, 09/15/49	135	135,539
Alabama Power Co.:
3.75%, 03/01/45	250	257,149
4.30%, 01/02/46	250	279,613
3.45%, 10/01/49	185	187,973
Series B, 3.70%, 12/01/47	2,500	2,603,426
Ameren Corp., 2.50%, 09/15/24	635	617,321
Ameren Illinois Co.:
2.70%, 09/01/22	100	97,733
4.30%, 07/01/44	250	276,138
3.25%, 03/15/50(a)	150	150,070
American Electric Power Co., Inc., Series F, 2.95%, 12/15/22(a)	500	485,168
Appalachian Power Co., 4.40%, 05/15/44	250	264,231
Arizona Public Service Co.:
3.15%, 05/15/25	250	257,838
2.60%, 08/15/29(a)	500	480,366
5.05%, 09/01/41	250	285,733
4.20%, 08/15/48	250	255,411
3.50%, 12/01/49	1,100	1,117,334
Baltimore Gas & Electric Co.:
2.40%, 08/15/26	1,000	961,686
3.50%, 08/15/46	700	698,737
3.20%, 09/15/49(a)	225	204,418
Berkshire Hathaway Energy Co.:
3.75%, 11/15/23	500	521,790
3.50%, 02/01/25	110	116,023
3.25%, 04/15/28	500	516,730
6.13%, 04/01/36(a)	250	329,437
5.15%, 11/15/43(a)	250	297,952
4.50%, 02/01/45	400	449,232
4.45%, 01/15/49(a)	2,000	2,381,624
Black Hills Corp.:
3.95%, 01/15/26	200	210,105
3.05%, 10/15/29(a)	415	393,665
4.35%, 05/01/33	400	488,833

Security	Par (000)	Value

Electric Utilities (continued)
Black Hills Corp. (continued):
3.88%, 10/15/49	$350	$298,542
CenterPoint Energy Houston Electric LLC:
1.85%, 06/01/21	500	491,765
3.55%, 08/01/42	100	103,470
3.95%, 03/01/48(a)	250	279,059
Cleco Corporate Holdings LLC:
3.74%, 05/01/26	500	489,864
3.38%, 09/15/29(b)	500	496,125
CMS Energy Corp.:
3.45%, 08/15/27	1,000	1,012,936
4.70%, 03/31/43	200	216,360
Commonwealth Edison Co.:
3.10%, 11/01/24(a)	250	255,393
2.55%, 06/15/26	250	247,054
3.70%, 08/15/28	500	534,541
5.90%, 03/15/36	50	59,110
3.70%, 03/01/45(a)	250	261,093
3.65%, 06/15/46	750	793,166
4.00%, 03/01/48(a)	2,000	2,244,341
Series 122, 2.95%, 08/15/27(a)	1,000	980,775
Series 127, 3.20%, 11/15/49	610	597,489
Connecticut Light & Power Co.:
2.50%, 01/15/23	150	154,968
Series A, 3.20%, 03/15/27	500	523,865
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/01/24	250	246,096
3.80%, 05/15/28(a)	500	519,188
3.95%, 03/01/43	150	140,010
4.45%, 03/15/44	250	276,420
4.50%, 12/01/45	250	276,652
4.50%, 05/15/58	1,000	1,108,640
3.70%, 11/15/59	200	189,570
Series A, 4.20%, 03/15/42	400	420,624
Series A, 4.13%, 05/15/49	500	541,234
Series C, 4.30%, 12/01/56	500	528,580
Series C, 4.00%, 11/15/57	750	774,293
Series D, 4.00%, 12/01/28(a)	500	535,203
Series E, 4.65%, 12/01/48	500	567,388
Consolidated Edison, Inc., 2.00%, 05/15/21	750	741,010
Consumers Energy Co.(a):
4.35%, 04/15/49	1,000	1,198,934
3.10%, 08/15/50	215	209,338
Dominion Energy South Carolina, Inc.:
5.45%, 02/01/41	1,000	1,145,428
4.60%, 06/15/43	250	302,349
Dominion Energy, Inc.:
3.07%, 08/15/24(a)(d)	500	498,454
3.90%, 10/01/25(a)	2,000	2,064,178
7.00%, 06/15/38	250	314,695

16

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Dominion Energy, Inc. (continued):
Series A, 4.60%, 03/15/49	$500	$515,855
Series C, 4.90%, 08/01/41	50	52,107
DTE Electric Co.:
3.65%, 03/15/24	1,000	1,027,021
3.70%, 03/15/45	645	680,995
3.70%, 06/01/46	250	263,979
3.75%, 08/15/47	200	210,145
Series A, 4.00%, 04/01/43	150	162,696
Series A, 4.05%, 05/15/48	250	280,837
DTE Energy Co.:
2.25%, 11/01/22	200	197,640
2.95%, 03/01/30(a)	1,000	957,883
Series C, 2.53%, 10/01/24	1,000	971,278
Series C, 3.40%, 06/15/29	725	725,077
Duke Energy Carolinas LLC:
3.05%, 03/15/23	200	204,789
2.45%, 08/15/29	500	489,906
2.45%, 02/01/30	400	397,204
6.10%, 06/01/37(a)	500	667,714
6.05%, 04/15/38	100	140,303
5.30%, 02/15/40	250	315,990
4.25%, 12/15/41	2,000	2,265,773
3.70%, 12/01/47	500	544,594
3.95%, 03/15/48(a)	1,000	1,125,623
3.20%, 08/15/49	930	929,392
Duke Energy Corp.:
1.80%, 09/01/21	3,000	2,974,267
2.40%, 08/15/22	1,000	998,434
3.95%, 10/15/23	250	260,490
3.75%, 04/15/24	500	514,971
2.65%, 09/01/26	500	496,085
3.15%, 08/15/27	500	492,057
4.80%, 12/15/45	250	272,645
3.75%, 09/01/46	1,500	1,435,998
3.95%, 08/15/47(a)	500	481,658
4.20%, 06/15/49	500	503,029
Duke Energy Florida LLC:
2.50%, 12/01/29(a)	345	338,554
3.40%, 10/01/46	250	256,295
Duke Energy Indiana LLC:
3.75%, 05/15/46	500	539,778
Series UUU, 4.20%, 03/15/42	400	435,898
Series WWW, 4.90%, 07/15/43	250	303,122
Series YYY, 3.25%, 10/01/49	500	498,102
Duke Energy Ohio, Inc., 3.70%, 06/15/46	250	267,748
Duke Energy Progress LLC:
3.38%, 09/01/23(a)	250	260,232
3.70%, 09/01/28	365	390,118
4.10%, 05/15/42	150	172,783
4.10%, 03/15/43	250	276,300
4.38%, 03/30/44	100	114,743

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Progress LLC (continued):
4.20%, 08/15/45	$250	$284,483
3.70%, 10/15/46	500	535,079
Edison International:
3.13%, 11/15/22	95	93,239
3.55%, 11/15/24	175	173,801
5.75%, 06/15/27	50	51,932
Emera US Finance LP:
2.70%, 06/15/21	1,000	1,011,562
3.55%, 06/15/26	75	71,517
4.75%, 06/15/46(a)	350	322,259
Entergy Arkansas LLC, 3.50%, 04/01/26	65	68,840
Entergy Corp., 4.00%, 07/15/22	200	205,256
Entergy Louisiana LLC:
4.05%, 09/01/23(a)	250	255,487
5.40%, 11/01/24	3,000	3,397,678
4.00%, 03/15/33	250	276,970
4.20%, 09/01/48	250	280,462
4.20%, 04/01/50(a)	1,000	1,145,533
Entergy Mississippi LLC, 2.85%, 06/01/28	500	502,095
Entergy Texas, Inc., 3.55%, 09/30/49	200	202,534
Evergy Kansas Central, Inc.:
2.55%, 07/01/26	350	363,115
4.25%, 12/01/45	1,000	1,113,433
3.25%, 09/01/49	500	507,918
Evergy Metro, Inc., 3.65%, 08/15/25	150	156,009
Evergy, Inc.:
2.45%, 09/15/24	500	490,498
2.90%, 09/15/29	500	473,122
Eversource Energy:
2.50%, 03/15/21	500	495,756
Series H, 3.15%, 01/15/25	125	123,879
Series M, 3.30%, 01/15/28	2,000	2,019,980
Exelon Corp.:
3.50%, 06/01/22(a)	500	484,471
3.95%, 06/15/25	250	251,099
3.40%, 04/15/26(a)	750	727,010
5.10%, 06/15/45	250	269,438
4.45%, 04/15/46	250	250,249
Exelon Generation Co. LLC:
4.25%, 06/15/22(a)	500	500,183
6.25%, 10/01/39	150	140,956
5.75%, 10/01/41	500	451,969
5.60%, 06/15/42(a)	50	48,100
FirstEnergy Corp.:
7.38%, 11/15/31	500	651,375
Series B, 3.90%, 07/15/27	2,000	2,031,656
Series C, 4.85%, 07/15/47	500	546,547
Florida Power & Light Co.:
2.75%, 06/01/23	250	258,286
2.85%, 04/01/25	120	125,112
3.13%, 12/01/25	500	510,917

17

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Florida Power & Light Co. (continued):
5.95%, 02/01/38	$50	$65,490
5.25%, 02/01/41	500	605,736
4.13%, 02/01/42(a)	500	541,028
4.05%, 10/01/44	750	874,529
3.70%, 12/01/47	1,000	1,101,929
3.95%, 03/01/48(a)	500	595,897
4.13%, 06/01/48	500	565,647
3.15%, 10/01/49(a)	885	916,672
Georgia Power Co.:
4.30%, 03/15/42	700	760,031
Series A, 2.20%, 09/15/24(a)	1,000	938,039
Series B, 2.65%, 09/15/29(a)	1,000	964,945
Indiana Michigan Power Co.:
6.05%, 03/15/37	175	204,183
4.25%, 08/15/48	250	282,515
Series K, 4.55%, 03/15/46	150	167,527
Interstate Power & Light Co.:
3.25%, 12/01/24	250	252,803
3.70%, 09/15/46	500	469,276
3.50%, 09/30/49	105	95,077
ITC Holdings Corp., 3.25%, 06/30/26	1,000	1,016,137
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	291,431
MidAmerican Energy Co.:
3.65%, 04/15/29(a)	500	536,420
4.80%, 09/15/43	250	271,535
4.40%, 10/15/44	1,000	1,138,756
4.25%, 07/15/49(a)	1,500	1,742,829
3.15%, 04/15/50	250	254,114
Mississippi Power Co., Series A, 4.25%, 03/15/42	500	477,185
Nevada Power Co.:
5.45%, 05/15/41	50	60,215
Series DD, 2.40%, 05/01/30	400	379,422
Series EE, 3.13%, 08/01/50	400	356,035
NextEra Energy Capital Holdings, Inc.:
2.80%, 01/15/23	1,000	1,018,608
3.63%, 06/15/23	1,250	1,279,652
3.15%, 04/01/24	500	511,611
3.55%, 05/01/27	1,000	1,019,410
2.75%, 11/01/29	245	236,202
Northern States Power Co.:
2.60%, 05/15/23	500	506,397
3.40%, 08/15/42	200	185,111
4.00%, 08/15/45	85	86,980
3.60%, 09/15/47	150	159,910
2.90%, 03/01/50	445	423,314
NSTAR Electric Co., 2.70%, 06/01/26	250	247,570
Oglethorpe Power Corp.:
4.55%, 06/01/44	250	266,342
5.05%, 10/01/48	500	481,932
Ohio Power Co., 4.15%, 04/01/48(a)	1,000	1,046,532

Security	Par (000)	Value

Electric Utilities (continued)
Oncor Electric Delivery Co. LLC:
7.00%, 09/01/22	$100	$105,388
3.70%, 11/15/28	355	379,834
5.25%, 09/30/40	250	321,488
5.30%, 06/01/42	75	100,119
3.75%, 04/01/45(a)	250	265,088
3.80%, 09/30/47	1,000	1,000,700
3.80%, 06/01/49	1,000	1,052,445
3.10%, 09/15/49(a)	245	237,625
PacifiCorp:
2.95%, 02/01/22	100	100,823
2.95%, 06/01/23	300	306,442
4.10%, 02/01/42	250	248,509
4.15%, 02/15/50	500	561,481
PECO Energy Co.:
1.70%, 09/15/21	1,000	990,203
3.90%, 03/01/48(a)	1,000	1,102,408
3.00%, 09/15/49	195	186,827
Pennsylvania Electric Co., 6.15%, 10/01/38	250	298,281
Potomac Electric Power Co.:
3.60%, 03/15/24	250	256,319
4.15%, 03/15/43(a)	250	273,254
PPL Capital Funding, Inc.:
3.50%, 12/01/22(a)	2,000	2,001,577
3.40%, 06/01/23(a)	1,250	1,283,745
5.00%, 03/15/44	1,000	1,067,611
4.00%, 09/15/47	500	463,537
PPL Electric Utilities Corp.:
4.75%, 07/15/43	250	293,782
3.00%, 10/01/49	170	163,121
Progress Energy, Inc.:
3.15%, 04/01/22(a)	1,000	1,009,173
7.75%, 03/01/31	50	67,993
Public Service Co. of Colorado:
3.70%, 06/15/28	1,000	1,058,358
3.60%, 09/15/42(a)	250	257,290
3.95%, 03/15/43	200	213,329
4.30%, 03/15/44	75	84,165
3.80%, 06/15/47	1,000	1,040,516
Public Service Co. of New Hampshire, 3.60%, 07/01/49	1,000	1,024,513
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	250	336,537
Public Service Electric & Gas Co.:
2.38%, 05/15/23	250	250,624
3.05%, 11/15/24(a)	250	255,229
3.20%, 05/15/29	500	529,526
2.45%, 01/15/30	400	396,934
3.95%, 05/01/42(a)	50	54,798
3.65%, 09/01/42	50	52,971
3.80%, 03/01/46	1,250	1,325,977
3.85%, 05/01/49	500	558,260

18

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Electric & Gas Co. (continued):
3.15%, 01/01/50(a)	$400	$414,385
Series K, 4.05%, 05/01/45(a)	150	167,859
Public Service Enterprise Group, Inc., 2.88%, 06/15/24(a)	1,000	996,862
Puget Energy, Inc.:
5.63%, 07/15/22	500	499,955
3.65%, 05/15/25	250	244,435
Puget Sound Energy, Inc.:
5.80%, 03/15/40	500	615,772
4.22%, 06/15/48	500	559,952
3.25%, 09/15/49	750	734,183
Sierra Pacific Power Co., 2.60%, 05/01/26	1,250	1,249,521
Southern California Edison Co.:
2.85%, 08/01/29(a)	2,350	2,264,524
5.50%, 03/15/40	50	61,955
4.50%, 09/01/40	1,000	1,031,517
4.65%, 10/01/43	350	383,781
4.00%, 04/01/47(a)	500	520,780
3.65%, 02/01/50(a)	400	388,123
Series A, 5.95%, 02/01/38	500	580,618
Series B, 2.40%, 02/01/22	250	243,597
Series B, 4.88%, 03/01/49	500	576,904
Series C, 3.60%, 02/01/45	250	228,556
Series C, 4.13%, 03/01/48	1,000	1,066,168
Series D, 3.40%, 06/01/23	1,000	1,024,627
Series E, 3.70%, 08/01/25(a)	2,000	2,058,126
Southern Co.:
2.35%, 07/01/21	1,000	999,075
2.95%, 07/01/23	500	502,975
3.25%, 07/01/26	500	497,806
4.40%, 07/01/46(a)	750	779,957
Southern Power Co.(a):
5.25%, 07/15/43	500	494,389
Series E, 2.50%, 12/15/21	1,000	983,605
Southwestern Electric Power Co., Series L, 3.85%, 02/01/48	500	465,917
Southwestern Public Service Co., 3.75%, 06/15/49	1,000	1,047,360
Tampa Electric Co.:
4.10%, 06/15/42	250	265,383
4.45%, 06/15/49	250	270,293
3.63%, 06/15/50(a)	80	79,133
Toledo Edison Co., 6.15%, 05/15/37	100	145,906
Tucson Electric Power Co., 4.85%, 12/01/48	250	281,308
Union Electric Co.:
2.95%, 06/15/27	1,000	1,025,889
4.00%, 04/01/48	1,000	1,113,643
3.25%, 10/01/49(a)	500	454,507

Security	Par (000)	Value

Electric Utilities (continued)
Virginia Electric & Power Co.:
2.95%, 01/15/22	$400	$403,118
4.00%, 01/15/43(a)	250	264,943
4.45%, 02/15/44	150	169,831
4.60%, 12/01/48	455	516,448
3.30%, 12/01/49	280	279,577
Series A, 3.15%, 01/15/26	555	577,016
Series A, 3.50%, 03/15/27(a)	750	784,779
Series A, 2.88%, 07/15/29	115	113,907
Series A, 6.00%, 05/15/37	250	320,527
Series B, 6.00%, 01/15/36	1,000	1,271,133
Series B, 3.80%, 09/15/47	1,500	1,521,989
Series D, 4.65%, 08/15/43	500	578,265
WEC Energy Group, Inc., 3.55%, 06/15/25	350	356,041
Wisconsin Electric Power Co., 4.30%, 10/15/48(a)	750	834,860
Wisconsin Power & Light Co., 3.00%, 07/01/29(a)	1,000	1,052,034
Wisconsin Public Service Corp., 3.30%, 09/01/49	625	606,249
Xcel Energy, Inc.:
3.30%, 06/01/25	292	296,134
3.35%, 12/01/26	500	493,725
4.00%, 06/15/28	1,000	1,054,598
2.60%, 12/01/29	200	188,678
4.80%, 09/15/41	250	269,233
3.50%, 12/01/49(a)	200	175,984

		171,002,192

Electrical Equipment — 0.1%
Eaton Corp.:
2.75%, 11/02/22	2,250	2,247,971
3.10%, 09/15/27	190	191,534
4.00%, 11/02/32	200	206,681
4.15%, 11/02/42(a)	250	276,824
Emerson Electric Co.:
2.63%, 12/01/21	750	766,326
2.63%, 02/15/23(a)	350	353,733
Rockwell Automation, Inc., 4.20%, 03/01/49	1,000	1,096,079
Roper Technologies, Inc.:
3.13%, 11/15/22(a)	150	147,234
3.65%, 09/15/23	250	256,099
2.35%, 09/15/24	240	230,754
3.80%, 12/15/26	250	257,610
2.95%, 09/15/29(a)	435	431,747
Tyco Electronics Group SA:
3.50%, 02/03/22	100	98,429

19

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Equipment (continued)
Tyco Electronics Group SA (continued):
3.45%, 08/01/24(a)	$75	$76,556

		6,637,577

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.80%, 02/15/30	1,000	892,481
Arrow Electronics, Inc., 4.00%, 04/01/25(a)	500	470,771
Avnet, Inc., 3.75%, 12/01/21	1,000	1,019,313
Corning, Inc.:
3.70%, 11/15/23	250	264,135
4.75%, 03/15/42	50	52,379
5.35%, 11/15/48(a)	750	881,502
3.90%, 11/15/49	250	243,073
4.38%, 11/15/57(a)	750	774,246
5.45%, 11/15/79(a)	250	256,591
Flex Ltd., 4.88%, 06/15/29	500	482,210
Honeywell International, Inc.:
1.85%, 11/01/21	3,000	3,001,498
2.30%, 08/15/24(a)	1,000	992,929
2.70%, 08/15/29	1,500	1,504,664
3.81%, 11/21/47	500	549,687
Jabil, Inc., 4.70%, 09/15/22	250	249,289
Keysight Technologies, Inc., 3.00%, 10/30/29	800	754,950

		12,389,718

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	100	89,622
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/22	500	476,062
3.34%, 12/15/27	450	429,186
3.14%, 11/07/29	325	287,212
4.08%, 12/15/47	1,500	1,230,924
Halliburton Co.:
3.80%, 11/15/25	2,415	2,279,325
4.85%, 11/15/35	1,000	775,132
4.50%, 11/15/41	50	39,529
4.75%, 08/01/43	250	191,962
5.00%, 11/15/45	1,175	907,557
National Oilwell Varco, Inc.:
2.60%, 12/01/22	427	385,435
3.60%, 12/01/29	1,000	746,516
3.95%, 12/01/42	150	93,959
TechnipFMC PLC, 3.45%, 10/01/22	100	95,560

		8,027,981

Equity Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.:
3.90%, 06/15/23(a)	2,000	2,012,024
4.30%, 01/15/26	750	773,729
3.38%, 08/15/31	820	797,840

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Alexandria Real Estate Equities, Inc. (continued):
4.00%, 02/01/50	$1,000	$904,622
American Campus Communities Operating Partnership LP:
3.30%, 07/15/26	1,000	986,185
2.85%, 02/01/30	500	467,678
American Tower Corp.:
4.70%, 03/15/22	100	101,562
3.00%, 06/15/23	1,000	1,001,314
5.00%, 02/15/24(a)	1,000	1,058,436
2.40%, 03/15/25	585	574,330
4.40%, 02/15/26	30	31,447
3.38%, 10/15/26	500	495,374
2.75%, 01/15/27(a)	435	419,692
3.80%, 08/15/29(a)	500	506,150
3.70%, 10/15/49(a)	425	391,803
AvalonBay Communities, Inc.:
2.95%, 09/15/22	100	95,686
3.45%, 06/01/25	100	102,590
3.20%, 01/15/28(a)	2,000	1,986,973
3.30%, 06/01/29(a)	255	254,183
3.90%, 10/15/46	250	235,647
Boston Properties LP:
4.13%, 05/15/21	250	249,050
3.85%, 02/01/23(a)	1,000	1,004,190
3.13%, 09/01/23	250	249,765
3.20%, 01/15/25	1,000	1,009,200
3.65%, 02/01/26	190	192,688
4.50%, 12/01/28(a)	1,000	1,098,677
2.90%, 03/15/30(a)	480	440,831
Brixmor Operating Partnership LP:
3.65%, 06/15/24	750	697,891
4.13%, 06/15/26	250	260,840
4.13%, 05/15/29	1,250	1,268,509
Choice Hotels International, Inc., 3.70%, 12/01/29	200	160,000
Crown Castle International Corp.:
2.25%, 09/01/21(a)	1,000	986,154
3.70%, 06/15/26	280	286,108
4.00%, 03/01/27(a)	1,000	1,029,797
3.80%, 02/15/28(a)	2,000	2,044,523
4.00%, 11/15/49	585	527,346
CubeSmart LP, 3.00%, 02/15/30(a)	1,500	1,396,576
Digital Realty Trust LP:
4.75%, 10/01/25(a)	500	521,530
3.70%, 08/15/27	1,000	992,838
3.60%, 07/01/29	750	731,026
Duke Realty LP, 2.88%, 11/15/29	540	518,715
EPR Properties:
4.50%, 06/01/27	1,000	904,039
3.75%, 08/15/29	845	631,807

20

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
ERP Operating LP:
4.63%, 12/15/21	$2,000	$2,044,284
3.00%, 04/15/23	500	505,208
3.25%, 08/01/27	500	497,931
3.50%, 03/01/28(a)	1,000	928,619
3.00%, 07/01/29	735	719,178
2.50%, 02/15/30	405	375,739
4.50%, 07/01/44(a)	150	163,144
Essex Portfolio LP:
3.88%, 05/01/24	100	100,236
4.00%, 03/01/29	1,000	1,023,610
3.00%, 01/15/30(a)	200	189,367
2.65%, 03/15/32	95	84,289
Federal Realty Investment Trust, 3.25%, 07/15/27	500	492,963
GLP Capital LP/GLP Financing II, Inc., 5.25%, 06/01/25	400	370,000
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30	1,000	893,288
Healthpeak Properties, Inc.:
3.15%, 08/01/22	100	100,139
3.40%, 02/01/25	500	494,388
4.00%, 06/01/25(a)	500	496,329
3.50%, 07/15/29	1,500	1,465,701
3.00%, 01/15/30	530	505,311
Host Hotels & Resorts LP:
Series E, 4.00%, 06/15/25(a)	190	176,655
Series H, 3.38%, 12/15/29	1,000	842,344
Hudson Pacific Properties LP, 4.65%, 04/01/29	1,000	1,025,223
Kilroy Realty LP, 3.05%, 02/15/30	1,000	915,479
Kimco Realty Corp.:
3.20%, 05/01/21	250	246,011
3.30%, 02/01/25	350	342,723
2.80%, 10/01/26	500	483,459
4.45%, 09/01/47	350	315,974
3.70%, 10/01/49	500	407,085
Life Storage LP, 4.00%, 06/15/29(a)	1,000	1,015,368
Mid-America Apartments LP:
4.30%, 10/15/23	200	198,893
3.95%, 03/15/29(a)	500	509,468
National Retail Properties, Inc.:
3.30%, 04/15/23	500	503,379
4.30%, 10/15/28(a)	1,000	1,017,771
Omega Healthcare Investors, Inc.:
4.50%, 04/01/27	250	246,953
4.75%, 01/15/28	500	534,366
3.63%, 10/01/29	600	519,792
Realty Income Corp.:
4.65%, 08/01/23	250	261,382
4.13%, 10/15/26	1,000	985,211
3.00%, 01/15/27	1,000	947,232
3.25%, 06/15/29(a)	975	937,682

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Sabra Health Care LP/Sabra Capital Corp., 3.90%, 10/15/29	$1,000	$893,654
Service Properties Trust:
5.00%, 08/15/22	200	143,126
4.95%, 02/15/27	1,000	757,784
4.35%, 10/01/24	1,000	734,046
Simon Property Group LP:
2.35%, 01/30/22	2,000	1,972,616
2.63%, 06/15/22	250	246,222
2.00%, 09/13/24	1,040	1,001,412
3.38%, 10/01/24	500	490,889
3.30%, 01/15/26(a)	1,500	1,506,103
3.38%, 06/15/27	750	728,765
2.45%, 09/13/29(a)	500	453,213
4.75%, 03/15/42	100	98,799
4.25%, 10/01/44(a)	250	231,357
4.25%, 11/30/46	500	454,429
3.25%, 09/13/49	655	526,903
SITE Centers Corp., 4.25%, 02/01/26	250	254,634
Spirit Realty LP:
4.00%, 07/15/29	425	415,304
3.40%, 01/15/30(a)	500	429,618
UDR, Inc.:
4.40%, 01/26/29(a)	1,000	1,036,444
3.20%, 01/15/30	500	492,019
3.00%, 08/15/31	500	477,769
Ventas Realty LP:
2.65%, 01/15/25	650	624,076
4.13%, 01/15/26	1,250	1,249,057
3.25%, 10/15/26	500	472,376
4.00%, 03/01/28(a)	1,500	1,415,038
3.00%, 01/15/30(a)	1,000	898,496
VEREIT Operating Partnership LP, 3.95%, 08/15/27	500	465,304
Welltower, Inc.:
4.00%, 06/01/25	1,250	1,213,226
4.25%, 04/01/26(a)	350	360,425
4.13%, 03/15/29	1,000	1,020,723
3.10%, 01/15/30	1,000	944,160
Weyerhaeuser Co.(a):
4.00%, 11/15/29	1,000	1,011,776
7.38%, 03/15/32	350	412,575
WP Carey, Inc., 3.85%, 07/15/29(a)	475	462,932

		78,176,809

Food & Staples Retailing — 0.3%
CVS Caremark Corp., 2.75%, 12/01/22(a)	2,000	2,013,945
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	73	93,087
Kroger Co.:
3.40%, 04/15/22(a)	100	102,909
3.50%, 02/01/26	495	521,496

21

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
Kroger Co. (continued):
2.65%, 10/15/26(a)	$1,000	$1,014,660
3.70%, 08/01/27	500	533,555
4.50%, 01/15/29	1,000	1,117,229
5.15%, 08/01/43	125	144,715
3.88%, 10/15/46	500	489,545
4.65%, 01/15/48(a)	500	565,483
5.40%, 01/15/49	500	601,685
3.95%, 01/15/50(a)	300	309,973
Mondelez International, Inc.:
3.63%, 05/07/23	500	524,652
4.63%, 05/07/48	500	564,271
Target Corp.:
2.25%, 04/15/25	920	938,595
2.35%, 02/15/30	480	479,527
2.65%, 09/15/30	160	164,727
Walgreen Co., 3.10%, 09/15/22	200	200,272
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/21	500	507,312
3.80%, 11/18/24(a)	1,000	1,021,073
3.45%, 06/01/26	1,305	1,289,584
4.50%, 11/18/34	155	159,815
4.80%, 11/18/44	150	148,787
4.65%, 06/01/46(a)	1,000	956,624
Walmart, Inc.:
3.13%, 06/23/21	4,500	4,597,993
2.35%, 12/15/22(a)	1,250	1,282,360
3.30%, 04/22/24	1,750	1,857,220
2.85%, 07/08/24(a)	2,500	2,628,213
2.65%, 12/15/24	250	260,233
3.70%, 06/26/28(a)	1,000	1,122,241
3.25%, 07/08/29(a)	250	274,772
2.38%, 09/24/29(a)	275	284,401
3.95%, 06/28/38	1,000	1,187,355
4.88%, 07/08/40	2,000	2,590,018
4.00%, 04/11/43(a)	150	183,019
4.30%, 04/22/44	750	923,482
3.63%, 12/15/47	1,000	1,138,827
4.05%, 06/29/48	1,900	2,370,593
2.95%, 09/24/49(a)	495	542,410

		35,706,658

Food Products — 0.2%
Archer-Daniels-Midland Co.:
2.50%, 08/11/26(a)	1,750	1,767,214
4.54%, 03/26/42	75	87,958
4.02%, 04/16/43	250	276,414
4.50%, 03/15/49	1,000	1,206,119
Bunge, Ltd. Finance Corp., 3.75%, 09/25/27	1,000	859,611
Campbell Soup Co.:
3.65%, 03/15/23	1,000	1,018,629
3.30%, 03/19/25(a)	500	495,697

Security	Par (000)	Value

Food Products (continued)
Campbell Soup Co. (continued):
4.80%, 03/15/48(a)	$750	$894,065
Conagra Brands, Inc.:
3.25%, 09/15/22	200	196,322
3.20%, 01/25/23(a)	500	493,574
4.30%, 05/01/24	1,000	1,035,027
4.60%, 11/01/25	1,000	1,054,708
5.30%, 11/01/38(a)	1,000	1,087,317
5.40%, 11/01/48	500	562,523
General Mills, Inc.:
3.15%, 12/15/21(a)	650	658,404
2.60%, 10/12/22	250	251,878
3.65%, 02/15/24	500	516,297
3.20%, 02/10/27(a)	250	262,415
4.20%, 04/17/28(a)	1,000	1,101,021
4.15%, 02/15/43	300	302,388
4.70%, 04/17/48	750	867,686
JM Smucker Co.:
3.50%, 10/15/21	50	50,760
3.50%, 03/15/25(a)	1,250	1,281,267
4.25%, 03/15/35(a)	250	256,621
4.38%, 03/15/45	500	496,627
Kellogg Co.:
2.65%, 12/01/23(a)	1,000	1,006,974
3.25%, 04/01/26	65	66,835
4.30%, 05/15/28	1,000	1,080,632
4.50%, 04/01/46	350	391,153
Sysco Corp.:
3.55%, 03/15/25	1,000	1,015,935
3.75%, 10/01/25	100	97,585
3.30%, 07/15/26	130	123,639
4.85%, 10/01/45	150	141,128
4.50%, 04/01/46	250	239,994
4.45%, 03/15/48(a)	500	475,922
Tyson Foods, Inc.:
2.25%, 08/23/21	1,000	995,408
4.50%, 06/15/22(a)	150	155,105
3.55%, 06/02/27	1,000	1,024,681
4.88%, 08/15/34	70	85,289
5.15%, 08/15/44	250	295,627
4.55%, 06/02/47(a)	250	266,747
5.10%, 09/28/48(a)	1,500	1,858,599

		26,401,795

Forest Products — 0.0%
Hershey Co.:
2.05%, 11/15/24	500	497,933
2.45%, 11/15/29	500	494,521

22

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products (continued)
Hershey Co. (continued):
3.13%, 11/15/49	$500	$468,345

		1,460,799

Gas Utilities — 0.1%
Atmos Energy Corp.:
2.63%, 09/15/29	210	207,912
4.15%, 01/15/43(a)	100	105,753
4.30%, 10/01/48	500	562,794
4.13%, 03/15/49	500	545,149
3.38%, 09/15/49(a)	630	608,462
National Fuel Gas Co.:
4.90%, 12/01/21(a)	600	577,646
3.75%, 03/01/23	300	280,563
NiSource, Inc.:
3.65%, 06/15/23	1,000	1,024,125
2.95%, 09/01/29(a)	1,000	948,827
5.95%, 06/15/41	1,050	1,209,762
5.25%, 02/15/43	75	80,891
4.80%, 02/15/44(a)	250	252,291
4.38%, 05/15/47(a)	500	506,421
Sempra Energy:
4.05%, 12/01/23(a)	250	254,420
3.55%, 06/15/24	250	250,473
3.75%, 11/15/25	250	246,811
3.40%, 02/01/28	2,000	2,004,050
4.00%, 02/01/48(a)	1,000	957,281
Southern California Gas Co.:
Series TT, 2.60%, 06/15/26	1,250	1,234,407
Series UU, 4.13%, 06/01/48	250	265,725
Southern Co. Gas Capital Corp.:
3.50%, 09/15/21	50	50,175
2.45%, 10/01/23	1,000	1,011,605
3.95%, 10/01/46	750	670,149

		13,855,692

Health Care Equipment & Supplies — 0.2%
Baxter International, Inc.:
1.70%, 08/15/21	1,000	996,900
2.60%, 08/15/26	730	726,080
Becton Dickinson & Co.:
2.89%, 06/06/22	500	499,067
3.30%, 03/01/23	200	201,605
3.36%, 06/06/24(a)	1,000	999,627
3.73%, 12/15/24	1,250	1,281,359
3.70%, 06/06/27	1,630	1,645,384
6.00%, 05/15/39	250	279,791
4.69%, 12/15/44	196	205,957
4.67%, 06/06/47(a)	500	538,786
Boston Scientific Corp.:
3.85%, 05/15/25	382	399,816
4.00%, 03/01/29(a)	250	264,739
4.55%, 03/01/39	1,000	1,098,203

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Boston Scientific Corp. (continued):
4.70%, 03/01/49	$800	$913,537
DH Europe Finance II Sarl:
2.05%, 11/15/22	300	294,293
2.20%, 11/15/24	1,000	971,431
2.60%, 11/15/29	445	432,173
3.25%, 11/15/39	400	395,412
3.40%, 11/15/49	675	656,657
Medtronic Global Holdings SCA, 3.35%, 04/01/27(a)	250	266,335
Medtronic, Inc.:
3.15%, 03/15/22	1,350	1,399,923
3.63%, 03/15/24	400	425,332
3.50%, 03/15/25	584	628,196
4.38%, 03/15/35(a)	350	431,694
4.63%, 03/15/45	1,750	2,337,206
Stryker Corp.:
3.38%, 11/01/25(a)	580	613,328
3.50%, 03/15/26	500	521,315
4.63%, 03/15/46	1,250	1,471,341
Zimmer Biomet Holdings, Inc.:
3.15%, 04/01/22	1,500	1,500,175
3.55%, 04/01/25	750	756,863
4.45%, 08/15/45	500	488,571

		23,641,096

Health Care Providers & Services — 0.7%
Adventist Health System/West, 3.63%, 03/01/49	197	203,446
Advocate Health & Hospitals Corp.:
3.83%, 08/15/28	74	81,195
4.27%, 08/15/48	107	129,302
3.39%, 10/15/49	85	88,155
Aetna, Inc.:
2.75%, 11/15/22	2,250	2,254,125
2.80%, 06/15/23	1,500	1,502,436
3.50%, 11/15/24	320	324,331
6.75%, 12/15/37	300	390,303
4.50%, 05/15/42(a)	250	260,094
4.75%, 03/15/44	25	26,993
3.88%, 08/15/47	1,050	1,073,101
Allina Health System, Series 2019, 3.89%, 04/15/49	220	234,359
Anthem, Inc.:
3.13%, 05/15/22	1,200	1,220,849
2.95%, 12/01/22	1,000	1,022,576
3.30%, 01/15/23	100	101,505
3.50%, 08/15/24	250	256,510
2.38%, 01/15/25	160	158,426
4.63%, 05/15/42	50	54,904
4.65%, 01/15/43(a)	2,000	2,218,149
5.10%, 01/15/44(a)	900	1,055,070
4.65%, 08/15/44	350	383,625

23

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Anthem, Inc. (continued):
4.38%, 12/01/47(a)	$1,000	$1,075,010
Ascension Health:
3.95%, 11/15/46	1,000	1,159,718
Series B, 2.53%, 11/15/29	150	155,034
Series B, 3.11%, 11/15/39	52	52,732
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	200	245,224
CHRISTUS Health, Series C, 4.34%, 07/01/28	155	176,458
Cigna Corp.:
3.05%, 11/30/22(b)	3,000	3,079,568
3.00%, 07/15/23(b)	1,000	1,023,921
3.75%, 07/15/23	1,330	1,367,412
3.50%, 06/15/24(a)(b)	750	760,471
3.25%, 04/15/25(b)	300	305,965
4.13%, 11/15/25	1,000	1,069,673
4.50%, 02/25/26(b)	250	269,530
3.40%, 03/01/27(b)	750	759,041
4.38%, 10/15/28	2,000	2,146,389
4.80%, 08/15/38	1,000	1,122,739
4.80%, 07/15/46(b)	250	295,675
3.88%, 10/15/47(b)	750	749,504
4.90%, 12/15/48(a)	1,500	1,799,684
CommonSpirit Health:
2.76%, 10/01/24(a)	245	244,709
3.35%, 10/01/29	132	124,032
3.82%, 10/01/49	251	258,679
4.19%, 10/01/49	400	375,729
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	46	46,831
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	100	110,030
Dignity Health, 5.27%, 11/01/64	100	116,577
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	173	196,508
Hartford HealthCare Corp., 3.45%, 07/01/54	175	165,901
HCA, Inc.:
4.75%, 05/01/23	3,000	3,073,494
5.25%, 04/15/25	1,000	1,048,771
4.13%, 06/15/29	750	751,292
5.13%, 06/15/39	1,000	1,031,828
5.50%, 06/15/47	1,000	1,086,658
5.25%, 06/15/49(a)	750	799,607
Humana, Inc.:
3.85%, 10/01/24(a)	500	508,478
3.13%, 08/15/29(a)	500	474,187
4.63%, 12/01/42	1,000	1,098,318
4.95%, 10/01/44(a)	250	283,776
4.80%, 03/15/47	200	222,865
Johns Hopkins Health System Corp., 3.84%, 05/15/46	175	203,060

Security	Par (000)	Value

Health Care Providers & Services (continued)
Kaiser Foundation Hospitals:
3.50%, 04/01/22(a)	$100	$102,713
3.15%, 05/01/27	500	514,109
4.15%, 05/01/47	1,110	1,288,459
Series 2019, 3.27%, 11/01/49	325	323,195
Laboratory Corp. of America Holdings:
3.75%, 08/23/22	100	103,435
4.00%, 11/01/23	100	103,267
3.25%, 09/01/24	1,000	1,019,439
3.60%, 02/01/25(a)	75	77,662
3.60%, 09/01/27(a)	500	517,771
4.70%, 02/01/45(a)	450	510,967
Mayo Clinic, Series 2016, 4.13%, 11/15/52	300	356,781
McKesson Corp.:
2.85%, 03/15/23	150	152,321
3.80%, 03/15/24(a)	1,500	1,556,193
3.95%, 02/16/28(a)	1,000	1,050,716
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	99	104,856
Memorial Health Services, 3.45%, 11/01/49	175	178,937
Memorial Sloan-Kettering Cancer Center:
5.00%, 07/01/42	200	257,303
4.13%, 07/01/52(a)	200	237,336
Mercy Health, Series 2018, 4.30%, 07/01/28	64	74,701
Montefiore Obligated Group, 4.29%, 09/01/50	364	313,014
Mount Sinai Hospitals Group, Inc.(a):
Series 2017, 3.98%, 07/01/48	66	69,045
Series 2019, 3.74%, 07/01/49	300	307,192
New York and Presbyterian Hospital:
4.02%, 08/01/45	150	159,482
Series 2019, 3.95%, 08/01/19	207	206,399
Northwell Healthcare, Inc.:
3.98%, 11/01/46(a)	200	206,053
4.26%, 11/01/47	70	74,763
3.81%, 11/01/49	162	161,378
Orlando Health Obligated Group, 4.09%, 10/01/48	29	30,796
Partners Healthcare System, Inc.:
Series 2017, 3.77%, 07/01/48	85	93,564
Series 2020, 3.19%, 07/01/49(a)	500	497,768
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	79	99,337
Providence St Joseph Health Obligated Group:
Series 19A, 2.53%, 10/01/29	325	318,047
Series A, 3.93%, 10/01/48	77	84,695
Quest Diagnostics, Inc.:
4.70%, 04/01/21	100	101,151

24

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Quest Diagnostics, Inc. (continued):
4.25%, 04/01/24	$250	$268,587
3.50%, 03/30/25	370	378,530
4.20%, 06/30/29	250	269,520
2.95%, 06/30/30	425	416,634
4.70%, 03/30/45	250	275,371
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	230	254,790
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49	85	87,576
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	68,687
Sutter Health, :
3.70%, 08/15/28	86	90,241
4.09%, 08/15/48	107	114,312
Toledo Hospital:
6.02%, 11/15/48(a)	125	136,673
Series B, 5.33%, 11/15/28	125	131,456
Trinity Health Corp., Series 2019, 3.43%, 12/01/48	137	143,142
UnitedHealth Group, Inc.:
2.13%, 03/15/21	1,500	1,499,844
3.15%, 06/15/21	2,000	2,027,854
3.35%, 07/15/22(a)	750	775,621
2.88%, 03/15/23	250	258,862
2.38%, 08/15/24	425	434,752
3.10%, 03/15/26(a)	500	527,809
3.45%, 01/15/27	500	536,213
3.38%, 04/15/27	1,000	1,069,425
3.85%, 06/15/28(a)	1,000	1,114,244
2.88%, 08/15/29(a)	1,890	1,978,650
4.63%, 07/15/35	555	660,521
6.88%, 02/15/38	100	146,648
3.50%, 08/15/39(a)	645	695,590
5.95%, 02/15/41	100	138,236
3.95%, 10/15/42	150	170,530
4.75%, 07/15/45	1,500	1,910,067
4.20%, 01/15/47	750	881,495
4.25%, 04/15/47	1,000	1,177,199
3.75%, 10/15/47	500	552,380
4.25%, 06/15/48(a)	400	471,593
3.70%, 08/15/49(a)	1,500	1,661,790
3.88%, 08/15/59	500	549,467
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	108	129,053

		76,130,739

Hotels, Restaurants & Leisure — 0.3%
GLP Capital LP/GLP Financing II, Inc.:
3.35%, 09/01/24	215	190,275
5.30%, 01/15/29	1,000	855,200
4.00%, 01/15/30	980	823,984

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp.:
3.38%, 07/15/23	$190	$175,132
4.38%, 09/15/28	305	278,470
Las Vegas Sands Corp.:
3.20%, 08/08/24(a)	2,745	2,477,573
3.50%, 08/18/26	270	246,963
3.90%, 08/08/29(a)	185	159,442
Marriott International, Inc.:
2.30%, 01/15/22	2,000	1,874,624
3.25%, 09/15/22	100	91,834
2.13%, 10/03/22	1,000	900,029
McDonald’s Corp.:
2.63%, 01/15/22	3,000	3,024,125
3.35%, 04/01/23(a)	250	258,275
3.25%, 06/10/24	400	412,880
3.38%, 05/26/25	500	520,471
3.30%, 07/01/25	115	119,570
3.70%, 01/30/26	250	261,501
3.50%, 03/01/27	1,000	1,039,983
3.80%, 04/01/28	1,000	1,058,799
3.60%, 07/01/30	125	131,241
4.70%, 12/09/35(a)	315	355,400
6.30%, 03/01/38	1,000	1,367,400
3.70%, 02/15/42(a)	100	103,530
4.88%, 12/09/45(a)	750	875,861
4.45%, 03/01/47	500	540,802
4.45%, 09/01/48(a)	500	554,095
3.63%, 09/01/49(a)	875	882,827
4.20%, 04/01/50	590	659,941
Regency Centers LP, 2.95%, 09/15/29(a)	1,000	941,694
Sands China Ltd.:
4.60%, 08/08/23(a)	500	503,775
5.13%, 08/08/25	500	499,160
5.40%, 08/08/28(a)	1,750	1,650,722
Starbucks Corp.:
2.70%, 06/15/22	500	507,899
3.10%, 03/01/23	2,000	2,036,545
3.85%, 10/01/23	250	261,606
3.80%, 08/15/25(a)	1,000	1,060,446
4.00%, 11/15/28	500	518,222
3.55%, 08/15/29	1,250	1,285,979
3.75%, 12/01/47	1,000	962,682

		30,468,957

Household Durables — 0.0%
DR Horton, Inc., 2.50%, 10/15/24	425	397,001
Leggett & Platt, Inc., 3.80%, 11/15/24	200	218,993
Mohawk Industries, Inc., 3.85%, 02/01/23	125	127,090
Whirlpool Corp.:
5.15%, 03/01/43	200	202,343

25

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Durables (continued)
Whirlpool Corp. (continued):
4.50%, 06/01/46	$250	$238,422

		1,183,849

Household Products — 0.0%
Clorox Co.:
3.05%, 09/15/22	50	51,698
3.50%, 12/15/24(a)	250	270,490
Kimberly-Clark Corp.:
2.65%, 03/01/25(a)	85	87,226
2.75%, 02/15/26(a)	500	511,325
5.30%, 03/01/41(a)	250	345,708
3.20%, 07/30/46	210	195,139
3.90%, 05/04/47	750	830,405

		2,291,991

Industrial Conglomerates — 0.2%
3M Co.:
1.63%, 09/19/21(a)	500	500,132
2.00%, 06/26/22	500	501,016
1.75%, 02/14/23	500	502,048
2.00%, 02/14/25(a)	1,000	1,028,970
3.00%, 08/07/25	250	262,466
2.88%, 10/15/27(a)	750	796,918
2.38%, 08/26/29(a)	985	988,557
3.13%, 09/19/46	250	226,970
3.63%, 10/15/47	600	602,560
4.00%, 09/14/48	1,000	1,153,530
3.25%, 08/26/49	430	434,736
Crane Co., 4.45%, 12/15/23	125	137,923
Dover Corp.:
3.15%, 11/15/25	250	260,150
2.95%, 11/04/29	170	169,363
General Electric Co.:
4.65%, 10/17/21	201	204,510
2.70%, 10/09/22	1,000	971,391
3.10%, 01/09/23(a)	1,500	1,510,965
3.45%, 05/15/24(a)	2,086	2,060,540
6.75%, 03/15/32	394	467,880
5.88%, 01/14/38	2,215	2,552,033
6.88%, 01/10/39	1,322	1,635,433
4.13%, 10/09/42(a)	560	528,674
4.50%, 03/11/44	300	295,096
Ingersoll-Rand Global Holding Co. Ltd., 4.30%, 02/21/48	500	557,163
Koninklijke Philips NV, 5.00%, 03/15/42	250	298,836

		18,647,860

Insurance — 0.7%
Aflac, Inc.:
3.63%, 06/15/23	250	249,543
3.63%, 11/15/24	250	262,573
2.88%, 10/15/26	750	740,456
4.75%, 01/15/49(a)	500	546,393

Security	Par (000)	Value

Insurance (continued)
Alleghany Corp., 4.95%, 06/27/22(a)	$550	$578,604
Allstate Corp.:
3.15%, 06/15/23	250	253,903
3.28%, 12/15/26	750	777,818
4.50%, 06/15/43	150	176,416
4.20%, 12/15/46	1,000	1,107,814
American Financial Group, Inc., 4.50%, 06/15/47	750	747,234
American International Group, Inc.:
4.88%, 06/01/22(a)	250	256,603
4.13%, 02/15/24(a)	250	261,370
3.75%, 07/10/25(a)	750	750,700
3.90%, 04/01/26	500	514,963
3.88%, 01/15/35	500	474,149
4.70%, 07/10/35	500	505,945
4.50%, 07/16/44	750	760,542
4.80%, 07/10/45	1,750	1,849,213
4.75%, 04/01/48(a)	1,000	1,055,356
Aon Corp.:
2.20%, 11/15/22	335	333,458
4.50%, 12/15/28(a)	1,000	1,107,144
Aon PLC:
2.80%, 03/15/21	250	249,387
3.50%, 06/14/24	1,000	1,038,766
3.88%, 12/15/25	600	625,427
4.60%, 06/14/44	250	272,427
Arch Capital Finance LLC, 4.01%, 12/15/26	1,000	1,010,174
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	153,934
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24	110	105,031
AXA SA, 8.60%, 12/15/30	550	731,555
Berkshire Hathaway Finance Corp.:
3.00%, 05/15/22(a)	750	779,045
4.40%, 05/15/42	100	121,190
4.30%, 05/15/43	250	300,396
4.20%, 08/15/48(a)	1,000	1,174,203
4.25%, 01/15/49	1,000	1,229,739
Berkshire Hathaway, Inc.:
2.20%, 03/15/21	500	502,391
3.00%, 02/11/23(a)	1,000	1,043,396
2.75%, 03/15/23(a)	1,500	1,552,055
3.13%, 03/15/26(a)	1,400	1,496,679
4.50%, 02/11/43	1,100	1,356,662
Brighthouse Financial, Inc., 3.70%, 06/22/27(a)	2,500	2,167,458
Chubb Corp.:
6.00%, 05/11/37	50	68,620
Series 1, 6.50%, 05/15/38	100	148,365
Chubb INA Holdings, Inc.:
2.88%, 11/03/22(a)	1,000	1,015,090
3.35%, 05/15/24	500	520,059

26

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings, Inc. (continued):
3.35%, 05/03/26	$795	$841,765
4.15%, 03/13/43	150	164,217
CNA Financial Corp.:
5.75%, 08/15/21	100	102,483
4.50%, 03/01/26	350	362,172
Equitable Holdings Inc:
4.35%, 04/20/28	1,000	972,210
5.00%, 04/20/48	1,000	943,686
First American Financial Corp., 4.60%, 11/15/24	200	223,490
Hartford Financial Services Group, Inc.:
2.80%, 08/19/29(a)	500	486,195
6.10%, 10/01/41	100	126,670
3.60%, 08/19/49(a)	1,335	1,228,221
Lincoln National Corp.:
4.20%, 03/15/22	1,350	1,370,966
4.00%, 09/01/23	200	200,052
3.35%, 03/09/25	65	65,002
3.80%, 03/01/28(a)	1,500	1,492,152
6.30%, 10/09/37	250	294,387
4.35%, 03/01/48	200	183,018
Loews Corp.:
2.63%, 05/15/23	250	249,845
3.75%, 04/01/26	500	520,292
Manulife Financial Corp.:
4.15%, 03/04/26	500	521,409
(5 year USD Swap + 1.65%), 4.06%, 02/24/32(a)(c)	500	482,190
Markel Corp.:
3.35%, 09/17/29(a)	475	447,949
4.30%, 11/01/47(a)	750	686,113
4.15%, 09/17/50	500	417,373
Marsh & McLennan Cos., Inc.:
4.80%, 07/15/21	50	51,314
2.75%, 01/30/22(a)	1,000	1,009,429
3.30%, 03/14/23	500	508,530
3.88%, 03/15/24	500	517,185
3.50%, 06/03/24	1,000	1,021,485
3.75%, 03/14/26(a)	1,000	1,028,749
4.38%, 03/15/29	1,000	1,101,090
4.90%, 03/15/49	1,000	1,260,372
MetLife, Inc.:
3.00%, 03/01/25(a)	650	640,270
6.38%, 06/15/34	500	648,442
5.88%, 02/06/41	2,000	2,544,976
4.13%, 08/13/42(a)	300	303,575
4.88%, 11/13/43	250	287,308
4.05%, 03/01/45(a)	250	261,395
4.60%, 05/13/46(a)	500	550,289
Old Republic International Corp., 4.88%, 10/01/24	250	264,014

Security	Par (000)	Value

Insurance (continued)
Principal Financial Group, Inc.:
3.40%, 05/15/25(a)	$250	$246,682
3.10%, 11/15/26	1,000	1,015,275
3.70%, 05/15/29	135	139,298
4.63%, 09/15/42	50	51,119
4.30%, 11/15/46(a)	250	247,511
Progressive Corp.:
3.75%, 08/23/21(a)	1,050	1,072,536
2.45%, 01/15/27	500	499,835
4.35%, 04/25/44	100	111,773
3.70%, 01/26/45	200	202,817
4.13%, 04/15/47	500	561,408
4.20%, 03/15/48(a)	500	562,386
Prudential Financial, Inc.:
3.50%, 05/15/24(a)	1,000	1,031,917
3.88%, 03/27/28(a)	951	971,812
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(a)(c)	350	306,778
4.60%, 05/15/44	250	249,507
(3 mo. LIBOR US + 2.67%), 5.70%, 09/15/48(c)	1,000	925,000
3.94%, 12/07/49	908	860,164
4.35%, 02/25/50	1,000	1,000,508
3.70%, 03/13/51(a)	1,250	1,139,511
Reinsurance Group of America, Inc., 3.90%, 05/15/29	475	463,288
Travelers Cos., Inc.:
6.75%, 06/20/36	250	350,598
4.60%, 08/01/43(a)	850	1,018,970
4.30%, 08/25/45	250	296,811
4.00%, 05/30/47(a)	250	281,353
4.05%, 03/07/48	1,150	1,311,794
Travelers Property Casualty Corp., 6.38%, 03/15/33	100	135,509
Trinity Acquisition PLC, 4.40%, 03/15/26	500	520,878
Unum Group:
4.00%, 06/15/29(a)	1,000	959,301
5.75%, 08/15/42	250	243,138
4.50%, 12/15/49(a)	250	193,688
Voya Financial, Inc.:
3.65%, 06/15/26	350	350,526
5.70%, 07/15/43	500	580,633
Willis North America, Inc.:
4.50%, 09/15/28	1,500	1,648,008
3.88%, 09/15/49	80	82,407
WR Berkley Corp., 4.63%, 03/15/22	200	171,833
XLIT Ltd., 5.50%, 03/31/45(a)	250	263,416

		75,420,514

Interactive Media & Services — 0.1%
Alphabet, Inc.:
3.63%, 05/19/21	25	25,731
3.38%, 02/25/24(a)	500	549,846

27

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interactive Media & Services (continued)
Alphabet, Inc. (continued):
2.00%, 08/15/26(a)	$2,500	$2,639,418
Baidu, Inc.:
4.13%, 06/30/25	1,000	1,067,500
4.88%, 11/14/28	500	561,785
Booking Holdings, Inc.:
2.75%, 03/15/23(a)	500	490,339
3.60%, 06/01/26	1,500	1,462,940
eBay, Inc.:
2.88%, 08/01/21	1,000	990,881
3.80%, 03/09/22	640	649,008
2.60%, 07/15/22(a)	50	50,105
3.60%, 06/05/27(a)	1,000	1,030,643

		9,518,196

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21	475	481,099
3.60%, 11/28/24	1,500	1,574,025
3.40%, 12/06/27(a)	1,000	1,067,970
4.50%, 11/28/34	250	297,187
4.00%, 12/06/37(a)	1,000	1,123,750
4.20%, 12/06/47(a)	1,300	1,579,094
Amazon.com, Inc.:
2.40%, 02/22/23(a)	1,500	1,560,116
2.80%, 08/22/24(a)	1,500	1,593,553
3.15%, 08/22/27(a)	2,750	3,008,359
4.80%, 12/05/34	600	781,109
3.88%, 08/22/37(a)	1,000	1,194,572
4.05%, 08/22/47	2,500	3,257,321
4.25%, 08/22/57(a)	1,000	1,362,349
Expedia Group, Inc.:
4.50%, 08/15/24(a)	250	229,506
3.80%, 02/15/28	750	648,294
3.25%, 02/15/30	325	272,056

		20,030,360

IT Services — 0.3%
Broadridge Financial Solutions, Inc.:
3.40%, 06/27/26(a)	270	268,706
2.90%, 12/01/29	500	472,947
DXC Technology Co., 4.75%, 04/15/27(a)	500	497,976
Fidelity National Information Services, Inc.:
3.50%, 04/15/23(a)	25	25,686
3.00%, 08/15/26(a)	750	756,104
Series 10Y, 4.25%, 05/15/28	1,000	1,104,371
Fiserv, Inc.:
2.75%, 07/01/24(a)	1,120	1,124,259
4.20%, 10/01/28	1,000	1,081,993
3.50%, 07/01/29(a)	1,645	1,711,114
4.40%, 07/01/49(a)	880	931,281

Security	Par (000)	Value

IT Services (continued)
Global Payments, Inc., 4.15%, 08/15/49	$355	$336,351
IBM Credit LLC, 3.00%, 02/06/23(a)	500	517,375
International Business Machines Corp.:
2.50%, 01/27/22(a)	600	614,679
2.85%, 05/13/22	2,250	2,307,455
2.88%, 11/09/22(a)	3,400	3,520,818
3.63%, 02/12/24	775	828,093
3.45%, 02/19/26	250	266,110
3.30%, 05/15/26	500	534,346
3.30%, 01/27/27(a)	1,000	1,068,597
3.50%, 05/15/29	4,000	4,339,402
5.88%, 11/29/32	250	347,088
4.00%, 06/20/42(a)	850	950,729
4.70%, 02/19/46	250	284,018
4.25%, 05/15/49	1,925	2,263,102
Verisk Analytics, Inc.:
4.13%, 03/15/29	500	527,277
4.00%, 06/15/25(a)	250	266,850
Western Union Co., 6.20%, 11/17/36(a)	525	505,100

		27,451,827

Leisure Products — 0.0%
Hasbro, Inc.:
2.60%, 11/19/22	305	300,972
3.00%, 11/19/24	500	473,748
3.55%, 11/19/26	300	286,194
3.50%, 09/15/27	250	230,199
3.90%, 11/19/29	300	267,702
6.35%, 03/15/40(a)	500	476,867
5.10%, 05/15/44	60	50,009

		2,085,691

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.:
3.88%, 07/15/23(a)	200	206,323
2.75%, 09/15/29	645	623,888
PerkinElmer, Inc., 3.30%, 09/15/29	1,000	938,147
Thermo Fisher Scientific, Inc.:
4.15%, 02/01/24(a)	250	268,082
3.65%, 12/15/25	500	518,132
3.20%, 08/15/27(a)	500	511,418
2.60%, 10/01/29	970	934,936
4.10%, 08/15/47	500	519,446

		4,520,372

Machinery — 0.2%
Caterpillar, Inc.:
3.90%, 05/27/21	50	51,182
3.40%, 05/15/24	500	524,774
2.60%, 09/19/29	70	69,153
5.20%, 05/27/41(a)	600	735,252
3.80%, 08/15/42(a)	1,450	1,588,069
3.25%, 09/19/49(a)	1,000	961,708

28

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
CNH Industrial NV, 4.50%, 08/15/23(a)	$3,000	$3,138,367
Cummins, Inc., 3.65%, 10/01/23	250	264,613
Deere & Co.:
3.90%, 06/09/42	550	604,104
2.88%, 09/07/49(a)	385	358,763
Flowserve Corp., 3.50%, 09/15/22	100	99,601
Fortive Corp.(a):
2.35%, 06/15/21	1,000	972,239
3.15%, 06/15/26	500	500,937
Illinois Tool Works, Inc.:
2.65%, 11/15/26(a)	3,000	2,966,136
4.88%, 09/15/41	50	56,978
3.90%, 09/01/42	75	80,686
Ingersoll-Rand Luxembourg Finance SA:
3.55%, 11/01/24	500	511,732
4.65%, 11/01/44	30	34,128
4.50%, 03/21/49	500	558,382
Otis Worldwide Corp.(b):
2.06%, 04/05/25	515	503,329
2.57%, 02/15/30	1,000	971,897
3.36%, 02/15/50	195	189,333
Parker-Hannifin Corp.:
3.25%, 06/14/29(a)	2,000	2,015,998
4.20%, 11/21/34	250	259,257
4.10%, 03/01/47(a)	500	511,300
4.00%, 06/14/49(a)	500	520,003
Stanley Black & Decker, Inc.:
2.90%, 11/01/22	150	150,036
4.25%, 11/15/28	1,000	1,065,979
4.85%, 11/15/48	250	266,220
Valmont Industries, Inc., 5.00%, 10/01/44	1,000	950,782
Westinghouse Air Brake Technologies Corp.:
4.40%, 03/15/24	500	496,744
4.95%, 09/15/28	500	459,444
Xylem, Inc., 4.38%, 11/01/46	500	533,675

		22,970,801

Media — 1.0%
Bell Canada, Inc.:
4.46%, 04/01/48	310	330,604
4.30%, 07/29/49	265	306,457
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 07/23/22	1,000	1,037,248
4.50%, 02/01/24	2,000	2,060,732
4.91%, 07/23/25	1,930	2,048,875
3.75%, 02/15/28	500	502,304
5.05%, 03/30/29	1,000	1,081,000
6.38%, 10/23/35(a)	250	296,733
5.38%, 04/01/38(a)	1,000	1,078,252

Security	Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued):
6.48%, 10/23/45	$1,500	$1,809,480
5.38%, 05/01/47(a)	500	539,653
5.75%, 04/01/48	1,000	1,133,883
5.13%, 07/01/49(a)	1,000	1,047,589
4.80%, 03/01/50	1,900	1,977,089
6.83%, 10/23/55	250	295,055
Cintas Corp. No. 2:
2.90%, 04/01/22	250	250,051
3.70%, 04/01/27	500	513,511
Comcast Corp.:
1.63%, 01/15/22(a)	1,000	1,015,848
2.75%, 03/01/23(a)	750	772,768
3.00%, 02/01/24	1,500	1,574,242
3.60%, 03/01/24	250	267,114
3.70%, 04/15/24	1,000	1,073,151
3.10%, 04/01/25	80	84,978
3.38%, 08/15/25(a)	500	530,902
3.95%, 10/15/25	1,250	1,359,174
3.15%, 03/01/26	750	785,960
2.35%, 01/15/27	850	844,048
3.30%, 02/01/27	1,000	1,057,332
3.15%, 02/15/28	250	261,330
3.55%, 05/01/28	1,000	1,080,708
4.15%, 10/15/28	1,720	1,931,239
2.65%, 02/01/30	945	972,203
3.40%, 04/01/30	730	791,247
4.25%, 10/15/30(a)	1,000	1,163,880
4.25%, 01/15/33	650	759,393
4.20%, 08/15/34	2,235	2,552,163
4.40%, 08/15/35(a)	250	299,906
3.20%, 07/15/36(a)	500	522,319
3.90%, 03/01/38(a)	500	561,479
4.60%, 10/15/38(a)	1,500	1,836,028
3.25%, 11/01/39	1,000	1,032,284
4.65%, 07/15/42(a)	1,150	1,453,321
4.75%, 03/01/44	250	317,486
4.60%, 08/15/45	500	636,456
3.40%, 07/15/46(a)	500	540,249
4.00%, 08/15/47	500	583,479
3.97%, 11/01/47	1,500	1,705,953
4.00%, 03/01/48	500	589,971
4.70%, 10/15/48(a)	2,500	3,238,751
4.00%, 11/01/49	1,255	1,480,304
3.45%, 02/01/50	1,800	1,972,088
4.05%, 11/01/52(a)	694	825,836
4.95%, 10/15/58	1,000	1,353,468
Discovery Communications LLC:
4.38%, 06/15/21	50	50,789
2.95%, 03/20/23(a)	1,000	1,005,798
3.25%, 04/01/23	50	49,852

29

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC (continued):
3.90%, 11/15/24	$250	$252,758
3.45%, 03/15/25(a)	1,000	968,148
4.90%, 03/11/26	330	343,321
3.95%, 03/20/28	620	607,801
5.00%, 09/20/37	500	485,644
4.95%, 05/15/42	50	47,609
4.88%, 04/01/43(a)	150	140,254
5.20%, 09/20/47	1,445	1,455,943
5.30%, 05/15/49	500	505,863
Fox Corp.(b):
4.03%, 01/25/24	1,000	1,038,812
4.71%, 01/25/29	1,000	1,095,919
5.48%, 01/25/39	1,000	1,158,833
5.58%, 01/25/49	500	597,990
Grupo Televisa SAB:
4.63%, 01/30/26(a)	2,000	2,049,375
6.63%, 01/15/40	250	294,375
5.00%, 05/13/45	200	197,625
6.13%, 01/31/46	250	283,359
5.25%, 05/24/49	500	515,000
Interpublic Group of Cos., Inc.:
3.75%, 10/01/21	1,000	1,009,643
4.20%, 04/15/24(a)	250	253,267
NBCUniversal Media LLC:
2.88%, 01/15/23(a)	250	257,242
5.95%, 04/01/41	250	343,038
4.45%, 01/15/43(a)	250	315,441
Omnicom Group, Inc., 2.45%, 04/30/30	700	635,575
Omnicom Group, Inc/Omnicom Capital, Inc.:
3.63%, 05/01/22(a)	125	127,200
3.65%, 11/01/24(a)	70	71,396
3.60%, 04/15/26	500	498,957
RELX Capital, Inc., 3.50%, 03/16/23(a)	300	312,360
TCI Communications, Inc., 7.88%, 02/15/26	250	321,188
TELUS Corp.:
4.60%, 11/16/48(a)	200	222,857
4.30%, 06/15/49	500	528,680
Thomson Reuters Corp.:
4.30%, 11/23/23	250	252,734
3.35%, 05/15/26	140	140,071
5.65%, 11/23/43	1,000	1,121,362
Time Warner Cable LLC:
4.00%, 09/01/21(a)	300	300,594
6.55%, 05/01/37(a)	650	729,204
6.75%, 06/15/39	2,050	2,321,403
5.88%, 11/15/40	250	263,181
5.50%, 09/01/41	250	261,145
4.50%, 09/15/42(a)	1,225	1,150,233

Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp.:
3.75%, 06/01/21	$50	$51,047
2.35%, 12/01/22	1,300	1,321,275
3.15%, 09/17/25	165	173,889
3.00%, 02/13/26	200	207,752
1.85%, 07/30/26	1,000	989,586
2.95%, 06/15/27(a)	750	769,710
4.13%, 06/01/44	500	591,242
3.00%, 07/30/46	75	75,558
Series E, 4.13%, 12/01/41	250	292,937
ViacomCBS, Inc.:
4.25%, 09/01/23(a)	1,250	1,274,715
3.70%, 08/15/24	1,000	976,270
3.50%, 01/15/25	500	465,849
4.00%, 01/15/26(a)	1,500	1,472,753
3.38%, 02/15/28(a)	500	465,143
3.70%, 06/01/28(a)	500	467,507
6.88%, 04/30/36	250	281,600
4.85%, 07/01/42	325	285,432
4.38%, 03/15/43(a)	1,070	948,253
5.85%, 09/01/43(a)	100	102,459
5.25%, 04/01/44(a)	250	268,255
4.90%, 08/15/44	1,000	935,139
Walt Disney Co.:
1.65%, 09/01/22(a)	230	231,209
3.00%, 09/15/22	150	153,865
1.75%, 08/30/24	500	500,995
3.70%, 09/15/24(a)	500	535,443
3.70%, 10/15/25	830	902,618
3.38%, 11/15/26	1,500	1,584,552
2.00%, 09/01/29	500	484,652
6.20%, 12/15/34	350	485,641
6.40%, 12/15/35	764	1,071,487
6.65%, 11/15/37	250	360,214
4.75%, 09/15/44	500	627,742
4.95%, 10/15/45	15	19,407
4.75%, 11/15/46(a)	1,500	1,916,577
2.75%, 09/01/49	1,000	983,568
4.70%, 03/23/50	500	653,379
WPP Finance 2010(a):
3.63%, 09/07/22	1,500	1,492,026
3.75%, 09/19/24	250	252,182

		103,389,341

Metal Fabricating — 0.0%
Timken Co., 4.50%, 12/15/28	500	559,159

Metals & Mining — 0.3%
ArcelorMittal SA:
3.60%, 07/16/24	1,000	911,478
6.13%, 06/01/25(a)	1,000	989,908
7.00%, 10/15/39	375	381,259
Barrick Gold Corp., 5.25%, 04/01/42	950	1,120,736

30

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
Barrick North America Finance LLC:
5.70%, 05/30/41	$250	$307,695
5.75%, 05/01/43	250	320,192
BHP Billiton Finance USA Ltd.:
2.88%, 02/24/22	1,250	1,201,555
5.00%, 09/30/43	1,850	2,389,937
Newmont Corp.:
3.63%, 06/09/21	250	250,875
3.70%, 03/15/23	66	66,312
2.80%, 10/01/29	80	74,374
4.88%, 03/15/42	1,300	1,524,130
Nucor Corp.:
3.95%, 05/01/28(a)	1,000	984,234
5.20%, 08/01/43	250	288,051
4.40%, 05/01/48	500	566,921
Precision Castparts Corp.:
2.50%, 01/15/23(a)	150	151,003
4.20%, 06/15/35	250	284,964
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	25	24,751
Rio Tinto Finance USA Ltd.:
3.75%, 06/15/25	3,500	3,676,220
5.20%, 11/02/40	350	454,220
Rio Tinto Finance USA PLC:
4.75%, 03/22/42	100	119,326
4.13%, 08/21/42	500	588,664
Southern Copper Corp.:
3.50%, 11/08/22	1,000	976,563
3.88%, 04/23/25	750	733,828
6.75%, 04/16/40(a)	1,350	1,485,000
5.88%, 04/23/45(a)	615	649,692
Steel Dynamics, Inc.:
2.80%, 12/15/24	30	27,934
5.00%, 12/15/26	1,100	1,091,005
3.45%, 04/15/30	90	81,446
Teck Resources Ltd., 5.40%, 02/01/43	2,000	1,584,478
Vale Overseas Ltd.:
6.25%, 08/10/26	2,000	2,140,040
6.88%, 11/10/39	1,250	1,372,656

		26,819,447

Multi-Utilities — 0.1%
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	250	300,432
CenterPoint Energy, Inc.:
2.50%, 09/01/24	425	413,209
4.25%, 11/01/28(a)	2,000	2,049,397
2.95%, 03/01/30	1,000	946,101
3.70%, 09/01/49(a)	250	240,043
Dominion Energy Gas Holdings LLC:
3.60%, 12/15/24	250	256,799
Series A, 2.50%, 11/15/24(a)	495	478,648
Series B, 3.00%, 11/15/29	1,000	917,378

Security	Par (000)	Value

Multi-Utilities (continued)
Dominion Energy Gas Holdings LLC (continued):
Series C, 3.90%, 11/15/49	$300	$259,100
ONE Gas, Inc., 4.66%, 02/01/44	250	296,374
San Diego Gas & Electric Co.:
3.60%, 09/01/23	250	263,381
4.30%, 04/01/42	100	106,020
4.15%, 05/15/48	1,000	1,075,580
Washington Gas Light Co., 3.65%, 09/15/49	500	446,630

		8,049,092

Multiline Retail — 0.1%
Kohl’s Corp., 5.55%, 07/17/45	100	67,699
Nordstrom, Inc.:
4.00%, 10/15/21	100	96,765
4.38%, 04/01/30	200	159,902
5.00%, 01/15/44	500	349,595
O’Reilly Automotive, Inc.:
4.35%, 06/01/28(a)	1,000	1,028,787
3.90%, 06/01/29	1,000	996,424
Target Corp.(a):
2.90%, 01/15/22	150	151,485
3.50%, 07/01/24	1,000	1,066,180
2.50%, 04/15/26	250	253,522
3.38%, 04/15/29	1,000	1,080,747
4.00%, 07/01/42	350	397,111
3.63%, 04/15/46	850	947,083
3.90%, 11/15/47	500	587,846

		7,183,146

Office Supplies & Equipment — 0.0%
VMware, Inc., 2.95%, 08/21/22(a)	2,000	1,989,579

Oil, Gas & Consumable Fuels — 2.0%
Apache Corp.:
3.25%, 04/15/22	756	567,605
4.38%, 10/15/28	1,000	534,202
4.25%, 01/15/30(a)	750	388,427
5.10%, 09/01/40	250	110,430
5.25%, 02/01/42	250	113,556
4.75%, 04/15/43	250	110,626
4.25%, 01/15/44	600	259,799
5.35%, 07/01/49	500	251,577
Boardwalk Pipelines LP:
3.38%, 02/01/23	200	171,811
4.80%, 05/03/29(a)	500	376,742
BP Capital Markets America, Inc.:
4.74%, 03/11/21	550	557,938
2.11%, 09/16/21	500	492,770
3.25%, 05/06/22	100	101,070
2.52%, 09/19/22	1,000	986,763
2.75%, 05/10/23	350	349,842
3.22%, 11/28/23	1,000	1,023,530

31

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. (continued):
3.41%, 02/11/26	$2,000	$1,998,361
3.12%, 05/04/26(a)	350	352,346
3.02%, 01/16/27	500	505,554
3.94%, 09/21/28	500	534,068
4.23%, 11/06/28	1,000	1,077,894
BP Capital Markets PLC:
3.56%, 11/01/21	3,000	3,024,724
3.06%, 03/17/22(a)	210	211,228
3.99%, 09/26/23	250	260,894
3.28%, 09/19/27	500	502,824
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	1,100	1,026,852
2.95%, 01/15/23	1,000	867,339
3.80%, 04/15/24	1,250	1,057,366
3.90%, 02/01/25	250	207,065
3.85%, 06/01/27	250	197,700
6.25%, 03/15/38	300	233,514
4.95%, 06/01/47	1,500	1,076,124
Cenovus Energy, Inc.:
4.25%, 04/15/27	213	104,303
5.40%, 06/15/47	327	148,522
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24	1,000	877,566
5.13%, 06/30/27	1,500	1,332,163
3.70%, 11/15/29(b)	500	373,525
Chevron Corp.:
2.10%, 05/16/21	3,000	3,000,990
2.41%, 03/03/22	145	146,115
2.36%, 12/05/22	1,000	1,013,697
3.19%, 06/24/23	500	522,677
3.33%, 11/17/25	500	524,873
2.95%, 05/16/26	1,250	1,295,681
Cimarex Energy Co., 4.38%, 03/15/29	1,000	669,572
CNOOC Finance 2013 Ltd.:
3.00%, 05/09/23	1,300	1,326,406
4.25%, 05/09/43	500	566,094
CNOOC Finance 2015 USA LLC:
3.50%, 05/05/25	500	525,312
4.38%, 05/02/28(a)	2,000	2,278,125
CNOOC Nexen Finance 2014 ULC:
4.25%, 04/30/24	1,750	1,879,609
4.88%, 04/30/44	500	625,625
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	250	246,299
Concho Resources, Inc.:
3.75%, 10/01/27	1,000	848,100
4.88%, 10/01/47(a)	500	385,086
ConocoPhillips, 6.50%, 02/01/39	1,400	1,749,030
ConocoPhillips Co.:
4.95%, 03/15/26(a)	1,000	1,067,708
4.30%, 11/15/44	500	467,926

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co. (continued):
5.95%, 03/15/46	$750	$892,901
ConocoPhillips Holding Co., 6.95%, 04/15/29	850	1,046,186
Devon Energy Corp.:
5.85%, 12/15/25	250	197,577
5.60%, 07/15/41	500	307,653
4.75%, 05/15/42	350	209,645
5.00%, 06/15/45	500	319,595
Diamondback Energy, Inc., 3.50%, 12/01/29	1,000	679,923
Ecopetrol SA:
5.88%, 09/18/23	350	344,400
5.38%, 06/26/26	500	483,734
5.88%, 05/28/45	2,250	2,025,000
Enable Midstream Partners LP:
4.95%, 05/15/28	1,000	602,977
5.00%, 05/15/44	500	212,485
Enbridge Energy Partners LP:
4.20%, 09/15/21	100	98,566
5.88%, 10/15/25	1,500	1,478,230
7.38%, 10/15/45	800	879,651
Enbridge, Inc.:
3.50%, 06/10/24	65	63,933
2.50%, 01/15/25	250	226,386
4.25%, 12/01/26	1,000	989,977
3.70%, 07/15/27	1,000	949,159
3.13%, 11/15/29	250	227,379
4.50%, 06/10/44	250	230,903
4.00%, 11/15/49	250	222,653
Encana Corp.:
3.90%, 11/15/21	1,250	857,310
7.20%, 11/01/31	1,000	438,968
7.38%, 11/01/31(a)	250	112,516
6.50%, 02/01/38	250	108,560
Energy Transfer Operating LP:
5.20%, 02/01/22	250	235,269
3.60%, 02/01/23	150	133,360
4.25%, 03/15/23	1,000	905,500
4.90%, 02/01/24	250	223,721
2.90%, 05/15/25	120	100,342
4.75%, 01/15/26	1,000	911,566
4.20%, 04/15/27	1,000	805,929
3.75%, 05/15/30	400	308,237
4.90%, 03/15/35	250	195,053
5.15%, 02/01/43	500	376,219
5.95%, 10/01/43	150	129,713
5.15%, 03/15/45	2,000	1,546,390
6.13%, 12/15/45	250	223,205
5.30%, 04/15/47	250	189,967
6.25%, 04/15/49	1,500	1,285,452
5.00%, 05/15/50	1,070	832,936
Series 30Y, 6.00%, 06/15/48	1,000	838,810

32

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP/Regency Energy Finance Corp.:
5.88%, 03/01/22	$500	$469,686
5.00%, 10/01/22	1,000	910,632
Enterprise Products Operating LLC:
3.90%, 02/15/24	125	127,772
3.75%, 02/15/25	790	785,594
3.70%, 02/15/26	960	958,338
3.95%, 02/15/27	2,000	1,892,058
3.13%, 07/31/29	1,155	1,062,396
2.80%, 01/31/30	860	772,877
5.95%, 02/01/41	150	162,237
4.45%, 02/15/43	325	306,995
4.85%, 03/15/44	200	207,354
5.10%, 02/15/45	250	245,824
4.90%, 05/15/46(a)	1,100	1,053,040
4.25%, 02/15/48	1,000	928,234
4.80%, 02/01/49	1,000	999,877
4.20%, 01/31/50	620	591,518
3.70%, 01/31/51	300	264,560
3.95%, 01/31/60	545	457,971
(3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(c)	1,000	700,000
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(c)	750	513,750
EOG Resources, Inc.:
3.15%, 04/01/25	80	78,274
5.10%, 01/15/36	250	234,791
Equinor ASA:
2.75%, 11/10/21	500	504,919
2.65%, 01/15/24	1,500	1,528,468
3.70%, 03/01/24	250	259,722
3.25%, 11/10/24	500	488,577
5.10%, 08/17/40	1,100	1,307,873
4.25%, 11/23/41	300	337,356
3.25%, 11/18/49	750	737,421
Exxon Mobil Corp.:
2.22%, 03/01/21	750	754,877
2.40%, 03/06/22	2,000	2,019,862
1.90%, 08/16/22	270	270,922
2.73%, 03/01/23(a)	1,000	1,030,856
3.18%, 03/15/24	250	261,744
2.02%, 08/16/24	500	497,592
2.71%, 03/06/25	1,250	1,293,493
3.04%, 03/01/26	620	655,449
2.28%, 08/16/26	500	508,942
2.44%, 08/16/29	500	516,373
3.00%, 08/16/39	500	500,106
4.11%, 03/01/46	1,000	1,182,163
3.10%, 08/16/49(a)	1,500	1,518,972
Hess Corp.:
4.30%, 04/01/27	1,500	1,086,317
5.60%, 02/15/41	550	375,600

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp. (continued):
5.80%, 04/01/47	$1,000	$665,631
Husky Energy, Inc.:
3.95%, 04/15/22	150	135,850
4.00%, 04/15/24	500	419,366
6.80%, 09/15/37	500	411,101
Kinder Morgan Energy Partners LP:
3.50%, 03/01/21	750	740,322
5.80%, 03/01/21	250	251,699
5.00%, 10/01/21	200	195,772
3.95%, 09/01/22	225	222,998
3.45%, 02/15/23	500	491,905
4.15%, 02/01/24	1,000	1,003,055
4.30%, 05/01/24	500	502,150
4.25%, 09/01/24	155	151,489
5.80%, 03/15/35	1,000	1,062,515
6.50%, 02/01/37	100	103,009
6.95%, 01/15/38	1,250	1,300,122
5.00%, 08/15/42	75	69,873
5.00%, 03/01/43	250	236,999
5.50%, 03/01/44	750	744,831
5.40%, 09/01/44	250	245,001
Kinder Morgan, Inc.:
3.15%, 01/15/23	1,500	1,463,294
4.30%, 06/01/25	410	418,385
4.30%, 03/01/28(a)	500	490,287
5.30%, 12/01/34	250	240,656
5.55%, 06/01/45	1,250	1,274,037
5.05%, 02/15/46	750	728,327
5.20%, 03/01/48(a)	1,250	1,238,429
Magellan Midstream Partners LP:
3.20%, 03/15/25	500	454,036
4.25%, 09/15/46	250	208,026
4.85%, 02/01/49	750	704,221
3.95%, 03/01/50	175	149,035
Marathon Oil Corp.:
2.80%, 11/01/22	400	306,249
3.85%, 06/01/25	250	180,122
4.40%, 07/15/27	1,000	667,109
6.60%, 10/01/37(a)	250	170,905
5.20%, 06/01/45	250	158,294
Marathon Petroleum Corp.:
5.13%, 03/01/21	150	145,434
3.63%, 09/15/24	115	101,957
3.80%, 04/01/28	1,000	879,612
4.75%, 09/15/44	250	190,072
5.85%, 12/15/45	250	207,260
4.50%, 04/01/48	1,000	720,901
MPLX LP:
3.50%, 12/01/22(b)	1,000	957,426
3.38%, 03/15/23	2,000	1,806,592
4.50%, 07/15/23	250	215,160
4.88%, 12/01/24	250	204,126

33

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued):
4.88%, 06/01/25	$250	$205,843
4.13%, 03/01/27	1,000	852,095
4.00%, 03/15/28	1,000	867,260
4.50%, 04/15/38	750	585,633
5.20%, 12/01/47(b)	500	418,402
4.70%, 04/15/48	1,750	1,354,526
5.50%, 02/15/49	700	590,340
Nexen, Inc.:
7.88%, 03/15/32	900	1,380,063
6.40%, 05/15/37	400	558,000
Noble Energy, Inc.:
3.85%, 01/15/28	1,500	1,060,993
5.25%, 11/15/43	500	293,736
4.95%, 08/15/47	500	291,197
4.20%, 10/15/49	500	274,904
Occidental Petroleum Corp.:
6.95%, 07/01/24	1,000	562,274
3.50%, 06/15/25	250	127,916
5.55%, 03/15/26	513	271,329
3.00%, 02/15/27	1,974	915,008
3.50%, 08/15/29	150	70,880
4.30%, 08/15/39	11	4,610
6.20%, 03/15/40	505	227,979
4.50%, 07/15/44	155	66,699
ONEOK Partners LP:
3.38%, 10/01/22	500	457,726
4.90%, 03/15/25	250	218,561
6.13%, 02/01/41(a)	300	269,852
ONEOK, Inc.:
2.75%, 09/01/24	430	348,024
4.55%, 07/15/28	500	426,648
3.40%, 09/01/29	1,000	746,475
4.95%, 07/13/47	1,000	787,096
4.45%, 09/01/49	1,000	775,969
Petroleos Mexicanos:
4.63%, 09/21/23(a)	1,050	848,085
4.88%, 01/18/24	250	200,000
4.50%, 01/23/26	2,000	1,451,900
6.88%, 08/04/26	500	378,750
6.50%, 03/13/27	1,750	1,286,524
5.35%, 02/12/28	1,250	868,750
6.50%, 01/23/29	2,000	1,438,950
6.84%, 01/23/30(b)	3,000	2,170,560
5.95%, 01/28/31(b)	3,039	2,096,910
6.63%, 06/15/35	250	167,253
6.50%, 06/02/41	550	352,177
5.50%, 06/27/44	862	531,746
6.38%, 01/23/45	750	472,852
5.63%, 01/23/46	850	518,500
6.75%, 09/21/47	2,473	1,599,042
6.35%, 02/12/48	2,000	1,250,000
7.69%, 01/23/50(b)	3,300	2,244,000

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued):
6.95%, 01/28/60(b)	$1,000	$675,000
Phillips 66:
4.30%, 04/01/22	1,000	1,003,839
4.65%, 11/15/34	1,355	1,260,263
5.88%, 05/01/42	100	99,252
4.88%, 11/15/44	1,250	1,268,370
Phillips 66 Partners LP:
2.45%, 12/15/24	255	224,305
3.15%, 12/15/29	370	302,881
4.90%, 10/01/46	500	420,887
Pioneer Natural Resources Co., 3.95%, 07/15/22	150	144,498
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 06/01/22	500	456,989
2.85%, 01/31/23(a)	250	214,937
3.60%, 11/01/24	750	619,683
4.50%, 12/15/26	500	387,860
5.15%, 06/01/42	50	33,063
4.70%, 06/15/44	750	493,207
4.90%, 02/15/45	1,000	674,385
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23	1,000	899,118
Sabine Pass Liquefaction LLC:
5.63%, 03/01/25	1,000	917,892
5.00%, 03/15/27	1,000	849,694
4.20%, 03/15/28	750	643,530
Shell International Finance BV:
1.88%, 05/10/21	250	248,897
1.75%, 09/12/21	1,000	995,252
2.25%, 01/06/23	1,000	996,483
3.40%, 08/12/23	2,000	2,085,376
2.00%, 11/07/24	1,000	993,071
3.25%, 05/11/25	1,250	1,309,728
2.88%, 05/10/26	500	515,171
2.50%, 09/12/26	1,000	1,022,714
2.38%, 11/07/29	1,000	986,108
4.13%, 05/11/35	500	580,005
6.38%, 12/15/38	300	414,156
5.50%, 03/25/40(a)	300	389,178
4.55%, 08/12/43	700	811,958
4.38%, 05/11/45	2,500	2,887,809
4.00%, 05/10/46	1,250	1,388,019
3.75%, 09/12/46	900	962,442
3.13%, 11/07/49	940	924,412
Spectra Energy Partners LP:
4.75%, 03/15/24	250	240,191
3.50%, 03/15/25	250	233,141
3.38%, 10/15/26	1,000	920,789
Suncor Energy, Inc.:
3.60%, 12/01/24	1,165	1,120,153

34

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc. (continued):
6.50%, 06/15/38	$500	$512,685
6.85%, 06/01/39	250	278,728
4.00%, 11/15/47	1,500	1,366,109
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24	400	352,868
4.00%, 10/01/27(a)	1,750	1,380,011
4.95%, 01/15/43	250	196,124
5.30%, 04/01/44	100	78,637
5.35%, 05/15/45	250	196,058
5.40%, 10/01/47	500	398,256
TC PipeLines LP:
4.38%, 03/13/25	250	251,164
3.90%, 05/25/27	105	99,120
Total Capital Canada Ltd., 2.75%, 07/15/23	1,150	1,165,516
Total Capital International SA:
2.75%, 06/19/21	250	252,067
2.70%, 01/25/23	500	505,693
3.75%, 04/10/24	1,000	1,048,584
3.46%, 02/19/29	3,000	3,172,727
3.46%, 07/12/49	500	509,686
Total Capital SA, 4.25%, 12/15/21	250	257,758
TransCanada PipeLines Ltd.:
2.50%, 08/01/22	1,000	975,417
3.75%, 10/16/23	500	515,760
4.88%, 01/15/26	850	928,974
4.25%, 05/15/28	750	757,354
4.63%, 03/01/34	1,250	1,200,116
5.60%, 03/31/34	500	533,736
6.20%, 10/15/37	200	232,398
4.75%, 05/15/38	250	248,136
7.25%, 08/15/38	250	294,170
7.63%, 01/15/39	250	323,418
5.00%, 10/16/43	150	153,679
4.88%, 05/15/48(a)	750	777,858
5.10%, 03/15/49	500	560,832
Transcanada Trust, (3 mo. LIBOR US + 4.15%), 5.50%, 09/15/79(c)	250	191,250
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26	250	284,634
4.00%, 03/15/28	750	673,266
4.45%, 08/01/42	250	239,825
Valero Energy Corp.:
3.65%, 03/15/25	1,500	1,455,202
3.40%, 09/15/26	750	672,825
4.00%, 04/01/29	1,000	947,466
6.63%, 06/15/37	300	314,539
4.90%, 03/15/45	500	517,332
Western Midstream Operating LP:
4.00%, 07/01/22	20	12,897

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP (continued):
3.10%, 02/01/25	$55	$28,036
3.95%, 06/01/25	228	115,333
4.65%, 07/01/26	58	29,541
5.30%, 03/01/48	157	62,756
Williams Cos., Inc.:
4.00%, 11/15/21	250	237,205
3.60%, 03/15/22	750	727,096
3.70%, 01/15/23	3,000	2,773,680
4.30%, 03/04/24	250	233,931
3.90%, 01/15/25	250	230,193
4.00%, 09/15/25	250	219,495
3.75%, 06/15/27	750	687,026
6.30%, 04/15/40	250	249,005
5.75%, 06/24/44	1,000	1,042,417
4.90%, 01/15/45	500	437,420
5.10%, 09/15/45(a)	900	843,565
4.85%, 03/01/48	500	466,162

		217,264,982

Paper & Forest Products — 0.1%
Fibria Overseas Finance, Ltd., 5.50%, 01/17/27(a)	1,000	960,000
Georgia-Pacific LLC, 8.88%, 05/15/31	525	802,202
International Paper Co.:
3.65%, 06/15/24(a)	500	504,069
5.00%, 09/15/35	250	286,273
7.30%, 11/15/39	250	319,316
4.80%, 06/15/44	250	247,745
5.15%, 05/15/46	1,000	1,035,088
4.40%, 08/15/47	500	499,986
4.35%, 08/15/48(a)	750	725,255
WestRock MWV LLC, 8.20%, 01/15/30	100	141,841

		5,521,775

Personal Products — 0.1%
Colgate-Palmolive Co.:
3.25%, 03/15/24(a)	250	260,245
3.70%, 08/01/47	750	857,333
Estee Lauder Cos., Inc.:
2.00%, 12/01/24(a)	325	323,679
3.15%, 03/15/27(a)	1,000	1,024,001
2.38%, 12/01/29	130	125,964
4.15%, 03/15/47	250	269,168
3.13%, 12/01/49(a)	685	664,250
Procter & Gamble Co.:
2.30%, 02/06/22	250	255,716
2.15%, 08/11/22(a)	1,000	1,020,697
3.10%, 08/15/23(a)	500	529,107
2.85%, 08/11/27(a)	500	546,272
3.50%, 10/25/47	1,000	1,078,328

35

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Personal Products (continued)
Unilever Capital Corp.:
1.38%, 07/28/21	$3,000	$3,003,406
3.13%, 03/22/23(a)	2,000	2,109,717
3.10%, 07/30/25	250	265,735
2.00%, 07/28/26(a)	750	748,041
2.13%, 09/06/29	1,000	1,019,650

		14,101,309

Pharmaceuticals — 1.6%
Abbott Laboratories:
2.55%, 03/15/22(a)	1,000	1,008,852
3.88%, 09/15/25(a)	45	48,634
3.75%, 11/30/26(a)	417	465,373
4.75%, 11/30/36(a)	2,250	2,867,030
5.30%, 05/27/40	500	657,972
4.75%, 04/15/43(a)	250	319,729
4.90%, 11/30/46(a)	1,500	2,047,053
AbbVie, Inc.:
2.30%, 05/14/21	750	752,394
2.15%, 11/19/21(a)(b)	700	699,056
2.90%, 11/06/22	1,250	1,263,624
2.30%, 11/21/22(b)	1,400	1,401,097
2.85%, 05/14/23(a)	1,500	1,522,219
3.75%, 11/14/23(a)	3,000	3,108,331
2.60%, 11/21/24(a)(b)	1,850	1,867,871
3.60%, 05/14/25(a)	1,500	1,574,113
3.20%, 05/14/26	1,435	1,426,565
2.95%, 11/21/26(b)	2,000	2,009,174
3.20%, 11/21/29(b)	1,850	1,857,599
4.50%, 05/14/35(a)	450	510,428
4.30%, 05/14/36	200	215,866
4.05%, 11/21/39(a)(b)	1,895	1,949,214
4.40%, 11/06/42	1,400	1,553,878
4.70%, 05/14/45(a)	1,250	1,403,988
4.45%, 05/14/46(a)	1,250	1,326,662
4.88%, 11/14/48	1,000	1,160,125
4.25%, 11/21/49(a)(b)	3,195	3,394,180
Allergan Finance LLC, 3.25%, 10/01/22	3,150	3,158,447
Allergan Funding SCS:
3.45%, 03/15/22	1,155	1,199,280
3.80%, 03/15/25	750	767,883
4.55%, 03/15/35(a)	630	692,914
4.85%, 06/15/44(a)	1,250	1,549,344
4.75%, 03/15/45	668	719,991
AmerisourceBergen Corp.:
3.45%, 12/15/27	750	752,688
4.25%, 03/01/45	250	254,029
4.30%, 12/15/47(a)	500	519,348
AstraZeneca PLC:
2.38%, 06/12/22	500	503,825
3.38%, 11/16/25	1,700	1,769,423
3.13%, 06/12/27	500	500,344
4.00%, 01/17/29(a)	1,500	1,702,031

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC (continued):
6.45%, 09/15/37	$100	$141,814
4.38%, 11/16/45	950	1,175,387
4.38%, 08/17/48(a)	900	1,107,593
Bristol-Myers Squibb Co.:
2.60%, 05/16/22(b)	2,000	2,043,302
2.00%, 08/01/22(a)	250	251,974
3.25%, 08/15/22(b)	150	155,745
3.55%, 08/15/22(b)	750	790,592
4.00%, 08/15/23(b)	750	785,669
3.88%, 08/15/25(b)	500	572,725
3.20%, 06/15/26(b)	4,000	4,246,372
3.45%, 11/15/27(a)(b)	1,000	1,064,087
3.90%, 02/20/28(b)	1,000	1,111,393
3.40%, 07/26/29(a)(b)	1,500	1,655,509
5.25%, 08/15/43(a)(b)	145	196,952
4.50%, 03/01/44(a)	250	297,104
5.00%, 08/15/45(b)	1,750	2,340,207
4.35%, 11/15/47(b)	500	629,636
4.55%, 02/20/48(b)	1,000	1,266,501
4.25%, 10/26/49(a)(b)	2,500	3,131,390
Cardinal Health, Inc.:
2.62%, 06/15/22	1,000	1,005,336
3.50%, 11/15/24	250	254,886
3.41%, 06/15/27(a)	1,000	1,014,729
4.60%, 03/15/43(a)	50	49,438
4.90%, 09/15/45	250	255,536
4.37%, 06/15/47	500	504,669
CVS Health Corp.:
2.13%, 06/01/21(a)	250	250,267
3.50%, 07/20/22	500	512,939
3.70%, 03/09/23(a)	4,000	4,154,672
4.00%, 12/05/23	500	527,003
2.63%, 08/15/24	1,225	1,242,359
4.10%, 03/25/25(a)	1,500	1,586,749
3.88%, 07/20/25	943	990,626
2.88%, 06/01/26(a)	750	758,105
3.63%, 04/01/27	175	178,021
4.30%, 03/25/28(a)	3,500	3,743,752
3.75%, 04/01/30	345	355,231
4.88%, 07/20/35	1,000	1,141,135
4.78%, 03/25/38(a)	2,500	2,764,352
5.13%, 07/20/45(a)	1,750	2,013,570
5.05%, 03/25/48	4,750	5,427,008
4.25%, 04/01/50	285	295,834
Eli Lilly & Co.:
2.75%, 06/01/25(a)	45	46,498
3.10%, 05/15/27(a)	750	770,985
3.38%, 03/15/29	1,000	1,078,019
3.95%, 05/15/47	500	590,384
3.95%, 03/15/49(a)	750	944,969
4.15%, 03/15/59(a)	500	590,068

36

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC:
2.85%, 05/08/22	$2,650	$2,720,563
2.88%, 06/01/22(a)	500	511,509
3.38%, 06/01/29	1,000	1,079,183
GlaxoSmithKline Capital, Inc.:
2.80%, 03/18/23(a)	1,500	1,551,005
3.38%, 05/15/23	1,000	1,043,772
3.88%, 05/15/28	1,000	1,123,256
5.38%, 04/15/34	250	312,243
6.38%, 05/15/38	1,100	1,627,140
Johnson & Johnson:
1.65%, 03/01/21(a)	500	501,895
2.45%, 12/05/21	450	460,679
2.25%, 03/03/22	750	777,030
2.05%, 03/01/23(a)	750	766,832
2.45%, 03/01/26(a)	370	395,135
4.38%, 12/05/33	250	321,161
3.55%, 03/01/36(a)	750	847,514
3.63%, 03/03/37	500	562,736
4.50%, 09/01/40	100	125,244
4.50%, 12/05/43(a)	750	1,001,788
3.70%, 03/01/46	500	602,633
3.75%, 03/03/47	1,750	2,139,245
3.50%, 01/15/48(a)	1,250	1,517,738
Mead Johnson Nutrition Co., 4.60%, 06/01/44	250	296,634
Merck & Co., Inc.:
2.35%, 02/10/22(a)	1,500	1,520,609
2.75%, 02/10/25	3,570	3,716,179
3.90%, 03/07/39(a)	500	585,899
4.15%, 05/18/43(a)	750	911,319
3.70%, 02/10/45	1,900	2,247,122
4.00%, 03/07/49(a)	1,000	1,260,450
Mylan NV:
3.15%, 06/15/21	1,000	986,380
3.95%, 06/15/26(a)	250	246,710
5.25%, 06/15/46	500	477,141
Mylan, Inc.:
4.20%, 11/29/23(a)	250	237,150
4.55%, 04/15/28	800	782,488
5.40%, 11/29/43	250	249,255
5.20%, 04/15/48	550	493,139
Novartis Capital Corp.:
2.40%, 05/17/22	500	512,380
3.40%, 05/06/24	650	696,151
3.00%, 11/20/25(a)	1,100	1,166,177
3.10%, 05/17/27(a)	2,500	2,696,452
4.40%, 05/06/44(a)	1,250	1,643,315
4.00%, 11/20/45(a)	250	317,315
Perrigo Finance Unlimited Co.:
3.90%, 12/15/24	250	245,439
4.38%, 03/15/26(a)	250	258,248

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer, Inc.:
1.95%, 06/03/21	$500	$503,617
2.20%, 12/15/21	3,000	3,008,868
5.80%, 08/12/23	500	561,033
3.40%, 05/15/24	1,000	1,043,625
2.75%, 06/03/26(a)	115	120,529
3.00%, 12/15/26	750	804,909
3.45%, 03/15/29(a)	1,000	1,100,334
4.00%, 12/15/36	500	571,349
3.90%, 03/15/39(a)	500	564,990
7.20%, 03/15/39(a)	2,250	3,604,781
4.30%, 06/15/43	500	577,828
4.40%, 05/15/44(a)	500	611,577
4.13%, 12/15/46(a)	500	616,610
4.20%, 09/15/48(a)	500	618,865
4.00%, 03/15/49	1,000	1,221,779
Sanofi, 3.63%, 06/19/28(a)	2,000	2,216,460
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23	500	503,633
3.20%, 09/23/26	900	910,424
Takeda Pharmaceutical Co. Ltd.:
4.00%, 11/26/21	3,000	3,039,032
4.40%, 11/26/23	1,000	1,052,576
5.00%, 11/26/28	1,000	1,139,970
Wyeth LLC:
6.50%, 02/01/34	500	722,108
5.95%, 04/01/37(a)	250	354,282
Zoetis, Inc.:
3.25%, 02/01/23	1,000	1,019,646
3.90%, 08/20/28(a)	1,000	1,039,227
4.70%, 02/01/43	400	449,746
3.95%, 09/12/47	500	494,207
4.45%, 08/20/48	250	277,764

		176,795,688

Professional Services — 0.0%
IHS Markit Ltd., 4.75%, 08/01/28	300	313,968

Real Estate — 0.1%
CBRE Services, Inc.:
5.25%, 03/15/25(a)	250	269,154
4.88%, 03/01/26	250	260,453
Equifax, Inc.:
2.60%, 12/01/24	1,000	945,172
3.25%, 06/01/26	250	226,028
Equinix, Inc.:
2.63%, 11/18/24(a)	335	319,510
5.88%, 01/15/26(a)	600	612,222
2.90%, 11/18/26	135	123,635
5.38%, 05/15/27(a)	1,100	1,087,790
3.20%, 11/18/29	455	423,105
Highwoods Realty LP:
4.13%, 03/15/28	250	268,569

37

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Highwoods Realty LP (continued):
3.05%, 02/15/30(a)	$500	$451,529
Prologis LP:
3.75%, 11/01/25(a)	45	47,750
2.13%, 04/15/27	30	28,525
2.25%, 04/15/30	240	219,305
4.38%, 09/15/48	100	104,204
3.00%, 04/15/50	95	82,209
Vornado Realty LP, 3.50%, 01/15/25	250	240,931

		5,710,091

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.45%, 09/15/21	2,000	2,032,209
3.75%, 04/01/24	50	52,826
3.65%, 09/01/25	750	795,426
7.00%, 12/15/25	250	311,974
3.25%, 06/15/27	1,750	1,809,340
5.40%, 06/01/41	50	62,981
4.40%, 03/15/42	150	170,300
4.38%, 09/01/42	250	281,090
4.45%, 03/15/43	200	230,294
5.15%, 09/01/43	250	316,804
4.90%, 04/01/44	500	621,633
4.55%, 09/01/44	250	298,517
4.15%, 04/01/45	500	571,553
3.90%, 08/01/46	2,000	2,201,629
4.13%, 06/15/47	250	288,248
4.05%, 06/15/48(a)	1,000	1,163,648
4.15%, 12/15/48(a)	500	571,947
3.55%, 02/15/50(a)	125	136,549
Canadian National Railway Co.:
2.85%, 12/15/21	1,000	981,578
2.95%, 11/21/24	305	293,467
2.75%, 03/01/26(a)	560	596,698
3.50%, 11/15/42	100	105,851
3.65%, 02/03/48	1,500	1,688,245
Canadian Pacific Railway Co.:
4.45%, 03/15/23	500	520,668
2.90%, 02/01/25	1,000	958,054
7.13%, 10/15/31(a)	250	327,775
4.80%, 09/15/35(a)	250	295,528
5.75%, 01/15/42	25	31,158
4.80%, 08/01/45	1,110	1,298,257
CSX Corp.:
3.35%, 11/01/25(a)	250	263,023
3.80%, 03/01/28	2,500	2,706,392
2.40%, 02/15/30(a)	500	491,951
4.75%, 05/30/42	100	112,215
4.30%, 03/01/48	750	821,951
4.50%, 03/15/49	1,000	1,150,025
3.35%, 09/15/49(a)	215	203,292
3.80%, 04/15/50	50	52,246

Security	Par (000)	Value

Road & Rail (continued)
CSX Corp. (continued):
3.95%, 05/01/50	$450	$469,080
4.50%, 08/01/54	250	282,464
4.25%, 11/01/66	750	746,414
4.65%, 03/01/68	500	544,627
Kansas City Southern:
3.13%, 06/01/26	250	247,073
2.88%, 11/15/29	120	115,113
4.70%, 05/01/48	500	548,338
4.20%, 11/15/69(a)	105	96,251
Norfolk Southern Corp.:
3.00%, 04/01/22	1,750	1,755,601
3.85%, 01/15/24	1,000	1,040,888
3.15%, 06/01/27	880	873,554
2.55%, 11/01/29	165	159,595
3.95%, 10/01/42	100	101,830
4.45%, 06/15/45	250	276,991
3.94%, 11/01/47	225	234,566
4.15%, 02/28/48	250	263,788
4.10%, 05/15/49	1,000	1,067,767
3.40%, 11/01/49	335	325,079
4.05%, 08/15/52(a)	1,000	1,073,564
Ryder System, Inc.:
3.40%, 03/01/23(a)	500	504,525
2.50%, 09/01/24	285	271,296
2.90%, 12/01/26	1,160	1,131,988
Union Pacific Corp.:
4.16%, 07/15/22	100	102,828
3.65%, 02/15/24	1,000	1,041,686
3.25%, 08/15/25(a)	250	258,034
2.75%, 03/01/26	1,000	1,006,591
2.15%, 02/05/27	160	156,250
3.95%, 09/10/28	1,000	1,072,542
2.40%, 02/05/30	365	354,554
3.60%, 09/15/37	1,250	1,290,907
4.38%, 09/10/38	2,750	3,049,424
4.30%, 06/15/42	50	54,929
4.05%, 11/15/45	250	264,998
4.05%, 03/01/46	140	147,590
4.50%, 09/10/48(a)	500	566,021
3.25%, 02/05/50	600	596,500
3.80%, 10/01/51	250	273,815
3.95%, 08/15/59(a)	780	825,815
3.84%, 03/20/60(b)	450	469,669

		48,477,887

Semiconductors & Semiconductor Equipment — 0.5%
Altera Corp., 4.10%, 11/15/23	250	272,743
Analog Devices, Inc.:
2.88%, 06/01/23	1,000	1,009,125
3.50%, 12/05/26	750	758,491
Applied Materials, Inc.:
4.30%, 06/15/21	500	515,245

38

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc. (continued):
3.90%, 10/01/25	$160	$168,579
3.30%, 04/01/27	1,000	1,063,886
5.85%, 06/15/41	300	422,373
4.35%, 04/01/47	500	637,671
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.00%, 01/15/22	1,500	1,483,305
2.65%, 01/15/23(a)	1,500	1,463,240
3.63%, 01/15/24(a)	250	245,570
3.88%, 01/15/27(a)	2,750	2,627,263
3.50%, 01/15/28(a)	500	462,914
Broadcom, Inc.(b):
3.13%, 10/15/22	1,000	990,436
3.63%, 10/15/24	2,000	1,968,107
4.25%, 04/15/26	1,000	983,107
4.75%, 04/15/29(a)	1,000	1,014,353
Intel Corp.:
1.70%, 05/19/21	1,000	1,000,036
2.70%, 12/15/22(a)	2,500	2,614,476
2.88%, 05/11/24(a)	1,000	1,049,058
3.70%, 07/29/25	1,000	1,102,710
2.45%, 11/15/29	500	512,097
4.10%, 05/19/46(a)	2,500	3,015,348
4.10%, 05/11/47(a)	250	303,677
3.73%, 12/08/47(a)	1,399	1,631,562
4.75%, 03/25/50	1,000	1,342,824
KLA Corp.:
4.65%, 11/01/24	305	321,795
4.10%, 03/15/29	500	525,205
3.30%, 03/01/50(a)	1,070	1,002,460
Lam Research Corp.:
3.80%, 03/15/25	230	236,891
4.88%, 03/15/49	1,000	1,289,708
Maxim Integrated Products, Inc., 3.38%, 03/15/23(a)	100	102,042
Microchip Technology, Inc., 4.33%, 06/01/23	2,000	1,993,888
Micron Technology, Inc.:
4.64%, 02/06/24	300	304,725
4.98%, 02/06/26	250	262,020
5.33%, 02/06/29	250	273,043
4.66%, 02/15/30(a)	750	783,319
NVIDIA Corp.:
2.20%, 09/16/21	300	302,237
3.20%, 09/16/26	1,000	1,113,385
2.85%, 04/01/30(a)	360	375,702
3.50%, 04/01/40	210	222,801
3.50%, 04/01/50	405	440,369
3.70%, 04/01/60	145	162,078
NXP BV/NXP Funding LLC/NXP USA, Inc.(b):
3.88%, 06/18/26	320	311,300

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.(b) (continued):
4.30%, 06/18/29(a)	$1,000	$1,024,776
QUALCOMM, Inc.:
3.00%, 05/20/22(a)	1,500	1,530,409
2.60%, 01/30/23	640	654,406
3.45%, 05/20/25	250	261,964
3.25%, 05/20/27	500	525,934
4.65%, 05/20/35(a)	250	315,902
4.80%, 05/20/45(a)	750	979,902
4.30%, 05/20/47(a)	1,500	1,799,954
Seagate HDD Cayman:
4.75%, 06/01/23(a)	168	168,247
4.88%, 06/01/27	500	492,505
5.75%, 12/01/34	650	607,184
Texas Instruments, Inc.:
2.25%, 09/04/29	680	679,321
4.15%, 05/15/48(a)	1,000	1,222,604
Xilinx, Inc., 3.00%, 03/15/21(a)	75	74,975

		49,019,247

Software — 0.6%
Activision Blizzard, Inc., 3.40%, 06/15/27	1,000	1,036,840
Autodesk, Inc.:
3.50%, 06/15/27(a)	2,000	2,056,415
2.85%, 01/15/30	100	97,829
CA, Inc., 4.50%, 08/15/23	170	167,850
Microsoft Corp.:
1.55%, 08/08/21(a)	1,000	1,006,955
2.40%, 02/06/22(a)	2,000	2,055,710
2.38%, 02/12/22(a)	1,000	1,030,039
2.65%, 11/03/22	500	524,029
2.00%, 08/08/23(a)	2,000	2,068,117
3.63%, 12/15/23	1,000	1,092,634
2.88%, 02/06/24	865	920,304
3.13%, 11/03/25(a)	500	547,206
2.40%, 08/08/26	1,485	1,576,457
3.30%, 02/06/27	4,500	4,993,530
3.50%, 02/12/35	1,165	1,370,036
4.20%, 11/03/35	250	311,328
3.45%, 08/08/36(a)	750	835,586
4.10%, 02/06/37(a)	1,250	1,506,775
4.50%, 10/01/40	500	655,523
5.30%, 02/08/41(a)	100	146,122
3.50%, 11/15/42	1,000	1,147,212
3.75%, 05/01/43	150	174,590
3.75%, 02/12/45(a)	500	601,951
4.45%, 11/03/45	1,500	1,972,473
3.70%, 08/08/46(a)	2,500	3,001,096
4.00%, 02/12/55(a)	1,750	2,226,612
4.75%, 11/03/55(a)	250	354,950
3.95%, 08/08/56	250	315,061
4.50%, 02/06/57(a)	1,500	2,065,316

39

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Microsoft Corp. (continued):
Series 30Y, 4.25%, 02/06/47(a)	$1,500	$1,932,947
Oracle Corp.:
2.80%, 07/08/21	1,000	1,014,441
1.90%, 09/15/21	2,000	2,005,893
2.50%, 10/15/22	3,250	3,315,942
2.63%, 02/15/23	2,000	2,053,191
2.40%, 09/15/23(a)	1,000	1,023,973
2.95%, 11/15/24	500	524,042
2.95%, 05/15/25	500	516,766
2.65%, 07/15/26(a)	745	760,341
3.25%, 11/15/27	750	772,592
3.25%, 05/15/30(a)	950	1,007,695
4.30%, 07/08/34(a)	250	288,507
3.90%, 05/15/35	500	540,542
3.85%, 07/15/36(a)	750	788,580
3.80%, 11/15/37	750	772,615
6.13%, 07/08/39(a)	500	674,197
5.38%, 07/15/40	400	534,283
4.50%, 07/08/44	500	576,401
4.13%, 05/15/45	2,250	2,434,532
4.00%, 07/15/46(a)	2,250	2,510,107
4.00%, 11/15/47(a)	1,500	1,645,349
4.38%, 05/15/55(a)	250	302,788
salesforce.com, Inc., 3.25%, 04/11/23	2,500	2,598,484

		64,452,754

Specialty Retail — 0.3%
Advance Auto Parts, Inc., 4.50%, 12/01/23(a)	250	256,887
AutoZone, Inc.:
3.70%, 04/15/22	50	51,282
3.13%, 07/15/23	250	252,000
3.25%, 04/15/25	165	164,455
3.75%, 04/18/29	1,000	1,012,485
Costco Wholesale Corp.(a):
2.25%, 02/15/22	85	86,973
3.00%, 05/18/27	1,500	1,590,714
Dollar Tree, Inc.:
3.70%, 05/15/23(a)	2,500	2,539,989
4.20%, 05/15/28	1,000	997,669
Home Depot, Inc.:
2.00%, 04/01/21	500	500,804
4.40%, 04/01/21	150	152,685
2.63%, 06/01/22(a)	2,750	2,797,858
3.35%, 09/15/25	1,500	1,616,893
2.13%, 09/15/26(a)	500	504,021
2.80%, 09/14/27	500	516,812
3.90%, 12/06/28(a)	440	490,171
2.70%, 04/15/30	300	305,044
5.88%, 12/16/36(a)	100	135,670
5.40%, 09/15/40	500	649,563
4.20%, 04/01/43(a)	750	868,292

Security	Par (000)	Value

Specialty Retail (continued)
Home Depot, Inc. (continued):
4.40%, 03/15/45(a)	$2,250	$2,630,542
4.25%, 04/01/46(a)	1,000	1,188,537
3.90%, 06/15/47	500	552,720
4.50%, 12/06/48(a)	1,000	1,242,827
3.13%, 12/15/49(a)	600	591,986
3.35%, 04/15/50	165	172,393
3.50%, 09/15/56	140	141,647
Series 2019-3A, Class A, 2.95%, 06/15/29(a)	590	611,570
Lowe’s Cos., Inc.:
3.80%, 11/15/21(a)	250	254,318
3.12%, 04/15/22(a)	1,600	1,587,795
3.38%, 09/15/25	500	499,560
2.50%, 04/15/26	955	948,237
3.65%, 04/05/29	500	513,027
4.25%, 09/15/44	250	239,470
4.38%, 09/15/45	1,000	1,029,508
3.70%, 04/15/46	250	231,340
4.05%, 05/03/47(a)	1,000	990,071
4.55%, 04/05/49(a)	500	539,397
Macy’s Retail Holdings, Inc.:
3.88%, 01/15/22	168	120,109
3.63%, 06/01/24	97	64,226
4.50%, 12/15/34	26	15,538
QVC, Inc.:
5.45%, 08/15/34	200	146,389
5.95%, 03/15/43	350	237,438
Tapestry, Inc., 3.00%, 07/15/22	1,000	966,976
TJX Cos., Inc., 2.25%, 09/15/26	1,500	1,428,201

		32,434,089

Technology Hardware, Storage & Peripherals — 0.5%
Adobe, Inc.:
1.70%, 02/01/23	160	161,021
1.90%, 02/01/25	160	161,393
3.25%, 02/01/25	70	75,603
2.15%, 02/01/27	1,275	1,290,987
2.30%, 02/01/30	1,200	1,201,611
Apple, Inc.:
1.55%, 08/04/21(a)	1,000	1,006,170
2.50%, 02/09/22(a)	1,000	1,024,702
1.70%, 09/11/22	2,500	2,543,376
2.10%, 09/12/22(a)	500	507,368
2.40%, 01/13/23(a)	1,000	1,027,450
2.85%, 02/23/23	250	260,837
2.40%, 05/03/23(a)	2,000	2,085,101
3.45%, 05/06/24(a)	1,000	1,079,517
2.85%, 05/11/24	2,000	2,125,168
1.80%, 09/11/24	1,635	1,664,574
2.50%, 02/09/25	140	147,680
3.20%, 05/13/25(a)	750	813,472
3.25%, 02/23/26	1,910	2,073,628

40

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued):
2.45%, 08/04/26	$1,410	$1,476,984
3.35%, 02/09/27	2,000	2,179,909
3.20%, 05/11/27	1,000	1,081,925
2.90%, 09/12/27	1,000	1,067,078
3.00%, 11/13/27	1,000	1,072,396
2.20%, 09/11/29(a)	1,235	1,265,822
4.50%, 02/23/36	250	309,758
3.85%, 05/04/43	1,250	1,485,898
4.45%, 05/06/44	250	318,110
3.45%, 02/09/45(a)	350	396,277
4.38%, 05/13/45	500	635,658
4.65%, 02/23/46	2,980	3,952,358
3.85%, 08/04/46(a)	750	903,482
4.25%, 02/09/47(a)	250	319,899
3.75%, 11/13/47(a)	1,250	1,498,915
2.95%, 09/11/49	1,250	1,329,797
Dell International LLC/EMC Corp.(b):
4.42%, 06/15/21	500	499,890
5.45%, 06/15/23	3,000	3,082,952
4.00%, 07/15/24	1,000	1,008,730
6.02%, 06/15/26	3,090	3,189,133
5.30%, 10/01/29(a)	1,250	1,275,151
8.10%, 07/15/36	500	574,507
8.35%, 07/15/46	850	1,009,166
Hewlett Packard Enterprise Co.:
4.40%, 10/15/22(a)	1,500	1,528,724
2.25%, 04/01/23	1,000	977,197
4.90%, 10/15/25	1,250	1,316,113
6.20%, 10/15/35	500	570,300
6.35%, 10/15/45(a)	750	890,053
HP, Inc.:
4.05%, 09/15/22	1,000	1,045,281
6.00%, 09/15/41(a)	650	699,873
NetApp, Inc., 3.38%, 06/15/21	105	105,264

		56,316,258

Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.:
3.88%, 11/01/45(a)	500	590,325
3.38%, 11/01/46	1,500	1,555,475

		2,145,800

Tobacco — 0.3%
Altria Group, Inc.:
4.75%, 05/05/21	1,000	1,021,562
2.85%, 08/09/22(a)	1,500	1,507,300
4.00%, 01/31/24	250	257,465
4.80%, 02/14/29	3,000	3,122,275
5.80%, 02/14/39	1,000	1,094,721
4.50%, 05/02/43	400	395,247
5.38%, 01/31/44(a)	820	908,530
3.88%, 09/16/46(a)	1,250	1,126,365

Security	Par (000)	Value

Tobacco (continued)
Altria Group, Inc. (continued):
5.95%, 02/14/49	$1,250	$1,445,425
BAT Capital Corp.:
2.76%, 08/15/22(a)	3,000	2,948,397
3.22%, 08/15/24	1,250	1,202,868
3.56%, 08/15/27(a)	1,000	941,834
3.46%, 09/06/29(a)	500	462,524
4.39%, 08/15/37(a)	1,250	1,152,263
4.54%, 08/15/47	1,350	1,228,687
4.76%, 09/06/49	750	708,112
Philip Morris International, Inc.:
4.13%, 05/17/21	50	50,965
2.63%, 03/06/23	250	242,989
2.13%, 05/10/23(a)	1,000	985,585
3.25%, 11/10/24	1,000	1,017,415
3.38%, 08/11/25	750	763,569
2.75%, 02/25/26	415	413,273
3.13%, 08/17/27(a)	1,000	1,045,203
6.38%, 05/16/38	1,750	2,220,945
4.50%, 03/20/42	50	55,744
3.88%, 08/21/42(a)	350	351,349
4.13%, 03/04/43	450	443,737
4.88%, 11/15/43	250	292,547
4.25%, 11/10/44(a)	365	403,666
Reynolds American, Inc.:
4.00%, 06/12/22	1,000	1,014,094
4.45%, 06/12/25	1,000	1,005,972
5.70%, 08/15/35	325	348,450
6.15%, 09/15/43	150	162,499
5.85%, 08/15/45(a)	1,250	1,342,687

		31,684,264

Trading Companies & Distributors — 0.0%
GATX Corp.:
3.25%, 09/15/26	750	754,987
4.70%, 04/01/29(a)	1,000	1,080,915

		1,835,902

Water Utilities — 0.0%
American Water Capital Corp.:
3.40%, 03/01/25	250	251,052
2.95%, 09/01/27	500	495,615
3.75%, 09/01/28	1,500	1,559,732
3.45%, 06/01/29(a)	500	532,990
4.30%, 09/01/45	250	256,782
3.75%, 09/01/47	500	500,352
4.15%, 06/01/49	500	551,070

		4,147,593

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV:
3.13%, 07/16/22	3,500	3,535,105
3.63%, 04/22/29	1,400	1,421,175
6.13%, 03/30/40	250	318,125

41

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
America Movil SAB de CV (continued):
4.38%, 07/16/42	$850	$918,000
4.38%, 04/22/49(a)	1,000	1,101,610
American Tower Corp.:
3.50%, 01/31/23	150	150,767
2.95%, 01/15/25	500	503,764
3.95%, 03/15/29(a)	500	519,721
2.90%, 01/15/30(a)	540	520,425
Rogers Communications, Inc.:
3.00%, 03/15/23	650	639,207
3.63%, 12/15/25(a)	565	597,687
2.90%, 11/15/26(a)	1,000	974,373
5.00%, 03/15/44(a)	250	299,735
4.30%, 02/15/48(a)	750	815,862
4.35%, 05/01/49	1,250	1,415,134
3.70%, 11/15/49	400	408,497
Vodafone Group PLC:
3.75%, 01/16/24	1,000	1,041,059
4.13%, 05/30/25	500	532,368
4.38%, 05/30/28	1,350	1,425,780
7.88%, 02/15/30	100	135,641
5.00%, 05/30/38(a)	500	540,019
4.38%, 02/19/43(a)	950	979,808
5.25%, 05/30/48	2,500	3,013,005
4.88%, 06/19/49	500	551,642
4.25%, 09/17/50	1,190	1,223,131

		23,581,640

Total Corporate Bonds — 24.5% (Cost — $2,640,908,260)		2,682,404,905

Foreign Agency Obligations — 3.1%

Canada — 0.3%
Canada Government International Bond, 2.63%, 01/25/22	1,000	1,036,082
Export Development Canada:
2.00%, 05/17/22	4,000	4,127,425
2.50%, 01/24/23	2,000	2,099,746
Province of Alberta Canada:
2.20%, 07/26/22	1,000	1,033,336
1.88%, 11/13/24(a)	1,000	1,026,631
Province of British Columbia Canada:
2.65%, 09/22/21	1,000	1,030,640
2.00%, 10/23/22	750	774,441
Province of Manitoba Canada, 2.13%, 05/04/22	2,000	2,066,368
Province of Ontario Canada:
2.40%, 02/08/22	1,000	1,027,814
2.55%, 04/25/22	4,000	4,129,997
2.25%, 05/18/22	2,000	2,059,856
2.20%, 10/03/22(a)	2,000	2,069,552
1.75%, 01/24/23	2,000	2,050,173

Security	Par (000)	Value

Canada (continued)
Province of Ontario Canada (continued):
2.50%, 04/27/26(a)	$3,000	$3,234,015
Province of Quebec Canada:
2.75%, 08/25/21	500	513,371
2.38%, 01/31/22	1,000	1,031,118
2.63%, 02/13/23(a)	250	263,517
2.50%, 04/09/24	2,000	2,126,924
2.50%, 04/20/26	2,750	2,974,539
Series QO, 2.88%, 10/16/24	500	542,055

		35,217,600

Chile — 0.0%
Chile Government International Bond:
3.25%, 09/14/21	500	509,063
3.24%, 02/06/28(a)	1,500	1,584,844
2.55%, 01/27/32	1,000	997,812
3.63%, 10/30/42	350	379,750
3.86%, 06/21/47	750	814,922
3.50%, 01/25/50(a)	500	520,000

		4,806,391

Colombia — 0.1%
Colombia Government International Bond:
4.38%, 07/12/21	750	758,438
2.63%, 03/15/23	250	243,516
4.00%, 02/26/24	2,750	2,768,047
4.50%, 01/28/26(a)	2,250	2,285,859
3.88%, 04/25/27	1,000	984,688
4.50%, 03/15/29(a)	2,000	2,041,875
3.00%, 01/30/30(a)	1,000	904,000
7.38%, 09/18/37	100	125,100
6.13%, 01/18/41	1,000	1,138,125
5.63%, 02/26/44(a)	950	1,036,984
5.00%, 06/15/45	1,400	1,433,687
5.20%, 05/15/49(a)	1,500	1,576,406

		15,296,725

Germany — 0.0%
FMS Wertmanagement:
1.38%, 06/08/21	1,000	1,010,778
2.00%, 08/01/22(a)	1,000	1,035,003
2.75%, 03/06/23	500	530,654
Landwirtschaftliche Rentenbank:
2.25%, 10/01/21	500	512,653
1.75%, 07/27/26	1,000	1,058,380

		4,147,468

Hungary — 0.1%
Hungary Government International Bond:
6.38%, 03/29/21	5,000	5,184,375
5.38%, 02/21/23	500	538,438
5.75%, 11/22/23	500	550,781

42

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hungary (continued)
Hungary Government International Bond (continued):
5.38%, 03/25/24	$500	$552,188
7.63%, 03/29/41(a)	750	1,146,187

		7,971,969

Indonesia — 0.1%
Indonesia Government International Bond:
4.10%, 04/24/28(a)	1,000	1,020,938
4.75%, 02/11/29(a)	1,000	1,080,000
2.85%, 02/14/30	1,000	968,675
4.35%, 01/11/48	1,400	1,426,250
3.50%, 02/14/50(a)	1,000	998,685

		5,494,548

Israel — 0.1%
Israel Government International Bond:
4.00%, 06/30/22(a)	900	939,938
3.15%, 06/30/23	3,000	3,107,812
3.25%, 01/17/28	1,500	1,589,062
4.50%, 01/30/43	1,200	1,309,500
State of Israel, 3.38%, 01/15/50	1,000	972,560

		7,918,872

Italy — 0.1%
Italian Government International Bond:
6.88%, 09/27/23	100	114,599
5.38%, 06/15/33	750	878,980
Republic of Italy Government International Bond:
2.38%, 10/17/24	3,500	3,458,344
2.88%, 10/17/29	500	474,488
4.00%, 10/17/49	1,500	1,404,505

		6,330,916

Japan — 0.1%
Japan Bank for International Cooperation:
1.88%, 04/20/21	2,000	2,021,511
1.50%, 07/21/21	500	504,735
2.00%, 11/04/21(a)	2,000	2,038,276
2.50%, 06/01/22	2,000	2,071,161
2.38%, 07/21/22(a)	1,000	1,035,464
1.63%, 10/17/22	1,000	1,019,241
2.38%, 11/16/22	2,000	2,080,692
3.25%, 07/20/23	1,100	1,183,878
3.38%, 07/31/23(a)	500	540,143
3.38%, 10/31/23	500	542,979
2.50%, 05/23/24	500	528,241
2.38%, 04/20/26(a)	750	808,601
2.25%, 11/04/26	500	538,266
2.88%, 06/01/27	1,000	1,117,155
2.75%, 11/16/27	500	555,985

Security	Par (000)	Value

Japan (continued)
Japan Bank for International Cooperation (continued):
3.25%, 07/20/28	$2,000	$2,319,274
2.00%, 10/17/29(a)	1,000	1,063,520

		19,969,122

Mexico — 0.2%
Mexico Government International Bond:
3.63%, 03/15/22(a)	4,750	4,775,234
4.00%, 10/02/23	250	255,000
3.60%, 01/30/25	500	505,313
4.13%, 01/21/26	3,000	3,071,250
4.15%, 03/28/27	1,000	1,018,125
4.50%, 04/22/29	500	510,938
3.25%, 04/16/30	1,000	943,500
6.75%, 09/27/34(a)	150	198,609
6.05%, 01/11/40	2,300	2,720,469
4.75%, 03/08/44(a)	1,700	1,724,969
5.55%, 01/21/45	1,525	1,719,437
4.60%, 01/23/46	1,500	1,484,531
4.35%, 01/15/47	1,750	1,690,391
4.60%, 02/10/48(a)	2,000	2,012,000
4.50%, 01/31/50(a)	1,450	1,442,025

		24,071,791

Panama — 0.1%
Panama Government International Bond:
3.75%, 03/16/25	3,500	3,627,969
3.88%, 03/17/28	2,500	2,680,469
6.70%, 01/26/36	350	447,781
4.50%, 05/15/47(a)	750	823,500
4.50%, 04/16/50(a)	1,250	1,372,500
3.87%, 07/23/60	900	899,437

		9,851,656

Peru — 0.1%
Peruvian Government International Bond:
7.35%, 07/21/25	400	502,828
4.13%, 08/25/27(a)	1,000	1,126,562
2.84%, 06/20/30(a)	1,000	1,044,688
8.75%, 11/21/33(a)	441	699,536
6.55%, 03/14/37(a)	250	355,703
5.63%, 11/18/50	1,400	2,044,000

		5,773,317

Philippines — 0.1%
Philippine Government International Bond:
4.20%, 01/21/24	2,500	2,648,437
3.75%, 01/14/29	3,000	3,315,937
7.75%, 01/14/31	1,500	2,119,688
6.38%, 10/23/34	250	333,750

43

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines (continued)
Philippine Government International Bond (continued):
5.00%, 01/13/37	$1,000	$1,190,625
3.95%, 01/20/40	250	275,156
3.70%, 03/01/41	1,100	1,205,188
3.70%, 02/02/42	2,000	2,200,625

		13,289,406

Poland — 0.1%
Poland Government International Bond:
5.13%, 04/21/21	3,000	3,125,625
5.00%, 03/23/22	2,050	2,189,656
3.00%, 03/17/23	200	209,625
4.00%, 01/22/24	250	272,375
3.25%, 04/06/26	250	271,875

		6,069,156

South Korea — 0.1%
Export-Import Bank of Korea:
1.88%, 10/21/21	2,000	2,021,250
2.75%, 01/25/22	1,000	1,026,562
5.00%, 04/11/22	2,000	2,142,500
3.25%, 11/10/25(a)	500	531,465
2.63%, 05/26/26(a)	1,000	1,031,990
3.25%, 08/12/26(a)	500	534,219
Korea Development Bank:
3.38%, 03/12/23	4,000	4,208,480
2.75%, 03/19/23(a)	1,000	1,035,312
Korea International Bond:
4.13%, 06/10/44(a)	250	341,428
3.88%, 09/20/48	1,750	2,384,375

		15,257,581

Supranational — 1.3%
African Development Bank:
3.00%, 09/20/23	5,000	5,403,016
Series GDIF, 2.63%, 03/22/21	500	509,221
Series GDIF, 1.25%, 07/26/21	500	504,599
Asian Development Bank:
1.63%, 03/16/21	750	757,561
2.13%, 11/24/21	1,000	1,024,401
2.00%, 02/16/22(a)	2,000	2,055,266
1.88%, 02/18/22	1,000	1,024,691
1.88%, 07/19/22(a)	2,000	2,058,269
1.75%, 09/13/22	2,500	2,572,125
2.75%, 03/17/23	3,750	3,981,361
2.63%, 01/30/24	3,000	3,234,044
2.00%, 04/24/26(a)	1,000	1,067,084
2.75%, 01/19/28(a)	750	849,077
1.88%, 01/24/30	3,000	3,217,517
Series 5Y, 1.88%, 08/10/22	1,500	1,548,151
European Bank for Reconstruction & Development:
2.75%, 04/26/21	1,000	1,022,483

Security	Par (000)	Value

Supranational (continued)
European Bank for Reconstruction & Development (continued):
2.75%, 03/07/23	$2,000	$2,119,320
European Investment Bank:
2.00%, 03/15/21	1,500	1,520,569
2.38%, 05/13/21	4,000	4,081,801
1.63%, 06/15/21	2,000	2,026,045
1.38%, 09/15/21	2,000	2,022,969
2.25%, 03/15/22	1,000	1,032,345
2.63%, 05/20/22	10,000	10,425,717
2.00%, 12/15/22(a)	1,000	1,038,569
2.50%, 03/15/23	2,000	2,112,220
2.88%, 08/15/23	1,500	1,614,058
3.13%, 12/14/23	4,000	4,358,544
3.25%, 01/29/24	3,000	3,298,103
2.63%, 03/15/24	2,000	2,159,649
1.63%, 03/14/25	4,000	4,179,557
2.13%, 04/13/26(a)	1,000	1,083,019
2.38%, 05/24/27(a)	3,500	3,855,734
Inter-American Development Bank:
1.88%, 03/15/21	500	506,495
2.63%, 04/19/21	5,000	5,108,776
1.25%, 09/14/21(a)	1,000	1,010,742
2.13%, 01/18/22(a)	1,000	1,028,393
1.75%, 04/14/22	750	768,123
1.75%, 09/14/22(a)	2,000	2,059,869
2.63%, 01/16/24	5,000	5,374,638
1.75%, 03/14/25(a)	2,000	2,100,479
2.00%, 06/02/26	500	544,087
2.38%, 07/07/27	1,000	1,104,862
2.25%, 06/18/29(a)	4,500	4,954,180
3.20%, 08/07/42	750	956,616
4.38%, 01/24/44	300	466,150
International Bank for Reconstruction & Development:
2.00%, 01/26/22	3,000	3,076,890
2.13%, 07/01/22(a)	3,000	3,097,890
7.63%, 01/19/23	1,000	1,195,158
1.75%, 04/19/23	1,000	1,034,833
3.00%, 09/27/23	4,000	4,317,760
2.50%, 03/19/24(a)	3,000	3,224,618
2.20%, 09/23/24	5,000	5,033,724
4.75%, 02/15/35	500	740,403
Series GDIF, 1.38%, 05/24/21(a)	4,500	4,544,370
Series GDIF, 2.25%, 06/24/21	1,000	1,020,641
Series GDIF, 2.75%, 07/23/21(a)	2,000	2,057,545
Series GDIF, 1.38%, 09/20/21(a)	1,000	1,013,070
Series GDIF, 1.63%, 02/10/22	3,500	3,571,099
Series GDIF, 2.50%, 07/29/25	1,000	1,090,853
Series GDIF, 1.88%, 10/27/26	750	799,108
Series GDIF, 2.50%, 11/22/27	2,000	2,229,616
International Finance Corp.:
1.13%, 07/20/21	2,000	2,014,128

44

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
International Finance Corp. (continued):
2.88%, 07/31/23	$750	$806,308
Nordic Investment Bank, 1.38%, 10/17/22(a)	2,000	2,039,740

		146,648,249

Sweden — 0.1%
Svensk Exportkredit AB:
2.88%, 05/22/21	2,000	2,052,012
1.63%, 09/12/21	2,000	2,028,580
2.38%, 03/09/22	1,500	1,549,232
1.63%, 11/14/22	500	507,286
2.88%, 03/14/23	1,000	1,064,889
1.75%, 12/12/23	1,000	1,035,510

		8,237,509

Uruguay — 0.1%
Uruguay Government International Bond:
8.00%, 11/18/22	150	163,266
4.50%, 08/14/24(a)	1,250	1,317,187
4.38%, 10/27/27(a)	1,000	1,077,187
4.38%, 01/23/31(a)	1,500	1,627,969
5.10%, 06/18/50	2,250	2,564,297
4.98%, 04/20/55(a)	1,000	1,130,625

		7,880,531

Total Foreign Agency Obligations — 3.1% (Cost — $331,298,696)		344,232,807

Municipal Bonds — 0.7%

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 01/01/41	220	283,930

California — 0.2%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series F-2, 6.26%, 04/01/49	750	1,124,385
Series S-1, 6.92%, 04/01/40	530	779,158
Series S-1, 7.04%, 04/01/50	100	164,470
Series S-3, 6.91%, 10/01/50	200	331,830
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 2.57%, 04/01/31	345	348,912
California State University, RB, Series B, 2.98%, 11/01/51	515	500,621

Security	Par (000)	Value

California (continued)
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	$100	$143,039
City of Los Angeles California Department of Water & Power, RB, Build America Bonds:
5.72%, 07/01/39	200	275,150
6.60%, 07/01/50	90	146,385
Series D, 6.57%, 07/01/45	675	1,049,693
City of San Francisco CA Public Utilities Commission Water Revenue, Refunding RB, Series A, 3.30%, 11/01/39	115	106,929
County of Los Angeles California Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 06/01/39	100	132,644
County of Los Angeles Public Works Financing Authority, RB, 7.62%, 08/01/40	100	163,044
County of San Diego California Regional Transportation Commission, RB, Build America Bonds, Series A, 5.91%, 04/01/48	260	325,426
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 05/01/49	315	459,405
County of San Diego Regional Transportation Commission, Refunding RB, Series A, 3.25%, 04/01/48	175	166,091
East Bay Municipal Utility District Water System Revenue, RB, Build America Bonds, 5.87%, 06/01/40	100	138,161
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Toll Road, Series A:
4.09%, 01/15/49	75	74,297
(AGM), 3.92%, 01/15/53	175	191,861
Los Angeles California Community College District, GO, Build America Bonds, 6.75%, 08/01/49	540	854,977
Los Angeles California Unified School District, GO, Build America Bonds:
5.76%, 07/01/29	300	362,541
5.75%, 07/01/34	850	1,084,524
6.76%, 07/01/34	450	611,109
Regents of the University of California Medical Center Pooled Revenue, RB:
Regents, Build America Bonds, Series H, 6.55%, 05/15/48	50	72,367

45

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB (continued):
Series N, 3.26%, 05/15/60	$365	$331,438
Series N, 3.71%, 05/15/20	250	258,020
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Build America Bonds, Series F, 6.58%, 05/15/49	600	851,094
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 04/01/32	100	130,926
State of California, GO:
Refunding, Bid Group, Series A, 2.50%, 10/01/29	1,250	1,266,400
Build America Bonds, 5.70%, 11/01/21	200	213,202
Build America Bonds, 2.37%, 04/01/22	500	508,955
Build America Bonds, 7.50%, 04/01/34	645	985,502
Build America Bonds, 7.55%, 04/01/39	1,375	2,249,528
Build America Bonds, 7.30%, 10/01/39	600	926,796
Build America Bonds, 7.35%, 11/01/39	800	1,255,296
Build America Bonds, 7.60%, 11/01/40	1,850	3,107,186
State of California, GO, Refunding:
2.80%, 04/01/21	95	96,247
3.38%, 04/01/25	100	107,753
3.50%, 04/01/28	355	389,389
4.50%, 04/01/33	200	229,846
4.60%, 04/01/38	165	180,010
State of California Department of Water Res. Power Supply Revenue, Refunding RB, Series P, 2.00%, 05/01/22	250	252,333
University of California, RB:
Build America Bonds, 5.77%, 05/15/43	190	249,918
Build America Bonds, 5.95%, 05/15/45	500	648,895
General, Series AD, 4.86%, 05/15/12	300	399,288
General, Series AQ, 4.77%, 05/15/15	405	507,242
General, Series BD, 3.35%, 07/01/29	170	184,829
University of California, Refunding RB:
3.06%, 07/01/25	100	107,204

Security	Par (000)	Value

California (continued)
University of California, Refunding RB (continued):
General, Series AJ, 4.60%, 05/15/31	$150	$174,930

		25,219,246

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, Build America Bonds, Series B, 5.84%, 11/01/50	100	156,370

Connecticut — 0.0%
State of Connecticut, GO:
Build America Bonds, Series D, 5.09%, 10/01/30	150	176,015
Series A, 5.85%, 03/15/32	550	676,918

		852,933

District of Columbia — 0.0%
District of Columbia, RB, Build America Bonds, Series E, 5.59%, 12/01/34	200	250,994
District of Columbia Water & Sewer Authority, RB, Series A, 4.81%, 10/01/14	200	254,638
District of Columbia Water & Sewer Authority, Refunding RB, Subordinate Lien, Series A, 3.21%, 10/01/48	160	163,408
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	100	138,030

		807,070

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	665	756,764
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C, 3.49%, 10/01/42	70	70,571
State Board of Administration Finance Corp., RB, Series A, 2.64%, 07/01/21	200	201,502

		1,028,837

Georgia — 0.0%
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, Series A:
6.64%, 04/01/57	343	453,295
6.66%, 04/01/57	400	526,008

		979,303

46

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 0.1%
Chicago O’Hare International Airport, ARB, General Senior Lien, Series C:
4.47%, 01/01/49	$165	$194,598
4.57%, 01/01/54	165	199,513
Chicago O’Hare International Airport, Refunding ARB, Build America Bonds, Series B, 6.40%, 01/01/40	250	356,307
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	435	542,475
Pension Funding, Series A, 6.90%, 12/01/40	530	710,592
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	340	456,287
State of Illinois, GO, Pension: 5.10%, 06/01/33	4,400	4,379,892
Build America Bonds, 7.35%, 07/01/35	425	475,588

		7,315,252

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO:
Build America Bonds, 5.46%, 12/01/39	500	658,320
Consolidated Loan, Series H, 2.90%, 09/01/49	105	98,324
Refunding Series D, 2.81%, 09/01/43	1,000	921,460
Massachusetts School Building Authority, RB, Build America Bonds, 5.72%, 08/15/39	585	794,143
Massachusetts School Building Authority, Refunding RB, Series B, 3.40%, 10/15/40	125	125,520

		2,597,767

Michigan — 0.0%
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group:
3.08%, 12/01/34	150	164,468
3.38%, 12/01/40	125	124,881

		289,349

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Taxable, Washington University, Series A, 3.65%, 08/15/57	440	467,170

Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	200	195,586

Security	Par (000)	Value

Nevada — 0.0%
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series C, 6.82%, 07/01/45	$450	$597,794

New Jersey — 0.1%
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 02/15/29	1,450	1,736,476
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 01/01/41	750	1,043,715
Series F, 7.41%, 01/01/40	900	1,312,641
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.56%, 12/15/40	100	135,783
Series C, 5.75%, 12/15/28	350	412,108
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System:
4.08%, 06/15/39	200	197,402
4.13%, 06/15/42	1,055	1,036,559
Rutgers - The State University of New Jersey, RB, Rutgers University, Series P, 3.92%, 05/01/19	110	119,370
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	425	422,012

		6,416,066

New York — 0.1%
City of New York NY, Build America Bonds:
GO, 5.52%, 10/01/37	500	614,515
GO, Series F1, 6.27%, 12/01/37	300	394,881
Series A-2, 5.21%, 10/01/31	225	258,934
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	515	686,701
7.34%, 11/15/39	500	711,690
Series E, 6.81%, 11/15/40	400	544,212
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds:
5.77%, 08/01/36	100	127,293
Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	645	862,300
New York City Water & Sewer System, RB, Build America Bonds, 2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 06/15/42	115	166,885

47

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System, Refunding RB, 2nd General Resolution:
Build America Bonds, 5.88%, 06/15/44	$100	$145,580
Build America Bonds, Fiscal 2010, Series EE, 6.01%, 06/15/42	600	875,718
Build America Bonds, Fiscal 2011, Series AA, 5.44%, 06/15/43	200	275,256
Build America Bonds, Series GG, 5.72%, 06/15/42	300	425,001
New York State Dormitory Authority, RB, Build America Bonds, 5.60%, 03/15/40	475	642,086
New York State Urban Development Corp., RB, Build America Bonds, 5.77%, 03/15/39	200	223,880
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	100	117,311
Consolidated, 160th Series, 5.65%, 11/01/40	1,245	1,610,021
Consolidated, 168th Series, 4.93%, 10/01/51	250	298,305
Consolidated, 181th Series, 4.96%, 08/01/46	180	210,422
Port Authority of New York & New Jersey, RB:
159th Series, 6.04%, 12/01/29	200	262,594
182nd Series, 5.31%, 08/01/46	100	108,748
Consolidated Bonds, Series 21, 3.29%, 08/01/69	200	166,034
Port Authority of New York & New Jersey, Refunding ARB, Consolidated,174th Series, 4.46%, 10/01/62	1,300	1,434,628
State of New York Dormitory Authority, Refunding RB:
Series B, 3.14%, 07/01/43	50	50,660
Series F, 3.11%, 02/15/39	350	360,493
State of New York Thruway Authority, Refunding RB, Series M:
2.90%, 01/01/35	500	504,905
3.50%, 01/01/42	160	158,482
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series B, 3.90%, 03/15/33	500	559,260

		12,796,795

Security	Par (000)	Value

Ohio — 0.1%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B:
7.83%, 02/15/41	$650	$995,514
8.08%, 02/15/50	500	835,010
JobsOhio Beverage System, Refunding RB, Series B:
3.99%, 01/01/29	100	110,015
4.53%, 01/01/35	100	118,033
Ohio State University, RB:
Build America Bonds, Series C, 4.91%, 06/01/40	805	931,804
Series A, 3.80%, 12/01/46	200	197,692
Ohio Turnpike & Infrastructure Commission, Refunding RB, 3.22%, 02/15/48	250	250,167
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	113,689

		3,551,924

Oregon — 0.0%
Oregon School Boards Association, GO, Refunding, Taxable Pension, Series B (NPFCG), 5.55%, 06/30/28	375	419,190
State of Oregon, GO:
5.76%, 06/01/23	68	72,963
5.89%, 06/01/27	750	875,205
State of Oregon Department of Transportation, RB, Build America Bonds, Sub-Lien, Series A, 5.83%, 11/15/34	125	166,658

		1,534,016

Pennsylvania — 0.0%
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, Commonwealth System of Higher Education, 3.56%, 09/15/19	175	170,763

South Carolina — 0.0%
South Carolina Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 01/01/50	100	155,657

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 4.05%, 07/01/26	350	377,948

48

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB:
4.43%, 02/01/42	$170	$197,351
Build America Bonds, 5.72%, 02/01/41	200	271,174
Junior Lien, Build America Bonds, 5.81%, 02/01/41	250	345,625
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48(a)	560	762,194
Dallas-Fort Worth International Airport, Refunding RB, Series A:
2.99%, 11/01/38	200	205,128
3.14%, 11/01/45	265	261,854
Grand Parkway Transportation Corp., Refunding RB, 3.24%, 10/01/52	590	582,932
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 01/01/49	550	876,678
Permanent University Fund - University of Texas System, Refunding RB, 3.38%, 07/01/47	1,040	1,098,749
State of Texas, GO, Build America Bonds, Series A, 5.52%, 04/01/39(a)	1,000	1,357,430
Texas Private Activity Bond Surface Transportation Corp., RB, North Tarrant Express Managed Lanes Project, Series B, 3.92%, 12/31/49	425	402,335
Texas Transportation Commission State Highway Fund, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 04/01/30	600	717,834

		7,079,284

Utah — 0.0%
State of Utah, GO, Series B, 3.54%, 07/01/25	300	319,287

Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/17	60	69,872
University of Virginia, Refunding RB, Series A, 3.23%, 09/01/19	120	101,076

		170,948

Washington — 0.0%
State of Washington, GO, Build America Bonds, 5.14%, 08/01/40	200	275,012

Wisconsin — 0.0%
State of Wisconsin, RB, Series A (AGM), 5.70%, 05/01/26	90	101,803
State of Wisconsin, Refunding RB:
Series A, 3.95%, 05/01/36	600	645,708

Security	Par (000)	Value

Wisconsin (continued)
State of Wisconsin, Refunding RB (continued):
Series C, 3.15%, 05/01/27	$320	$327,107

		1,074,618

Total Municipal Bonds — 0.7% (Cost — $71,471,689)		74,712,925

Non-Agency Mortgage-Backed Securities — 1.2%

Commercial Mortgage-Backed Securities — 1.2%
BANK 2019-BNK18, Series 2019-BN18, Class A4, 3.58%, 05/15/62	2,000	2,162,496
Barclays Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	2,300	2,437,010
Benchmark Mortgage Trust:
Series 2018-B5, Class A4, 4.21%, 07/15/51	3,000	3,353,408
Series 2019-B11, Class A4, 3.28%, 05/15/52	4,000	4,224,579
Series 2019-B13, Class A4, 2.95%, 08/15/57	8,544	8,861,381
Series 2019-B9, Class A5, 4.02%, 03/15/52	3,000	3,321,297
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	783,732
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	517,227
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,528,585
Series 2016-GC37, Class A4, 3.31%, 04/10/49	3,500	3,585,067
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	1,006,398
Series 2017-P7, Class A4, 3.71%, 04/14/50	2,250	2,379,038
Commercial Mortgage Trust:
Series 2013-CR09, Class A4, 4.22%, 07/10/45(e)	2,700	2,821,607
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,373,897
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	500	521,020
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,500	1,575,622
Series 2016-CR28, Class A4, 3.76%, 02/10/49	750	785,452

49

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Securities Trust:
Series 2015-C3, Class A4, 3.72%, 08/15/48	$1,000	$1,047,153
Series 2016-C7, Class A5, 3.50%, 11/15/49	4,800	4,928,872
Series 2018-CX11, Class A5, 4.03%, 04/15/51(e)	4,000	4,257,113
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	7,500	7,766,321
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(e)	3,000	3,259,564
GS Mortgage Securities Trust:
Series 2012-GC6, Class A3, 3.48%, 01/10/45	5,280	5,350,163
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	245	247,853
Series 2015-GC30, Class A4, 3.38%, 05/10/50	600	615,606
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,300	2,470,603
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 02/15/47	250	266,530
Series 2014-C22, Class A4, 3.80%, 09/15/47	300	317,474
Series 2015-C31, Class A3, 3.80%, 08/15/48	2,250	2,400,944
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	6,000	6,372,430
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 08/15/46	134	136,462
Series 2014-C20, Class A5, 3.80%, 07/15/47	1,400	1,477,863
Series 2017-JP7, Class A5, 3.45%, 09/15/50	3,500	3,713,307
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A5, 4.08%, 07/15/46(e)	3,750	3,951,534
Series 2013-C10, Class AS, 4.08%, 07/15/46(e)	2,500	2,526,185
Series 2013-C11, Class A4, 4.15%, 08/15/46(e)	11,765	12,281,153
Series 2014-C16, Class A4, 3.60%, 06/15/47	4,430	4,554,342
Series 2015-C24, Class A4, 3.73%, 05/15/48	750	795,687

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	$1,181	$1,239,153
Series 2018-H3, Class A4, 3.91%, 07/15/51	3,000	3,242,136
Series 2019-H6, Class A4, 3.42%, 06/15/52	590	623,126
Series 2019-L3, Class AS, 3.49%, 11/15/52	760	734,954
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.22%, 07/15/46(e)	200	208,521
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	2,377	2,426,815
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,500	1,542,049
Series 2015-SG1, Class A4, 3.79%, 09/15/48	5,000	5,225,520
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,850	4,158,149
WFRBS Commercial Mortgage Trust:
Series 2012-C7, Class A1, 2.30%, 06/15/45	71	70,371
Series 2012-C7, Class A2, 3.43%, 06/15/45	800	817,193
Series 2013-C11, Class A5, 3.07%, 03/15/45	500	503,541

Total Non-Agency Mortgage-Backed Securities — 1.2% (Cost — $129,109,055)		130,766,503

Preferred Securities — 0.0%

Capital Trusts — 0.0%

Banks — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34	250	297,445

Insurance — 0.0%
Allstate Corp., Series B, 5.75%, 08/15/53 (c)	1,250	1,112,500
MetLife, Inc., 6.40%, 12/15/66	600	626,162
Prudential Financial, Inc.(c):
5.63%, 06/15/43	100	93,970
5.38%, 05/15/45(a)	500	477,350

		2,309,982

Total Capital Trusts — 0.0%		2,607,427

Total Preferred Securities - 0.0% (Cost — $2,892,672)		2,607,427

50

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities — 29.9%

Agency Obligations — 0.9%
Fannie Mae:
1.25%, 08/17/21(a)	$8,200	$8,294,051
1.38%, 10/07/21(a)	2,000	2,029,091
2.63%, 01/11/22 - 09/06/24(a)	8,715	9,363,938
1.88%, 04/05/22(a)	5,000	5,148,997
2.38%, 01/19/23(a)	490	516,410
6.25%, 05/15/29	5,350	7,659,701
7.25%, 05/15/30	5,550	8,580,844
6.63%, 11/15/30	149	226,342
Federal Farm Credit Banks Funding Corp., 2.85%, 09/20/21	1,705	1,766,377
Federal Home Loan Bank:
3.00%, 12/09/22	4,910	5,235,460
2.75%, 12/13/24	5,000	5,491,442
3.13%, 06/13/25	9,570	10,742,851
5.50%, 07/15/36	2,100	3,243,372
Freddie Mac:
2.38%, 02/16/21 - 01/13/22(a)	19,715	20,278,049
1.13%, 08/12/21	3,032	3,063,152
6.75%, 03/15/31	2,800	4,355,064
6.25%, 07/15/32	1,300	2,012,306
Tennessee Valley Authority:
5.88%, 04/01/36	2,100	3,208,848
3.50%, 12/15/42	140	162,708

		101,379,003

Commercial Mortgage-Backed Securities — 1.0%
Fannie Mae:
Series 2012-M9, Class A2, 2.48%, 04/25/22	1,084	1,101,490
Series 2014-M13, Class A2, 3.02%, 08/25/24(e)	500	530,879
Series 2014-M2, Class ASV2, 2.78%, 06/25/21(e)	167	167,882
Series 2014-M6, Class A2, 2.68%, 05/25/21(e)	74	74,523
Series 2016-M5, Class A2, 2.47%, 04/25/26	6,110	6,409,275
Series 2016-M6, Class A2, 2.49%, 05/25/26	7,000	7,385,051
Series 2019-M22, Class A2, 2.52%, 08/25/29	5,000	5,336,528
Freddie Mac:
Series K013, Class A2, 3.97%, 01/25/21(e)	500	508,369
Series K017, Class A2, 2.87%, 12/25/21	6,816	6,998,280
Series K026, Class A2, 2.51%, 11/25/22	200	205,828
Series K031, Class A2, 3.30%, 04/25/23(e)	100	106,130

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Freddie Mac (continued):
Series K033, Class A2, 3.06%, 07/25/23(e)	$100	$105,686
Series K034, Class A2, 3.53%, 07/25/23(e)	3,900	4,179,976
Series K035, Class A2, 3.46%, 08/25/23(e)	2,000	2,139,741
Series K036, Class A2, 3.53%, 10/25/23(e)	1,200	1,290,598
Series K037, Class A2, 3.49%, 01/25/24	2,700	2,910,467
Series K038, Class A1, 2.60%, 10/25/23	91	93,308
Series K041, Class A2, 3.17%, 10/25/24	7,500	8,099,321
Series K052, Class A2, 3.15%, 11/25/25	750	818,017
Series K063, Class A2, 3.43%, 01/25/27(e)	5,000	5,599,519
Series K066, Class A2, 3.12%, 06/25/27	3,500	3,909,718
Series K076, Class A2, 3.90%, 04/25/28	2,000	2,350,082
Series K081, Class A2, 3.90%, 08/25/28(e)	5,000	5,957,152
Series K088, Class A2, 3.69%, 01/25/29	500	587,018
Series K100, Class A2, 2.67%, 09/25/29	10,000	11,010,079
Series K101, Class A2, 2.52%, 10/25/29	5,650	6,169,989
Series K727, Class A2, 2.95%, 07/25/24	5,000	5,283,986
Series K730, Class A2, 3.59%, 01/25/25(e)	9,000	9,807,952
Series K734, Class A2, 3.21%, 02/25/26	5,700	6,206,813

		105,343,657

Mortgage-Backed Securities — 28.0%
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.54%), 2.02%, 06/01/43(f)	244	244,241
2.50%, 09/01/28 - 04/15/50(g)	163,451	169,554,578
3.00%, 01/01/27 - 04/15/50(g)	517,215	543,848,055
3.50%, 02/01/26 - 11/01/51(g)	371,875	395,397,397
(12 mo. LIBOR US + 1.83%), 3.77%, 11/01/40(f)	7	6,865
4.00%, 10/01/25 - 02/01/57(g)	338,226	363,992,551
(12 mo. LIBOR US + 1.75%), 4.33%, 08/01/41(f)	7	7,296

51

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
(12 mo. LIBOR US + 1.53%), 4.41%, 04/01/43 - 05/01/43(f)	$102	$102,435
(12 mo. LIBOR US + 1.70%), 4.45%, 08/01/42(f)	31	31,857
4.50%, 05/01/24 - 04/15/50(g)	113,287	122,805,611
5.00%, 11/01/33 - 04/15/50(g)	37,247	40,481,004
5.50%, 04/01/36 - 04/15/50(g)	27,278	29,988,027
6.00%, 03/01/34 - 04/15/50(g)	10,923	12,235,138
6.50%, 07/01/32	82	93,311
7.00%, 02/01/32	12	11,951
Freddie Mac Mortgage-Backed Securities:
2.50%, 07/01/28 - 10/01/49	26,347	27,369,459
3.00%, 03/01/27 - 02/01/50	178,283	187,592,905
3.50%, 03/01/32 - 02/01/50	218,903	232,372,052
4.00%, 05/01/33 - 02/01/50	80,100	85,742,792
(12 mo. LIBOR US + 1.82%), 4.14%, 09/01/40(f)	22	22,413
(12 mo. LIBOR US + 1.76%), 4.25%, 08/01/41(f)	9	8,739
(12 mo. LIBOR US + 1.50%), 4.37%, 06/01/43(f)	21	20,932
4.50%, 06/01/38 - 01/01/49	32,772	35,471,206
5.00%, 04/01/33 - 04/01/49	6,974	7,570,865
5.50%, 06/01/35 - 01/01/39	132	148,910
6.50%, 06/01/31	20	21,835
8.00%, 12/01/24	57	61,617
Ginnie Mae Mortgage-Backed Securities:
2.50%, 05/20/45 - 04/21/50(g)	7,605	7,980,069
3.00%, 01/20/43 - 04/21/50(g)(h)	218,881	233,479,348
3.50%, 09/20/42 - 04/21/50(g)	284,017	302,058,469
4.00%, 03/15/41 - 04/21/50(g)	147,243	158,060,355
4.50%, 07/15/39 - 04/21/50(g)	77,483	82,666,263
5.00%, 11/15/39 - 04/21/50(g)	26,183	28,173,512
5.50%, 12/15/32 - 04/20/48	494	544,653
6.00%, 03/15/35 - 10/20/38	149	169,855
6.50%, 09/15/36	87	102,231
7.50%, 12/15/23	46	49,476

		3,068,488,273

Total U.S. Government Sponsored Agency Securities — 29.9% (Cost — $3,135,644,178)		3,275,210,933

U.S. Treasury Obligations — 40.6%
U.S. Treasury Bonds:
5.38%, 02/15/31(a)	6,000	8,913,281
4.50%, 02/15/36	7,000	10,735,703
4.75%, 02/15/37	1,450	2,315,582

Security	Par (000)	Value
U.S. Treasury Bonds (continued):
5.00%, 05/15/37(a)	$9,000	$14,779,688
4.38%, 02/15/38	6,000	9,358,359
4.50%, 05/15/38	1,000	1,583,789
4.25%, 05/15/39	11,775	18,314,725
4.50%, 08/15/39	1,700	2,724,449
4.38%, 11/15/39	4,800	7,603,875
4.63%, 02/15/40	1,230	2,011,530
4.38%, 05/15/40(a)	13,650	21,707,232
3.88%, 08/15/40	3,860	5,793,468
4.25%, 11/15/40(a)	7,528	11,838,956
4.75%, 02/15/41	11,000	18,387,187
4.38%, 05/15/41	12,610	20,231,169
3.75%, 08/15/41	9,550	14,193,688
3.13%, 11/15/41	10,700	14,618,039
3.13%, 02/15/42(a)	24,350	33,302,430
3.00%, 05/15/42	20,480	27,492,000
2.75%, 08/15/42	18,250	23,563,887
2.75%, 11/15/42(a)	42,500	54,974,414
3.13%, 02/15/43	21,000	28,763,437
2.88%, 05/15/43(a)	24,750	32,665,166
3.63%, 08/15/43	7,500	11,072,461
3.75%, 11/15/43(a)	48,700	73,316,328
3.63%, 02/15/44	11,000	16,292,891
3.38%, 05/15/44	7,600	10,871,563
3.13%, 08/15/44	2,000	2,760,469
3.00%, 11/15/44	6,300	8,541,176
2.50%, 02/15/45(a)	23,500	29,383,262
3.00%, 05/15/45	15,600	21,250,125
2.88%, 08/15/45	18,800	25,190,531
2.50%, 02/15/46(a)	18,600	23,447,625
2.50%, 05/15/46(a)	25,850	32,612,400
2.25%, 08/15/46	26,500	31,988,399
2.88%, 11/15/46	8,500	11,499,902
3.00%, 02/15/47(a)	9,000	12,469,219
3.00%, 05/15/47	18,200	25,228,328
2.75%, 08/15/47	29,500	39,085,195
2.75%, 11/15/47(a)	30,000	39,793,359
3.00%, 02/15/48(a)	8,000	11,106,250
3.13%, 05/15/48(a)	32,500	46,044,629
3.00%, 08/15/48	9,000	12,501,563
3.38%, 11/15/48	14,700	21,810,551
2.88%, 05/15/49	6,500	8,869,199
2.25%, 08/15/49	25,000	30,456,055
2.38%, 11/15/49(a)	27,500	34,261,133
2.00%, 02/15/50(a)	3,000	3,475,430
U.S. Treasury Notes:
1.25%, 03/31/21	9,000	9,100,898
2.25%, 03/31/21	11,500	11,743,477
1.38%, 04/30/21(a)	60,000	60,799,219
2.25%, 04/30/21(a)	50,000	51,160,156
2.63%, 05/15/21(a)	20,000	20,560,156
3.13%, 05/15/21	3,000	3,100,547
2.00%, 05/31/21	5,000	5,107,617

52

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Notes (continued):
2.63%, 06/15/21	$16,000	$16,481,875
1.13%, 06/30/21(a)	4,500	4,557,305
2.13%, 06/30/21(a)	20,000	20,500,781
2.63%, 07/15/21(a)	34,000	35,083,750
2.25%, 07/31/21	12,804	13,157,110
2.75%, 08/15/21	20,000	20,707,812
1.13%, 08/31/21(a)	18,000	18,239,063
2.00%, 08/31/21	8,500	8,717,148
2.75%, 09/15/21(a)	50,000	51,843,750
1.13%, 09/30/21	20,000	20,275,000
2.13%, 09/30/21(a)	62,900	64,718,203
1.25%, 10/31/21	8,000	8,133,750
1.50%, 10/31/21(a)	150,000	153,052,734
2.00%, 10/31/21	9,000	9,253,828
2.00%, 11/15/21	13,700	14,104,043
1.75%, 11/30/21(a)	16,000	16,411,875
1.88%, 11/30/21(a)	53,000	54,478,203
2.00%, 12/31/21(a)	12,000	12,373,125
2.13%, 12/31/21	10,000	10,331,641
2.50%, 01/15/22(a)	25,000	26,019,531
1.50%, 01/31/22	3,500	3,581,211
1.88%, 01/31/22(a)	59,000	60,790,742
1.75%, 02/28/22(a)	1,500	1,543,828
1.88%, 02/28/22	5,000	5,158,594
1.75%, 03/31/22(a)	9,100	9,378,688
1.88%, 03/31/22	18,000	18,595,547
2.25%, 04/15/22(a)	20,000	20,824,219
1.75%, 04/30/22(a)	10,000	10,317,969
1.88%, 04/30/22	30,000	31,026,562
1.75%, 05/31/22	3,000	3,098,086
1.75%, 06/30/22	18,000	18,618,750
2.13%, 06/30/22(a)	18,000	18,774,844
1.88%, 07/31/22(a)	40,000	41,529,688
2.00%, 07/31/22(a)	15,000	15,618,164
1.88%, 08/31/22(a)	34,958	36,327,644
1.50%, 09/15/22(a)	20,000	20,617,188
1.75%, 09/30/22	23,000	23,856,211
1.88%, 09/30/22	10,000	10,405,469
1.38%, 10/15/22	20,000	20,564,062
1.88%, 10/31/22(a)	37,000	38,533,476
2.00%, 10/31/22	10,000	10,446,875
7.63%, 11/15/22(a)	3,400	4,056,758
2.00%, 11/30/22(a)	36,000	37,643,906
2.13%, 12/31/22(a)	45,000	47,281,640
1.75%, 01/31/23(a)	20,000	20,829,688
2.00%, 02/15/23	8,000	8,394,375
1.50%, 02/28/23	10,200	10,563,375
1.50%, 03/31/23(a)	31,500	32,641,875
1.63%, 04/30/23(a)	19,000	19,775,586
2.75%, 04/30/23(a)	26,600	28,608,508
1.75%, 05/15/23	1,000	1,045,078
1.63%, 05/31/23	4,000	4,166,562
1.38%, 06/30/23	26,500	27,413,008

Security	Par (000)	Value
U.S. Treasury Notes (continued):
2.63%, 06/30/23(a)	$58,000	$62,354,531
1.25%, 07/31/23(a)	4,000	4,124,219
2.75%, 07/31/23(a)	46,000	49,726,719
2.50%, 08/15/23	16,000	17,186,875
6.25%, 08/15/23(a)	2,050	2,461,361
1.38%, 08/31/23(a)	38,000	39,386,406
1.38%, 09/30/23(a)	4,000	4,148,438
2.88%, 09/30/23	6,000	6,536,953
1.63%, 10/31/23(a)	15,000	15,703,711
2.75%, 11/15/23(a)	28,000	30,442,344
2.13%, 11/30/23(a)	39,000	41,570,039
2.25%, 12/31/23(a)	11,000	11,788,906
2.63%, 12/31/23	10,000	10,860,156
2.25%, 01/31/24(a)	40,000	42,932,812
2.50%, 01/31/24(a)	65,000	70,380,274
2.75%, 02/15/24(a)	15,000	16,393,359
2.13%, 02/29/24	13,000	13,904,922
2.13%, 03/31/24	10,000	10,708,984
2.00%, 04/30/24	22,000	23,471,250
2.50%, 05/15/24(a)	22,300	24,263,445
2.00%, 05/31/24	5,700	6,089,648
1.75%, 06/30/24(a)	70,000	74,128,907
2.00%, 06/30/24(a)	40,000	42,767,188
2.38%, 08/15/24	7,500	8,155,371
1.88%, 08/31/24(a)	5,000	5,329,883
1.50%, 09/30/24(a)	75,000	78,808,594
2.13%, 09/30/24(a)	20,000	21,573,438
1.50%, 10/31/24(a)	50,000	52,583,984
2.25%, 10/31/24	5,000	5,426,563
2.25%, 11/15/24(a)	57,000	61,893,985
7.50%, 11/15/24	5,000	6,628,320
2.13%, 11/30/24	15,000	16,215,234
1.75%, 12/31/24(a)	20,000	21,295,312
2.25%, 12/31/24(a)	55,000	59,836,133
2.00%, 02/15/25	21,984	23,688,619
7.63%, 02/15/25	375	505,854
2.75%, 02/28/25	30,000	33,441,797
2.13%, 05/15/25(a)	33,250	36,126,904
2.75%, 06/30/25	28,000	31,384,063
2.88%, 07/31/25(a)	45,000	50,807,812
2.00%, 08/15/25(a)	56,800	61,501,531
6.88%, 08/15/25(a)	8,000	10,727,812
3.00%, 09/30/25(a)	38,000	43,259,141
3.00%, 10/31/25	15,000	17,098,828
2.25%, 11/15/25	16,600	18,241,844
2.63%, 01/31/26	15,000	16,852,734
1.63%, 02/15/26(a)	68,000	72,417,344
6.00%, 02/15/26	7,660	10,128,492
1.63%, 05/15/26(a)	36,350	38,793,685
1.50%, 08/15/26	27,500	29,194,043
6.75%, 08/15/26(a)	7,500	10,448,730
1.63%, 09/30/26	15,000	16,054,688
1.63%, 10/31/26(a)	60,000	64,225,781

53

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Notes (continued):
2.00%, 11/15/26	$15,000	$16,427,930
1.63%, 11/30/26(a)	30,000	32,130,469
6.63%, 02/15/27(a)	3,500	4,947,578
2.38%, 05/15/27(a)	28,000	31,585,313
2.25%, 08/15/27(a)	31,975	35,875,700
2.25%, 11/15/27(a)	83,510	93,896,556
2.75%, 02/15/28(a)	35,000	40,802,344
2.88%, 05/15/28	14,000	16,506,875
2.88%, 08/15/28(a)	57,500	67,993,750
3.13%, 11/15/28(a)	30,000	36,216,797
5.25%, 11/15/28(a)	9,000	12,504,023
2.63%, 02/15/29(a)	33,884	39,604,572
5.25%, 02/15/29(a)	5,000	6,988,086
1.63%, 08/15/29(a)	62,000	67,291,797
6.13%, 08/15/29(a)	7,500	11,226,270
1.75%, 11/15/29	20,000	21,971,875

Total U.S. Treasury Obligations — 40.6% (Cost — $3,987,128,765)		4,451,188,771

Total Long-Term Investments — 100.5% (Cost — $10,346,884,199)		11,010,507,616

	Shares

Short-Term Securities — 32.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.35% (i)(j)(k)	3,587,260,530	3,586,543,078
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25% (i)(k)	100,000	100,000

Total Short-Term Securities — 32.7% (Cost — $3,586,067,487)		3,586,643,078

Total Investments Before TBA Sale Commitments — 133.2% (Cost — $13,932,951,686)		14,597,150,694

Security	Par (000)	Value

TBA Sale Commitments(g) — (1.4%)

Mortgage-Backed Securities — (1.4%)
Fannie Mae Mortgage-Backed Securities:
2.50%, 04/20/35 - 04/15/50	$7,925	$(8,215,336)
3.00%, 04/20/35 - 04/15/50	61,620	(64,578,083)
3.50%, 04/20/35 - 04/15/50	21,016	(22,189,594)
4.00%, 04/15/50	21,675	(23,114,587)
4.50%, 04/15/50	3,500	(3,766,191)
5.00%, 04/15/50	600	(647,227)
Ginnie Mae Mortgage-Backed Securities :
3.50%, 04/21/50	12,525	(13,201,242)
4.00%, 04/21/50	9,800	(10,411,074)
4.50%, 04/21/50	2,650	(2,812,313)
5.00%, 04/21/50	750	(797,812)

Total TBA Sale Commitments — (1.4)% (Proceeds — $147,529,399)		(149,733,459)

Total Investments, Net of TBA Sale Commitments — 131.8% (Cost — $13,785,422,287)		14,447,417,235

Liabilities in Excess of Other Assets — (31.8)%		(3,487,372,820)

Net Assets — 100.0%		$10,960,044,415

(a)	Security, or a portion of the security, is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(k)

Investments in issuers considered to be an affiliate/affiliates of the Master Portfolio during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

54

Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Affiliated issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,221,384,022	1,365,876,508	(b)	—	3,587,260,530	$3,586,543,078	$5,362,304	(c)	$(1,189,660)	$233,306
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	100,000	100,000	329		—	—

						$3,586,643,078	$5,362,633		$(1,189,660)	$233,306

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

CME	Chicago Mercantile Exchange

EDA	Economic Development Authority

GO	General Obligation Bonds

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S&P	Standard & Poor’s

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Schedule of Investments (unaudited) (continued) March 31, 2020	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$11,010,507,616	$—	$11,010,507,616
Short-Term Securities	3,586,643,078	—	—	3,586,643,078
Liabilities:
Investments:
TBA Sale Commitments	—	(149,733,459)	—	(149,733,459)

	$3,586,643,078	$10,860,774,157	$—	$14,447,417,235

(a)	See above Schedule of Investments for values in each industry, security type, country, state or political sub-division.

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